UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

AB Corporate Income Shares: ACISX

April 30, 2025

AB Corporate Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACISX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg U.S. Credit Bond Index, the “benchmark.” Security selection in banking, consumer non-cyclicals, communications-media, insurance and electric utilities contributed the most to performance. Yield-curve positioning detracted, mainly from underweights to maturities over 10 years and three- to five-years that were partially offset by gains from overweights on the two- to three-year and five- to seven-year parts of the curve, along with an underweight to the one- to two-year parts of the curve.

During the 12-month period, the Fund used derivatives in the form of futures and credit default swaps for hedging purposes; futures detracted from performance and credit default swaps had no material impact on the 12-month period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection and some yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, overall yield-curve positioning detracted from results.

AB Corporate Income Shares: ACISX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Corporate Income Shares	Bloomberg U.S. Credit Bond Index
04/15	$10,000	$10,000
04/16	$10,183	$10,277
04/17	$10,527	$10,558
04/18	$10,579	$10,627
04/19	$11,323	$11,304
04/20	$12,302	$12,363
04/21	$13,242	$12,889
04/22	$11,903	$11,583
04/23	$11,956	$11,666
04/24	$12,237	$11,755
04/25	$13,251	$12,650

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
AB Corporate Income Shares	8.29%	1.50%	2.85%
Bloomberg U.S. Credit Bond Index	7.61%	0.46%	2.38%

The addition of the Bloomberg U.S. Credit Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACISX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$169,080,060
# of Portfolio Holdings	281
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$0

AB Corporate Income Shares: ACISX

2

Graphical Representation of Holdings

Security Type Breakdown

Corporates - Investment Grade	96.6%
Governments - Sovereign Bonds	1.2%
Quasi-Sovereigns	0.8%
Corporates - Non-Investment Grade	0.6%
Other assets less liabilities	0.8%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACISX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Corporate Income Shares: ACISX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACISX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Corporate Income Shares: ACISX

4

CIS-0153-0425

AB Impact Municipal Income Shares: ABIMX

April 30, 2025

AB Impact Municipal Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the "benchmark"). Overall, security selection within not-for-profit health care and miscellaneous revenue added to performance, relative to the benchmark. Other contributors to performance included an overweight to the public primary/secondary education and state general obligation sectors. Duration and yield-curve positioning detracted from performance.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection contributed to performance.

Top detractors from performance:

  Overall yield-curve positioning detracted from performance.

AB Impact Municipal Income Shares: ABIMX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Impact Municipal Income Shares	Bloomberg Municipal Bond Index
09/17	$10,000	$10,000
04/18	$9,956	$9,866
04/19	$10,709	$10,473
04/20	$10,752	$10,700
04/21	$12,158	$11,528
04/22	$11,154	$10,619
04/23	$11,316	$10,925
04/24	$11,734	$11,152
04/25	$12,127	$11,338

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 9/12/17
AB Impact Municipal Income Shares	3.35%	2.44%	2.56%
Bloomberg Municipal Bond Index	1.66%	1.17%	1.66%

The addition of the Bloomberg Municipal Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIMX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$611,216,297
# of Portfolio Holdings	262
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0

AB Impact Municipal Income Shares: ABIMX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	0.4%
AA	30.2%
A	22.8%
BBB	30.2%
BB	5.4%
B	1.0%
Not Rated	10.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIMX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Impact Municipal Income Shares: ABIMX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIMX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Impact Municipal Income Shares: ABIMX

4

IMISH-0153-0425

AB Municipal Income Shares: MISHX

April 30, 2025

AB Municipal Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$15	0.15%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the "benchmark"). Overweights to lower-rated (noninvestment-grade) bonds contributed to the Fund, relative to the benchmark, which is fully composed of investment-grade bonds. Security selection within not-for-profit health care and electric utility contributed, while Industrial Development Revenue-industry and water & sewer detracted. An overweight to senior living and multi-family housing contributed to overall performance, while an underweight to single family housing and an overweight to private primary/secondary education detracted.

The Fund used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection and credit attribution contributed to performance.

Top detractors from performance:

  Sector attribution detracted from performance.

AB Municipal Income Shares: MISHX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Municipal Income Shares	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
04/16	$10,833	$10,529
04/17	$10,964	$10,545
04/18	$11,463	$10,709
04/19	$12,326	$11,368
04/20	$11,804	$11,614
04/21	$14,362	$12,513
04/22	$13,280	$11,527
04/23	$13,535	$11,858
04/24	$13,915	$12,105
04/25	$14,651	$12,306

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
AB Municipal Income Shares	5.39%	4.42%	3.89%
Bloomberg Municipal Bond Index	1.66%	1.17%	2.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/MISHX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$14,896,560,709
# of Portfolio Holdings	2,177
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$0

AB Municipal Income Shares: MISHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.6%
AA	18.3%
A	26.7%
BBB	17.9%
BB	8.5%
B	1.1%
CCC	0.2%
CC	-%
D	0.1%
A-1+	0.8%
Not Rated	24.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/MISHX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Municipal Income Shares: MISHX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/MISHX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Municipal Income Shares: MISHX

4

MIS-0153-0425

AB Taxable Multi-Sector Income Shares: CSHTX

April 30, 2025

AB Taxable Multi-Sector Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed Bloomberg U.S. Aggregate ex-Government Bond Index (the "benchmark"). Industry allocation was the largest detractor from relative performance, mainly from overweights to US municipal bonds, commercial mortgage-backed securities and consumer cyclical–automotive. Yield-curve positioning was the largest contributor, from an overweights to the five- to 10-year parts of the curve. Security selection also contributed, mostly from selection among energy, banking and technology. Currency decisions did not have a meaningful impact on results.

The Fund used interest rate swaps and credit default swaps during the 12-month period, which had no material impact on performance.

Performance Highlights

Top contributors to performance:

  Yield-curve positioning and security selection contributed.

Top detractors from performance:

  Industry allocation detracted from overall performance.

CSHTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Taxable Multi-Sector Income Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate ex Government Bond Index
04/15	$10,000	$10,000	$10,000
04/16	$10,114	$10,272	$10,268
04/17	$10,277	$10,357	$10,445
04/18	$10,343	$10,324	$10,459
04/19	$10,757	$10,870	$11,051
04/20	$11,125	$12,049	$11,992
04/21	$11,449	$12,017	$12,266
04/22	$11,121	$10,994	$11,121
04/23	$11,367	$10,947	$11,112
04/24	$11,869	$10,786	$11,049
04/25	$12,682	$11,651	$11,964

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	6.85%	2.65%	2.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Aggregate ex Government Bond Index	8.28%	-0.05%	1.81%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CSHTX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$449,028,773
# of Portfolio Holdings	238
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$0

CSHTX

2

Graphical Representation of Holdings

Security Type Breakdown

Corporates - Investment Grade	64.5%
Local Governments - US Municipal Bonds	13.5%
Asset-Backed Securities	4.0%
Collateralized Mortgage Obligations	3.1%
Corporates - Non-Investment Grade	0.1%
Short-Term Investments	14.2%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CSHTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

CSHTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CSHTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CSHTX

4

TMSIS-0153-0425

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Corporate Income Shares	2024	$34,164	$—	$14,586
	2025	$34,164	$—	$17,471
AB Taxable Multi-Sector Income Shares	2024	$37,843	$—	$15,586
	2025	$37,843	$—	$19,344
AB Municipal Income Shares	2024	$47,621	$—	$15,750
	2025	$70,000	$—	$19,856
AB Impact Municipal Income Shares	2024	$31,218	$—	$15,750
	2025	$31,218	$—	$19,856

*	The Fund’s Adviser absorbs all ordinary Fund expenses, including the Fund’s audit fees, audit-related fees and tax fees.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Corporate Income Shares	2024	$1,981,599	$14,586
			$—
			$(14,586)
	2025	$2,003,077	$17,471
			$—
			$(17,471)
AB Taxable Multi-Sector Income Shares	2024	$1,982,599	$15,586
			$—
			$(15,586)
	2025	$2,004,950	$19,344
			$—
			$(19,344)
AB Municipal Income Shares	2024	$1,982,763	$15,750
			$—
			$(15,750)
	2025	$2,005,462	$19,856
			$—
			$(19,856)
AB Impact Municipal Income Shares	2024	$1,982,763	$15,750
			$—
			$(15,750)
	2025	$2,005,462	$19,856
			$—
			$(19,856)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORPORATE INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.6%
Industrial – 52.6%
Basic – 1.7%
Freeport-McMoRan, Inc. 4.25%, 03/01/2030	$1,294	$1,256,241
Glencore Funding LLC 4.907%, 04/01/2028(a)	438	442,100
5.186%, 04/01/2030(a)	188	190,331
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	195,191
6.125%, 02/26/2034(a)	207	207,445
Nutrien Ltd. 4.50%, 03/12/2027	284	284,815
Suzano Austria GmbH 6.00%, 01/15/2029	253	257,522

		2,833,645

Capital Goods – 4.5%
CNH Industrial Capital LLC 4.75%, 03/21/2028	642	644,510
GE Capital Funding LLC 4.55%, 05/15/2032	1,263	1,242,792
John Deere Capital Corp. 4.50%, 01/08/2027	417	420,511
Republic Services, Inc. 3.95%, 05/15/2028	1,200	1,192,872
4.875%, 04/01/2029	725	738,086
RTX Corp. 2.25%, 07/01/2030	318	284,699
4.45%, 11/16/2038	839	761,233
5.15%, 02/27/2033	1,081	1,092,675
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,205	1,186,817

		7,564,195

Communications - Media – 3.9%
Discovery Communications LLC 5.30%, 05/15/2049	82	60,405
Meta Platforms, Inc. 4.65%, 08/15/2062	108	90,354
5.55%, 08/15/2064	764	735,442
5.75%, 05/15/2063	1,304	1,300,062
Netflix, Inc. 5.375%, 11/15/2029(a)	1,115	1,161,228
Paramount Global 5.90%, 10/15/2040	310	267,806

ABFunds.com	AB Corporate Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Time Warner Cable LLC 6.55%, 05/01/2037	$360	$354,794
6.75%, 06/15/2039	918	914,548
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	1,098	940,283
5.141%, 03/15/2052	1,245	854,568

		6,679,490

Communications - Telecommunications – 0.1%
AT&T, Inc. 6.55%, 01/15/2028	100	105,050

Consumer Cyclical - Automotive – 4.2%
American Honda Finance Corp. Series G 4.90%, 01/10/2034	745	731,374
BMW US Capital LLC 4.65%, 03/19/2027(a)	8	8,043
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,233,457
Ford Motor Credit Co. LLC 5.918%, 03/20/2028	254	252,402
6.05%, 03/05/2031	826	806,647
6.054%, 11/05/2031	354	343,079
General Motors Financial Co., Inc. 5.05%, 04/04/2028	909	911,645
Hyundai Capital America 5.30%, 03/19/2027(a)	385	388,785
5.65%, 06/26/2026(a)	1,076	1,087,061
5.68%, 06/26/2028(a)	566	576,822
Volkswagen Group of America Finance LLC 5.05%, 03/27/2028(a)	705	706,875

		7,046,190

Consumer Cyclical - Entertainment – 0.3%
Mattel, Inc. 3.375%, 04/01/2026(a)	588	577,457

Consumer Cyclical - Other – 1.0%
DR Horton, Inc. 4.85%, 10/15/2030	518	520,543
Las Vegas Sands Corp. 5.625%, 06/15/2028	259	258,896
6.00%, 06/14/2030	89	89,159
Marriott International, Inc./MD 5.10%, 04/15/2032	221	220,618
5.50%, 04/15/2037	697	679,875

		1,769,091

2 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 1.3%
McDonald’s Corp. 2.125%, 03/01/2030	$50	$45,064
3.50%, 03/01/2027	1,435	1,417,292
6.30%, 10/15/2037	622	675,797

		2,138,153

Consumer Cyclical - Retailers – 1.4%
AutoZone, Inc. 5.125%, 06/15/2030	317	323,892
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	979	956,150
Ross Stores, Inc. 4.70%, 04/15/2027	160	160,445
4.80%, 04/15/2030	115	115,437
Walmart, Inc. 2.50%, 09/22/2041	1,229	860,189

		2,416,113

Consumer Non-Cyclical – 12.9%
Altria Group, Inc. 2.45%, 02/04/2032	1,726	1,463,303
3.40%, 02/04/2041	939	675,770
Archer-Daniels-Midland Co. 2.90%, 03/01/2032	1,473	1,315,772
3.25%, 03/27/2030	121	114,738
4.50%, 08/15/2033	476	460,211
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	460	452,659
Cargill, Inc. 3.625%, 04/22/2027(a)	560	554,691
4.375%, 04/22/2052(a)	748	609,620
5.125%, 02/11/2035(a)	524	523,576
Cencosud SA 5.95%, 05/28/2031(a)	650	660,075
CVS Health Corp. 2.875%, 06/01/2026	1,468	1,441,048
Diageo Investment Corp. 5.125%, 08/15/2030	207	212,258
Eli Lilly & Co. 4.95%, 02/27/2063	1,133	1,017,819
5.10%, 02/09/2064	892	821,086
5.20%, 08/14/2064	421	393,572
Gilead Sciences, Inc. 1.20%, 10/01/2027	1,347	1,258,623
Haleon US Capital LLC 3.625%, 03/24/2032	1,337	1,240,602
Hershey Co. (The) 5.10%, 02/24/2035	544	549,048

ABFunds.com	AB Corporate Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Japan Tobacco, Inc. 5.85%, 06/15/2035(a)	$506	$525,476
Kraft Heinz Foods Co. 6.50%, 02/09/2040	618	662,453
Mars, Inc. 4.60%, 03/01/2028(a)	517	522,604
Mylan, Inc. 5.20%, 04/15/2048	462	344,647
5.40%, 11/29/2043	892	708,016
Philip Morris International, Inc. 3.875%, 08/21/2042	276	219,081
5.125%, 02/13/2031	368	377,001
5.25%, 02/13/2034	875	883,881
5.375%, 02/15/2033	777	795,485
6.375%, 05/16/2038	86	93,468
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,351	1,199,715
Sysco Corp. 3.30%, 07/15/2026	1,451	1,430,976
Viatris, Inc. 2.70%, 06/22/2030	318	275,175

		21,802,449

Energy – 5.9%
BP Capital Markets America, Inc. 3.633%, 04/06/2030	1,292	1,240,798
ConocoPhillips Co. 5.30%, 05/15/2053	866	780,526
5.65%, 01/15/2065	720	662,565
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	384	309,535
4.375%, 01/15/2028	677	660,684
5.75%, 01/15/2031(a)	390	384,388
EOG Resources, Inc. 4.95%, 04/15/2050	283	246,306
5.65%, 12/01/2054	367	348,966
EQT Corp. 3.125%, 05/15/2026(a)	492	481,791
Harbour Energy PLC 6.327%, 04/01/2035(a)	675	644,625
Kinder Morgan Energy Partners LP 6.50%, 09/01/2039	641	663,589
Kinder Morgan, Inc. 5.85%, 06/01/2035	194	196,885
ONEOK Partners LP 6.65%, 10/01/2036	645	682,152
ONEOK, Inc. 5.05%, 11/01/2034	701	665,789

4 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	$257	$239,650
5.875%, 07/17/2064(a)	545	500,037
Targa Resources Corp. 5.55%, 08/15/2035	545	533,866
Var Energi ASA 8.00%, 11/15/2032(a)	640	700,973

		9,943,125

Services – 3.3%
Amazon.com, Inc. 3.25%, 05/12/2061	2,087	1,356,237
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,120,291
Mastercard, Inc. 2.95%, 06/01/2029	656	627,884
3.35%, 03/26/2030	1,532	1,475,193
4.875%, 05/09/2034	53	53,321
PayPal Holdings, Inc. 4.45%, 03/06/2028	490	495,424
S&P Global, Inc. 4.25%, 05/01/2029	450	448,650

		5,577,000

Technology – 11.2%
Alphabet, Inc. 5.25%, 05/15/2055	339	334,610
Analog Devices, Inc. 1.70%, 10/01/2028	1,368	1,259,791
3.50%, 12/05/2026	468	463,699
Apple, Inc. 4.10%, 08/08/2062	1,699	1,342,346
Applied Materials, Inc. 1.75%, 06/01/2030	529	466,308
4.80%, 06/15/2029	467	477,806
Autodesk, Inc. 3.50%, 06/15/2027	1,190	1,171,817
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	1,280	1,238,784
3.25%, 02/15/2029	967	900,935
Dell International LLC/EMC Corp. 5.30%, 04/01/2032	288	288,680
5.50%, 04/01/2035	586	574,743
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)	919	937,646
6.15%, 01/25/2032(a)	244	253,501
IBM International Capital Pte. Ltd. 4.90%, 02/05/2034	741	728,188

ABFunds.com	AB Corporate Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

International Business Machines Corp. 5.00%, 02/10/2032	$731	$738,690
Jabil, Inc. 3.95%, 01/12/2028	584	573,044
Micron Technology, Inc. 6.05%, 11/01/2035	504	511,389
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	1,124	1,149,908
Oracle Corp. 3.85%, 07/15/2036	1,291	1,110,621
6.50%, 04/15/2038	925	986,781
Salesforce, Inc. 1.50%, 07/15/2028	1,315	1,218,019
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	339,507
VMware LLC 1.40%, 08/15/2026	1,537	1,475,935
3.90%, 08/21/2027	436	429,382

		18,972,130

Transportation - Airlines – 0.7%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	42	40,709
5.308%, 10/20/2031(a)	303	289,759
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	812	804,974

		1,135,442

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)	370	271,950

		88,831,480

Financial Institutions – 31.4%
Banking – 21.9%
AIB Group PLC 5.871%, 03/28/2035(a)	778	792,401
Ally Financial, Inc. 6.848%, 01/03/2030	256	265,690
6.992%, 06/13/2029	126	130,924
American Express Co. 5.085%, 01/30/2031	178	181,215
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034	200	223,926
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)	274	272,411
Banco Santander SA 1.722%, 09/14/2027	600	575,844
6.033%, 01/17/2035	200	207,404
6.921%, 08/08/2033	1,000	1,065,650

6 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Bank of America Corp. 3.846%, 03/08/2037	$884	$787,352
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	332	340,363
Bank of Nova Scotia (The) 4.932%, 02/14/2029	545	551,115
Barclays PLC 6.224%, 05/09/2034	862	897,385
7.119%, 06/27/2034	1,275	1,367,680
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)	330	315,150
BNP Paribas SA 4.792%, 05/09/2029(a)	511	510,613
CaixaBank SA 6.84%, 09/13/2034(a)	390	423,821
Citigroup, Inc. 3.52%, 10/27/2028	1,476	1,439,307
4.75%, 05/18/2046	1,319	1,093,992
6.174%, 05/25/2034	516	527,290
6.675%, 09/13/2043	330	348,279
Series W 4.00%, 12/10/2025(b)	368	360,025
Series X 3.875%, 02/18/2026(b)	344	334,602
Cooperatieve Rabobank UA 5.71%, 01/21/2033(a)	610	630,276
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	1,503	1,351,182
7.079%, 02/10/2034	683	712,622
Fifth Third Bank NA 4.967%, 01/28/2028	352	354,003
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	365	350,455
1.948%, 10/21/2027	340	327,546
4.937%, 04/23/2028	449	452,920
HSBC Holdings PLC
4.041%, 03/13/2028	650	643,643
4.583%, 06/19/2029	253	251,935
5.733%, 05/17/2032	1,092	1,127,446
Intesa Sanpaolo SpA 7.778%, 06/20/2054(a)	935	1,009,669
JPMorgan Chase & Co. 1.578%, 04/22/2027	1,287	1,251,337
5.04%, 01/23/2028	890	898,508
5.103%, 04/22/2031	669	681,397
Lloyds Banking Group PLC 7.50%, 09/27/2025(b)	287	286,581

ABFunds.com	AB Corporate Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 5.159%, 04/24/2031	$290	$295,133
Morgan Stanley 4.994%, 04/12/2029	669	678,119
5.652%, 04/13/2028	1,077	1,100,177
Morgan Stanley Bank NA 4.968%, 07/14/2028	563	568,129
5.504%, 05/26/2028	445	453,691
Nationwide Building Society 2.972%, 02/16/2028(a)	404	393,145
Nordea Bank Abp 6.625%, 03/26/2026(a)(b)	335	334,799
Santander Holdings USA, Inc. 5.473%, 03/20/2029	10	10,039
Societe Generale SA 5.519%, 01/19/2028(a)	884	892,018
7.367%, 01/10/2053(a)	1,103	1,115,144
Standard Chartered PLC 5.545%, 01/21/2029(a)	508	517,550
5.70%, 03/26/2044(a)	1,191	1,114,061
State Street Corp. 4.543%, 04/24/2028	190	191,349
Svenska Handelsbanken AB 4.375%, 03/01/2027(a)(b)	400	381,600
Synchrony Bank 5.625%, 08/23/2027	1,122	1,133,837
Synchrony Financial 3.95%, 12/01/2027	376	365,686
5.935%, 08/02/2030	391	396,079
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	378,946
UBS Group AG 2.746%, 02/11/2033(a)	854	729,888
6.537%, 08/12/2033(a)	693	742,730
7.125%, 08/10/2034(a)(b)	365	350,969
9.25%, 11/13/2028(a)(b)	273	295,129
Wells Fargo & Co. 4.97%, 04/23/2029	589	596,351
5.707%, 04/22/2028	569	581,694

		36,958,222

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	595	575,085

Finance – 0.1%
Aviation Capital Group LLC 4.75%, 04/14/2027(a)	231	230,832

8 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Insurance – 2.8%
Allstate Corp. (The) Series B 7.523% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	$712	$704,752
Athene Global Funding 1.985%, 08/19/2028(a)	292	267,907
2.55%, 11/19/2030(a)	73	64,258
2.717%, 01/07/2029(a)	118	109,316
4.721%, 10/08/2029(a)	708	702,017
5.583%, 01/09/2029(a)	46	47,076
Cigna Group (The) 7.875%, 05/15/2027	53	56,389
Hartford Insurance Group, Inc. (The) Series ICON 6.71% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)	535	486,781
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	171,877
New York Life Global Funding 4.40%, 04/25/2028(a)	195	196,441
New York Life Insurance Co. 3.75%, 05/15/2050(a)	1,493	1,081,186
Principal Life Global Funding II 4.80%, 01/09/2028(a)	608	615,095
Prudential Financial, Inc. 5.375%, 05/15/2045	260	259,797

		4,762,892

REITs – 6.3%
ERP Operating LP 3.00%, 07/01/2029	1,330	1,251,969
Essential Properties LP 2.95%, 07/15/2031	454	391,952
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	1,414	1,409,433
Mid-America Apartments LP 3.60%, 06/01/2027	1,471	1,451,509
Realty Income Corp. 3.95%, 08/15/2027	624	618,683
5.125%, 04/15/2035	114	112,906
Sabra Health Care LP 5.125%, 08/15/2026	1,011	1,006,663
Simon Property Group LP 2.65%, 02/01/2032	1,394	1,211,051
4.75%, 03/15/2042	896	785,828

ABFunds.com	AB Corporate Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Trust Fibra Uno 7.375%, 02/13/2034(a)	$358	$353,525
Welltower OP LLC 2.05%, 01/15/2029	403	370,196
2.75%, 01/15/2031	874	791,486
2.75%, 01/15/2032	989	868,559

		10,623,760

		53,150,791

Utility – 12.6%
Electric – 12.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	190	165,704
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	679,219
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	217	160,474
American Electric Power Co., Inc. 6.95%, 12/15/2054	270	272,867
Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	689	723,402
6.125%, 04/01/2036	1,298	1,368,806
Commonwealth Edison Co. 5.65%, 06/01/2054	762	742,615
Consumers Energy Co. 5.05%, 05/15/2035	848	850,324
Edison International 5.75%, 06/15/2027	226	227,372
Electricite de France SA 6.00%, 04/22/2064(a)	365	340,505
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	178,956
Enel Chile SA 4.875%, 06/12/2028	62	61,240
Engie Energia Chile SA 6.375%, 04/17/2034(a)	663	681,730
Entergy Louisiana LLC 5.70%, 03/15/2054	778	757,935
Entergy Mississippi LLC 5.80%, 04/15/2055	622	611,022
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	253,501
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,439,622
Florida Power & Light Co. 5.30%, 06/15/2034	250	256,610
Niagara Energy SAC 5.746%, 10/03/2034(a)	333	327,692

10 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	$556	$478,088
5.29%, 01/17/2034(a)	1,392	1,379,444
Pacific Gas & Electric Co. 3.25%, 06/01/2031	700	625,520
PECO Energy Co. 5.25%, 09/15/2054	372	347,727
Progress Energy, Inc. 6.00%, 12/01/2039	1,325	1,350,771
Public Service Co. of Colorado 5.35%, 05/15/2034	351	353,362
Public Service Electric & Gas Co. 5.45%, 03/01/2054	483	466,858
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	289,332
San Diego Gas & Electric Co. 5.40%, 04/15/2035	702	708,171
Southwestern Public Service Co. 5.30%, 05/15/2035	510	508,077
Virginia Electric & Power Co. 5.55%, 08/15/2054	884	840,516
5.65%, 03/15/2055	904	867,280
Vistra Operations Co. LLC 4.30%, 07/15/2029(a)	650	636,317
6.95%, 10/15/2033(a)	1,297	1,392,615
Xcel Energy, Inc. 4.75%, 03/21/2028	882	889,338

		21,233,012

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)	106	104,265

		21,337,277

Total Corporates - Investment Grade (cost $163,266,412)		163,319,548

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.672%, 10/20/2035(a)	218	218,627

Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	452,550
5.20%, 05/15/2049	200	129,200

		581,750

ABFunds.com	AB Corporate Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mexico – 0.4%
Mexico Government International Bond 4.60%, 01/23/2046	$200	$144,600
4.75%, 03/08/2044	120	90,660
7.375%, 05/13/2055	347	343,226

		578,486

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	207,252

Saudi Arabia – 0.2%
Saudi Government International Bond 5.125%, 01/13/2028(a)	347	351,598

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	53,357

Total Governments - Sovereign Bonds (cost $2,259,300)		1,991,070

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.3%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	325,679
4.70%, 05/07/2050(a)	295	237,454

		563,133

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	274,895
Petroleos Mexicanos 6.75%, 09/21/2047	112	74,872
7.69%, 01/23/2050	80	58,400

		408,167

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	233,937

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	202,210

Total Quasi-Sovereigns (cost $1,706,058)		1,407,447

12 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	$302	$296,050

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054	44	43,780
7.00%, 03/10/2055	624	631,326

		675,106

Total Corporates - Non-Investment Grade (cost $975,178)		971,156

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Ecopetrol SA 5.875%, 05/28/2045 (cost $22,059)	25	16,638

Total Investments – 99.2% (cost $168,229,007)		167,705,859
Other assets less liabilities – 0.8%		1,374,201

Net Assets – 100.0%		$169,080,060

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	21	June 2025	$2,449,125	$(10,969)
U.S. T-Note 5 Yr (CBT) Futures	29	June 2025	3,166,664	15,142
U.S. Ultra Bond (CBT) Futures	70	June 2025	8,472,188	(38,838)

Sold Contracts
U.S. 10 Yr Ultra Futures	12	June 2025	1,376,813	3,733
U.S. T-Note 2 Yr (CBT) Futures	34	June 2025	7,077,047	(73,083)
U.S. T-Note 10 Yr (CBT) Futures	11	June 2025	1,234,406	(16,875)

				$(120,890)

ABFunds.com	AB Corporate Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $41,974,580 or 24.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

14 AB Corporate Income Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025

Assets
Investments in securities, at value (cost $168,229,007)	$167,705,859
Cash	2,244,870
Cash collateral due from broker	401,804
Interest receivable	1,876,772
Receivable for investment securities sold	1,155,879
Receivable for shares of beneficial interest sold	32,812

Total assets	173,417,996

Liabilities
Payable for investment securities purchased	3,329,779
Dividends payable	740,267
Payable for shares of beneficial interest redeemed	204,020
Payable for variation margin on futures	58,875
Foreign capital gains tax payable	4,995

Total liabilities	4,337,936

Net Assets	$169,080,060

Composition of Net Assets
Shares of beneficial interest, at par	$172
Additional paid-in capital	208,130,644
Accumulated loss	(39,050,756)

Net Assets	$169,080,060

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 17,247,292 common shares outstanding)	$9.80

See notes to financial statements.

ABFunds.com	AB Corporate Income Shares 15

STATEMENT OF OPERATIONS

Year Ended April 30, 2025

Investment Income
Interest	$10,524,515
Total investment income		$10,524,515

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		1,484,929
Futures		(1,151,588)
Swaps		13,253
Net change in unrealized appreciation (depreciation) of:
Investments		4,895,619
Futures		1,018,341
Swaps		(5,586)

Net gain on investment transactions		6,254,968

Net Increase in Net Assets from Operations		$16,779,483

See notes to financial statements.

16 AB Corporate Income Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2025	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,524,515	$11,116,964
Net realized gain (loss) on investment transactions	346,594	(12,312,370)
Net change in unrealized appreciation (depreciation) of investments	5,908,374	6,120,000

Net increase in net assets from operations	16,779,483	4,924,594
Distribution to Shareholders	(10,544,631)	(11,191,914)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(52,731,602)	38,607,981

Total increase (decrease)	(46,496,750)	32,340,661
Net Assets
Beginning of period	215,576,810	183,236,149

End of period	$169,080,060	$215,576,810

See notes to financial statements.

ABFunds.com	AB Corporate Income Shares 17

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Corporate Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing

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NOTES TO FINANCIAL STATEMENTS (continued)

Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

ABFunds.com	AB Corporate Income Shares 19

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

20 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$163,319,548		$	– 0	–	$163,319,548
Governments – Sovereign Bonds		– 0	–	1,991,070			– 0	–	1,991,070
Quasi-Sovereigns		– 0	–	1,407,447			– 0	–	1,407,447
Corporates – Non-Investment Grade		– 0	–	971,156			– 0	–	971,156
Emerging Markets – Corporate Bonds		– 0	–	16,638			– 0	–	16,638

Total Investments in Securities		– 0	–	167,705,859			– 0	–	167,705,859
Other Financial Instruments(a):
Assets:
Futures		18,875		– 0	–		– 0	–	18,875	(b)
Liabilities:
Futures		(139,765)		– 0	–		– 0	–	(139,765	)(b)

Total		$(120,890)		$167,705,859		$	– 0	–	$167,584,969

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash

ABFunds.com	AB Corporate Income Shares 21

NOTES TO FINANCIAL STATEMENTS (continued)

dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In

22 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$271,517,082		$322,382,723
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$168,345,560

Gross unrealized appreciation	$1,924,956
Gross unrealized depreciation	(2,564,658)

Net unrealized depreciation	$(639,702)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

ABFunds.com	AB Corporate Income Shares 23

NOTES TO FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended April 30, 2025, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement

24 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the

ABFunds.com	AB Corporate Income Shares 25

NOTES TO FINANCIAL STATEMENTS (continued)

transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by

26 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended April 30, 2025, the Fund held credit default swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

ABFunds.com	AB Corporate Income Shares 27

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$18,875	*	Payable for variation margin on futures	$139,765	*

Total		$18,875			$139,765

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,151,588)	$1,018,341

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	13,253	(5,586)

Total		$(1,138,335)	$ 1,012,755

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended April 30, 2025:

Futures:
Average notional amount of buy contracts	$24,462,449
Average notional amount of sale contracts	$22,749,039

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$9,800,000	(a)

(a)	Positions were open for one month during the year.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024

Shares sold	3,786,490	9,268,895	$37,166,451	$89,251,896

Shares redeemed	(9,147,796)	(5,302,811)	(89,898,053)	(50,643,915)

Net increase (decrease)	(5,361,306)	3,966,084	$(52,731,602)	$38,607,981

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income

ABFunds.com	AB Corporate Income Shares 29

NOTES TO FINANCIAL STATEMENTS (continued)

security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

30 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the year ended April 30, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,544,631	$11,191,914

Total distributions paid	$10,544,631	$11,191,914

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$879,440
Accumulated capital and other losses	(38,541,026	)(a)
Unrealized appreciation (depreciation)	(643,907	)(b)

Total accumulated earnings (deficit)	$(38,305,493	)(c)

(a)

As of April 30, 2025, the Fund had a net capital loss carryforward of $38,541,026. During the fiscal year, the Fund utilized $1,368,375 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $10,565,319 and a net long-term capital loss carryforward of $27,975,707, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are

ABFunds.com	AB Corporate Income Shares 31

NOTES TO FINANCIAL STATEMENTS (continued)

issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32 AB Corporate Income Shares	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.54	$ 9.83	$ 10.22	$ 11.82	$ 11.56

Income From Investment Operations

Net investment income(a)	.52	.51	.39	.33	.37

Net realized and unrealized gain (loss) on investment transactions	.26	(.29)	(.39)	(1.47)	.55

Net increase (decrease) in net asset value from operations	.78	.22	– 0	–	(1.14)	.92

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.51)	(.39)	(.34)	(.38)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.12)	(.28)

Total dividends and distributions	(.52)	(.51)	(.39)	(.46)	(.66)

Net asset value, end of period	$ 9.80	$ 9.54	$ 9.83	$ 10.22	$ 11.82

Total Return

Total investment return based on net asset value(b)	8.29%	2.35%	.16%	(10.08)%	7.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$ 169,080	$ 215,577	$ 183,236	$ 222,550	$ 208,745

Ratio to average net assets of:

Net investment income	5.27%	5.31%	3.94%	2.84%	3.02%

Portfolio turnover rate	139%	140%	85%	49%	43%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

ABFunds.com	AB Corporate Income Shares 33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Corporate Income Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Corporate Income Shares (the “Fund”) (one of the portfolios constituting AB Corporate Shares (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Corporate Shares) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

34 AB Corporate Income Shares	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 27, 2025

ABFunds.com	AB Corporate Income Shares 35

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2025.

For foreign shareholders, 76.75% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

36 AB Corporate Income Shares	ABFunds.com

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

ABFunds.com	AB Corporate Income Shares 37

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the

38 AB Corporate Income Shares	ABFunds.com

various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB Corporate Income Shares 39

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

40 AB Corporate Income Shares	ABFunds.com

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Corporate Income Shares 41

NOTES

42 AB Corporate Income Shares	ABFunds.com

NOTES

ABFunds.com	AB Corporate Income Shares 43

NOTES

44 AB Corporate Income Shares	ABFunds.com

AB CORPORATE INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIS-0151-0425

April 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB IMPACT MUNICIPAL INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.2%
Long-Term Municipal Bonds – 96.2%
Alabama – 0.8%
Alabama Community College System ACCS Enhancements Fee Revenue (Alabama Community College System ACCS Enhancements Fee Revenue) AGM Series 2021 4.00%, 09/01/2051	$5,500	$4,900,857

Arizona – 4.0%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	3,195	2,668,618
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	6,480	5,169,783
Series 2021-B 4.00%, 07/01/2051	1,250	1,044,060
4.00%, 07/01/2061	2,435	1,942,658
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,706,913
Series 2021 4.00%, 02/01/2038	1,400	1,346,460
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,075,751
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	486,918
5.00%, 07/01/2050(a)	1,175	1,085,419
5.00%, 07/01/2054(a)	640	580,934
Series 2021 4.00%, 07/01/2051(a)	1,625	1,257,443
4.00%, 07/01/2061(a)	5,210	3,829,845

		24,194,802

California – 15.7%
California Educational Facilities Authority (Mount St. Mary’s University/CA) Series 2018-A 5.00%, 10/01/2036	405	419,975
5.00%, 10/01/2046	2,750	2,763,755

ABFunds.com	AB Impact Municipal Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039	$1,000	$1,021,909
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	4,065	3,965,112
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	3,000	2,953,676
5.00%, 08/01/2055	1,600	1,554,638
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,089,073
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	4,974,274
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,508,464
4.00%, 05/01/2051	5,000	4,426,265
4.00%, 05/01/2055	5,000	4,395,748
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2044	2,000	2,047,282
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	721,398
5.00%, 12/01/2046(a)	7,985	7,736,179
5.00%, 12/01/2054(a)	1,990	1,855,958
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,663,241
5.00%, 11/01/2049(a)	6,075	5,348,887

2 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	$2,960	$2,840,786
4.00%, 09/01/2051	2,745	2,519,613
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,203,766
4.00%, 07/01/2046	2,090	2,004,552
4.00%, 07/01/2051	1,945	1,785,234
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	583,162
5.00%, 06/01/2054(a)	250	224,045
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(b)	1,365	819,000
5.00%, 06/01/2051(b)	2,500	1,500,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	962,450
5.00%, 06/01/2048(a)	1,085	974,439
5.00%, 06/01/2056(a)	1,000	870,247
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,430,132
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	764,778
4.00%, 06/01/2051(a)	1,000	720,620
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,026,513
Series 2022 5.375%, 08/01/2042(a)	2,300	2,365,527
City of Oakland CA (City of Oakland CA) Series 2023-A 5.50%, 07/15/2053	2,500	2,698,543
Series 2023-D 5.50%, 07/15/2053	2,500	2,698,543

ABFunds.com	AB Impact Municipal Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047	$2,000	$2,007,392
Series 2024-D 5.00%, 07/01/2043	1,000	1,015,860
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,845	1,834,493
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	1,185	1,189,659
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	2,000	2,136,288
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.25%, 07/01/2053	2,000	2,033,275

		95,654,751

Colorado – 0.4%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2019-A 4.00%, 12/01/2038	1,020	940,722
4.00%, 12/01/2039	1,000	909,940
4.00%, 12/01/2040	750	675,614

		2,526,276

Connecticut – 0.9%
City of Bridgeport CT (City of Bridgeport CT) Series 2021-A 4.00%, 08/01/2037	775	769,557
4.00%, 08/01/2039	1,000	976,159
4.00%, 08/01/2040	325	314,173
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,033,057
5.00%, 07/15/2038	620	636,094

4 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

BAM Series 2019-A 5.00%, 02/01/2035	$1,500	$1,564,746

		5,293,786

District of Columbia – 4.4%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,742,667
5.00%, 04/01/2051	2,635	2,651,762
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,791,859
Series 2017-B 5.00%, 07/01/2037	2,425	2,462,173
5.00%, 07/01/2042	2,000	2,007,685
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	3,979,914
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	620	634,924
5.50%, 02/28/2035	4,025	4,433,241
5.50%, 02/29/2036	1,625	1,790,686
5.50%, 08/31/2036	1,800	1,982,367
5.50%, 02/28/2037	3,100	3,416,952

		26,894,230

Florida – 1.1%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	755,192
5.00%, 06/01/2050	3,735	3,217,714
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	2,008,837
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,000,923

		6,982,666

ABFunds.com	AB Impact Municipal Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 6.7%
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	$3,545	$3,623,975
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2055	5,085	4,863,294
Series 2024-A 5.00%, 12/01/2049	15,325	15,570,949
Cook County Community College District No. 508 (Cook County Community College District No. 508) BAM Series 2017 5.00%, 12/01/2047	620	616,464
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,334,982
4.00%, 11/01/2051	3,680	3,037,914
4.00%, 11/01/2056	3,850	3,115,387
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	615	555,060
4.00%, 10/01/2050	1,505	1,265,987
4.00%, 10/01/2055	7,190	5,915,087

		40,899,099

Indiana – 0.5%
Muncie Sanitary District (Muncie Sanitary District) AGM Series 2021-A 5.00%, 01/01/2029	685	718,434
5.00%, 07/01/2029	600	632,572
5.00%, 01/01/2030	1,000	1,058,056
5.00%, 07/01/2030	420	446,399

		2,855,461

Louisiana – 0.7%
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	1,530	1,464,892
4.00%, 02/01/2041	1,500	1,361,062

6 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 02/01/2042	$1,500	$1,354,080

		4,180,034

Maryland – 5.1%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	947,362
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,489,197
5.00%, 07/01/2056	1,225	1,197,071
Series 2022 5.00%, 07/01/2033	1,895	2,006,065
5.00%, 07/01/2034	1,840	1,936,904
6.00%, 07/01/2058	1,250	1,335,492
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	3,350	3,361,200
5.25%, 06/30/2052	8,000	7,910,982
5.25%, 06/30/2055	10,345	10,225,018

		31,409,291

Massachusetts – 4.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	2,000	2,111,743
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	8,265	8,100,180
Series 2017-F 5.00%, 07/01/2030	1,475	1,517,552
Series 2023 4.375%, 07/01/2052	5,500	4,878,577
5.25%, 07/01/2048	3,720	3,726,099
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	1,765	1,771,809
5.00%, 07/01/2039	2,250	2,220,630
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,001,162

ABFunds.com	AB Impact Municipal Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	$825	$823,358

		26,151,110

Michigan – 7.7%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	919,631
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2027	500	512,955
5.00%, 04/01/2032	770	791,958
5.00%, 04/01/2034	1,255	1,284,664
5.00%, 04/01/2035	1,500	1,531,168
5.00%, 04/01/2036	1,200	1,221,535
5.00%, 04/01/2037	1,100	1,116,998
Series 2021-A 4.00%, 04/01/2042	1,050	925,033
5.00%, 04/01/2050	3,650	3,636,895
Series 2023-A 5.25%, 05/01/2028	300	313,738
5.25%, 05/01/2030	700	748,541
5.25%, 05/01/2031	600	648,226
5.25%, 05/01/2032	600	653,049
5.25%, 05/01/2033	800	875,022
6.00%, 05/01/2039	2,500	2,782,463
Detroit City School District (Detroit City School District) Series 2020-A 5.00%, 05/01/2036	1,145	1,199,103
5.00%, 05/01/2037	1,150	1,196,363
5.00%, 05/01/2039	1,645	1,691,894
5.00%, 05/01/2040	1,000	1,023,799
Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AGM Series 2018 5.00%, 04/01/2043	1,515	1,535,133
Ferris State University (Ferris State University) Series 2019-A 5.00%, 10/01/2025	2,000	2,012,924
5.00%, 10/01/2026	2,185	2,241,696

8 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	$110	$107,878
Series 2013-A 5.25%, 07/01/2039	1,250	1,203,944
Series 2020 4.00%, 07/01/2035	1,000	959,094
4.00%, 07/01/2038	1,575	1,469,893
4.00%, 07/01/2041	3,550	3,150,024
5.00%, 07/01/2031	2,405	2,467,401
Flint Public Library (Flint Public Library) AGM Series 2020 3.00%, 05/01/2029	1,085	1,044,648
3.00%, 05/01/2030	1,175	1,125,687
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-B 5.00%, 07/01/2046	1,225	1,203,630
Series 2020-B 5.00%, 07/01/2045	1,350	1,383,419
5.00%, 07/01/2049	1,300	1,320,348
Series 2022-A 5.25%, 07/01/2039	1,925	2,090,400
5.25%, 07/01/2040	735	795,509

		47,184,663

Minnesota – 0.5%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,441,386
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	888,592

		3,329,978

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	196,046

ABFunds.com	AB Impact Municipal Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 4.1%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	$3,200	$2,896,993
4.00%, 07/15/2050(a)	3,260	2,702,945
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	1,000	918,696
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,157,963
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,775	1,822,968
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	667,740
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	1,001,577
Series 2020 5.00%, 11/01/2044	10,925	11,031,887
Series 2023 5.185%, 03/01/2030	1,500	1,535,196
5.198%, 03/01/2031	1,500	1,532,474

		25,268,439

New York – 14.5%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(c)	3,380	2,461,296
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	197,124
4.00%, 06/15/2036	1,355	1,294,258

10 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	$1,890	$1,669,185
4.00%, 07/01/2049	600	512,008
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	687,998
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,250	2,226,019
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	826,679
5.00%, 06/15/2042	2,800	2,487,926
5.00%, 06/15/2052	1,520	1,287,342
5.00%, 06/15/2057	1,300	1,081,008
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	495,189
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2057	1,625	1,634,101
5.25%, 07/01/2062	2,000	2,005,261
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(b)	500	482,083
5.00%, 06/01/2052(b)	3,260	2,894,287
Series 2017-A 5.00%, 06/01/2047(b)	1,725	1,583,593
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	5,923,299
5.25%, 11/15/2055	17,020	17,374,952
Series 2020-D 4.00%, 11/15/2050	5,000	4,340,793
Series 2020-E 4.00%, 11/15/2045	3,000	2,644,000
5.00%, 11/15/2032	3,250	3,489,433

ABFunds.com	AB Impact Municipal Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-A 4.00%, 11/15/2041	$7,500	$6,889,479
Series 2024-B 5.00%, 11/15/2043	2,000	2,057,386
Series 2025 5.00%, 11/15/2044	2,500	2,561,116
AGM Series 2020-A 4.00%, 11/15/2043	1,480	1,356,064
BAM Series 2024-A 4.00%, 11/15/2048	4,500	3,938,093
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,895,490
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,033,088
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2025-B 5.00%, 06/15/2052	2,500	2,592,733
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	4,000	4,072,824
New York State Dormitory Authority (Montefiore Obligated Group) AGM Series 2020 3.00%, 09/01/2050	2,000	1,412,055
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,992,027
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,090,585

		88,488,774

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	1,966,458
5.00%, 04/01/2044	2,500	2,486,575

		4,453,033

12 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 4.0%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	$2,150	$2,176,524
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,150,586
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	7,865	7,647,412
5.25%, 02/15/2047	1,500	1,488,974
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,469,608
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,066,838
5.25%, 01/01/2052	1,000	1,001,212
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	6,000	6,111,733

		24,112,887

Oklahoma – 1.7%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,146,010
5.50%, 08/15/2057	3,365	3,374,911
Series 2022-A 5.50%, 08/15/2041	5,000	5,041,377

		10,562,298

Pennsylvania – 8.0%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2018-A 5.00%, 10/01/2048	3,050	3,073,031
Series 2019-B 5.00%, 11/01/2049	3,095	3,110,320

ABFunds.com	AB Impact Municipal Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-C 5.50%, 06/01/2047	$5,780	$6,117,711
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,403,497
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	896,298
5.00%, 07/01/2034	2,130	2,147,604
AGM Series 2022 4.00%, 07/01/2039	4,475	4,263,642
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,665,354
5.00%, 05/01/2037	1,390	1,424,544
5.00%, 05/01/2038	1,000	1,021,253
AGM Series 2017 5.00%, 12/01/2035	200	205,442
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,018,705
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,614,954
5.00%, 11/01/2039	1,850	1,960,648
5.00%, 11/01/2041	1,265	1,322,839
5.00%, 11/01/2042	1,050	1,097,952
5.00%, 11/01/2043	750	780,595
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,047,693
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,094,602
4.00%, 09/01/2050	2,500	2,187,581
AGM Series 2023-A 4.25%, 09/01/2053	2,500	2,324,722
Redevelopment Authority of the City of Philadelphia (City of Philadelphia PA) Series 2024-B 5.00%, 09/01/2041	1,350	1,408,933

14 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

School District of the City of Erie (The) (School District of the City of Erie) AGM Series 2019-A 5.00%, 04/01/2031	$930	$976,933
AGM Series 2019-C 5.00%, 04/01/2028	1,850	1,931,710
5.00%, 04/01/2029	1,000	1,057,168

		49,153,731

Rhode Island – 1.1%
Rhode Island Health & Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,903,646
4.00%, 05/15/2040	1,375	1,337,548
4.00%, 05/15/2041	2,485	2,375,291

		6,616,485

Texas – 2.7%
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043	2,250	2,071,664
City of Brownsville TX (City of Brownsville TX) Series 2025 4.125%, 02/15/2044	3,295	3,114,877
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2025 5.00%, 03/01/2045	2,000	2,059,155
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2028	1,000	1,040,484
5.00%, 02/15/2029	1,000	1,049,374
El Paso County Hospital District (El Paso County Hospital District) AGC Series 2024 5.00%, 08/15/2042	3,400	3,526,682
5.00%, 08/15/2043	1,000	1,031,519
BAM Series 2024 4.125%, 02/15/2049	1,000	916,952
4.25%, 02/15/2054	600	548,010
5.00%, 02/15/2044	1,000	1,021,211

		16,379,928

ABFunds.com	AB Impact Municipal Income Shares 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	$3,600	$3,626,720

West Virginia – 0.7%
Morgantown Utility Board, Inc. (Morgantown Utility Board) Series 2018-B 5.00%, 12/01/2043	2,555	2,586,553
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017-A 5.00%, 06/01/2047	1,775	1,773,747

		4,360,300

Wisconsin – 5.3%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,325,071
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,139,686
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)	1,000	998,657
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	900,024
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	7,000	6,813,480
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	1,000	1,019,349
5.00%, 06/01/2039	2,050	2,059,290
5.00%, 06/01/2044	6,315	6,156,125

16 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	$8,255	$6,910,009

		32,321,691

Total Long-Term Municipal Bonds (cost $627,204,499)		587,997,336

	Shares
SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(d)(e)(f) (cost $11,826,125)	11,826,125	11,826,125

	Principal Amount (000)
Commercial Paper – 0.5%
County of Sacramento CA Series L-1 3.15%, 06/04/2025 (cost $3,000,000)	$3,000	2,999,999

Total Short-Term Investments (cost $14,826,125)		14,826,124

Total Investments – 98.6% (cost $642,030,624)		602,823,460
Other assets less liabilities – 1.4%		8,392,837

Net Assets – 100.0%		$611,216,297

ABFunds.com	AB Impact Municipal Income Shares 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	29,824	10/15/2029	2.451%	CPI#	Maturity	$192,075	$	– 0	–	$192,075
USD	29,824	10/15/2029	2.499%	CPI#	Maturity	124,410		– 0	–	124,410
USD	29,852	10/15/2029	2.516%	CPI#	Maturity	100,383		– 0	–	100,383
USD	43,650	10/15/2028	CPI#	2.565%	Maturity	(198,131)		– 0	–	(198,131)
USD	45,850	10/15/2030	CPI#	2.531%	Maturity	12,872		– 0	–	12,872
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	181,391		– 0	–	181,391
USD	38,500	10/15/2029	2.569%	CPI#	Maturity	32,621		– 0	–	32,621

						$445,621	$	– 0	–	$445,621

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	12,400	07/31/2029	1 Day SOFR	4.461%	Annual	$529,000	$	– 0	–	$529,000
USD	12,180	10/15/2029	1 Day SOFR	3.814%	Annual	196,324		– 0	–	196,324
USD	24,100	07/31/2030	1 Day SOFR	4.016%	Annual	602,965		– 0	–	602,965
USD	16,000	07/31/2031	1 Day SOFR	4.181%	Annual	593,613		– 0	–	593,613
USD	12,820	09/15/2031	1 Day SOFR	3.901%	Annual	293,769		– 0	–	293,769
USD	16,830	12/03/2031	1 Day SOFR	4.057%	Annual	565,551		– 0	–	565,551
USD	19,200	06/15/2034	3.543%	1 Day SOFR	Annual	253,743		2,248		251,495
USD	13,410	08/15/2034	3.314%	1 Day SOFR	Annual	410,460		– 0	–	410,460
USD	11,050	08/15/2034	3.822%	1 Day SOFR	Annual	(155,706)		– 0	–	(155,706)
USD	10,500	08/15/2034	3.304%	1 Day SOFR	Annual	358,122		– 0	–	358,122
USD	5,208	08/15/2034	3.844%	1 Day SOFR	Annual	(81,382)		– 0	–	(81,382)
USD	2,022	08/15/2034	3.856%	1 Day SOFR	Annual	(33,631)		– 0	–	(33,631)

						$3,532,828		$2,248		$3,530,580

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	1,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	$20,836	$	– 0	–	$20,836

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $71,566,703 or 11.7% of net assets.

18 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.19% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$506,175	$482,083	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	6/20/2019 - 09/21/2023	3,230,678	2,894,287	0.47%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/7/2017 - 12/20/2023	1,720,658	1,583,593	0.26%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,136	819,000	0.13%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017 - 04/20/2023	2,346,453	1,500,000	0.25%

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	Affiliated investments.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

DOT – Department of Transportation

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Impact Municipal Income Shares 19

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $630,204,499)	$590,997,335
Affiliated issuers (cost $11,826,125)	11,826,125
Cash collateral due from broker	2,641,793
Interest receivable	9,401,139
Receivable for shares of beneficial interest sold	1,323,529
Receivable for terminated centrally cleared interest rate swaps	173,740
Receivable for variation margin on centrally cleared swaps	40,649
Affiliated dividends receivable	34,757
Unrealized appreciation on interest rate swaps	20,836
Receivable due from Adviser	1,529

Total assets	616,461,432

Liabilities
Due to custodian	2,998,738
Dividends payable	2,084,119
Payable for shares of beneficial interest redeemed	162,278

Total liabilities	5,245,135

Net Assets	$611,216,297

Composition of Net Assets
Shares of beneficial interest, at par	$644
Additional paid-in capital	661,459,233
Accumulated loss	(50,243,580)

Net Assets	$611,216,297

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 64,378,615 common shares outstanding)	$9.49

See notes to financial statements.

20 AB Impact Municipal Income Shares	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended April 30, 2025

Investment Income
Interest	$22,707,313
Dividends—Affiliated issuers	435,813
Other income(a)	19,191

Total investment income		$23,162,317

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(6,843,131)
Swaps		1,353,279
Net change in unrealized appreciation (depreciation) of:
Investments		(2,996,704)
Swaps		4,121,481

Net loss on investment transactions		(4,365,075)

Net Increase in Net Assets from Operations		$18,797,242

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

ABFunds.com	AB Impact Municipal Income Shares 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2025	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$23,162,317	$20,719,875
Net realized loss on investment transactions	(5,489,852)	(5,978,197)
Net change in unrealized appreciation (depreciation) of investments	1,124,777	5,763,930

Net increase in net assets from operations	18,797,242	20,505,608
Distribution to Shareholders	(22,805,776)	(20,167,561)
Transactions in Shares of Beneficial Interest
Net increase	43,820,716	29,036,450

Total increase	39,812,182	29,374,497
Net Assets
Beginning of period	571,404,115	542,029,618

End of period	$611,216,297	$571,404,115

See notes to financial statements.

22 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Impact Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

ABFunds.com	AB Impact Municipal Income Shares 23

NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to

24 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Impact Municipal Income Shares 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$587,997,336		$	– 0	–	$587,997,336
Short-Term Investments:
Investment Companies		11,826,125		– 0	–		– 0	–	11,826,125
Commercial Paper		– 0	–	2,999,999			– 0	–	2,999,999

Total Investments in Securities		11,826,125		590,997,335			– 0	–	602,823,460
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	643,752			– 0	–	643,752	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,803,547			– 0	–	3,803,547	(b)
Interest Rate Swaps		– 0	–	20,836			– 0	–	20,836
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(198,131)			– 0	–	(198,131	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(270,719)			– 0	–	(270,719	)(b)

Total		$11,826,125		$594,996,620		$	– 0	–	$606,822,745

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions

26 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and

ABFunds.com	AB Impact Municipal Income Shares 27

NOTES TO FINANCIAL STATEMENTS (continued)

a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended April 30, 2025, such reimbursement amounted to $19,191.

A summary of the Fund’s transactions in AB mutual funds for the year ended April 30, 2025 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,016	$141,664	$131,854	$11,826	$436

28 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$161,633,435	$118,215,175
U.S. government securities	4,523,630	5,530,270

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$642,030,624

Gross unrealized appreciation	$6,209,599
Gross unrealized depreciation	(41,541,252)

Net unrealized depreciation	$(35,331,653)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and

ABFunds.com	AB Impact Municipal Income Shares 29

NOTES TO FINANCIAL STATEMENTS (continued)

by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps, and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

30 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended April 30, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC

ABFunds.com	AB Impact Municipal Income Shares 31

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$4,445,051	*	Payable for variation margin on centrally cleared swaps	$468,850	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	20,836

Total		$4,465,887			$468,850

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,353,279	$4,121,481

Total		$1,353,279	$4,121,481

32 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended April 30, 2025:

Interest Rate Swaps:
Average notional amount	$1,000,000	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$199,004,615

Centrally Cleared Inflation Swaps:
Average notional amount	$215,000,000	(b)

(a)	Positions were open for one month during the year.

(b)	Positions were open for seven months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
JPMorgan Chase Bank NA	$20,836	$	– 0 –	$	– 0 –	$	– 0 –	$20,836

Total	$20,836	$	– 0 –	$	– 0 –	$	– 0 –	$20,836	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024

Shares sold	13,283,131	9,731,162	$129,496,613	$92,033,389

Shares redeemed	(8,783,984)	(6,642,394)	(85,675,897)	(62,996,939)

Net increase	4,499,147	3,088,768	$43,820,716	$29,036,450

ABFunds.com	AB Impact Municipal Income Shares 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities selected based on ESG factors may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal

34 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

ABFunds.com	AB Impact Municipal Income Shares 35

NOTES TO FINANCIAL STATEMENTS (continued)

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and

36 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the year ended April 30, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,433,694	$1,357,374

Total taxable distributions paid	1,433,694	1,357,374
Tax-exempt income	21,372,082	18,810,187

Total distributions paid	$22,805,776	$20,167,561

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$2,080,565
Accumulated capital and other losses	(14,908,373	)(a)
Unrealized appreciation (depreciation)	(35,331,653	)(b)

Total accumulated earnings (deficit)	$(48,159,461	)(c)

(a)	As of April 30, 2025, the Fund had a net capital loss carryforward of $14,908,373.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of swaps.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

ABFunds.com	AB Impact Municipal Income Shares 37

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $8,536,677 and a net long-term capital loss carryforward of $6,371,696, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38 AB Impact Municipal Income Shares	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.54	$ 9.54	$ 9.76	$ 10.91	$ 9.91

Income From Investment Operations

Net investment income(a)	.38	.35	.31	.28	.31

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.01)	(.20)	(1.16)	1.00

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)

Net increase (decrease) in net asset value from operations	.32	.34	.11	(.88)	1.31

Less: Dividends

Dividends from net investment income	(.37)	(.34)	(.33)	(.27)	(.31)

Net asset value, end of period	$ 9.49	$ 9.54	$ 9.54	$ 9.76	$ 10.91

Total Return

Total investment return based on net asset value(c)	3.35%	3.70%	1.20%	(8.23)%	13.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$611,216	$571,404	$542,030	$516,931	$458,181

Ratio to average net assets of:

Net investment income	3.88%	3.73%	3.32%	2.59%	2.88%

Portfolio turnover rate	21%	15%	8%	13%	14%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

ABFunds.com	AB Impact Municipal Income Shares 39

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Impact Municipal Income Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Impact Municipal Income Shares (the “Fund”) (one of the portfolios constituting AB Corporate Shares (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Corporate Shares) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and

40 AB Impact Municipal Income Shares	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 27, 2025

ABFunds.com	AB Impact Municipal Income Shares 41

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Impact Municipal Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee.

42 AB Impact Municipal Income Shares	ABFunds.com

The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is com-

ABFunds.com	AB Impact Municipal Income Shares 43

pensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

44 AB Impact Municipal Income Shares	ABFunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Impact Municipal Income Shares 45

NOTES

46 AB Impact Municipal Income Shares	ABFunds.com

NOTES

ABFunds.com	AB Impact Municipal Income Shares 47

NOTES

48 AB Impact Municipal Income Shares	ABFunds.com

AB IMPACT MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IMISH-0151-0425

April 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Municipal Income Shares

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.9%
Long-Term Municipal Bonds – 100.1%
Alabama – 5.8%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$8,000	$8,478,703
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	53,960	56,849,547
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	15,500	16,157,474
Series 2023-2 5.25%, 01/01/2054(a)(b)	46,865	49,290,006
Series 2023-C 5.50%, 10/01/2054	22,390	23,934,471
Series 2023-D 4.751% (SOFR + 1.85%), 06/01/2049(c)	20,500	20,817,330
Series 2024-B 5.00%, 10/01/2055	45,305	47,113,684
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73% (SOFR + 2.15%), 02/01/2053(a)(b)(c)	10,000	10,281,937
Series 2022-C 5.25%, 02/01/2053	47,525	49,678,952
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	17,325	17,020,305
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	31,900	33,329,850
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	22,380	23,733,641
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2041	2,250	2,344,032
5.25%, 10/01/2044	2,665	2,743,637
5.25%, 10/01/2049	8,500	8,570,575
5.50%, 10/01/2053	1,110	1,136,102

ABFunds.com	AB Municipal Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.951% (SOFR + 2.05%), 11/01/2053(c)	$16,000	$16,067,763
5.50%, 11/01/2053(b)	17,645	18,902,715
Series 2023-B 5.101% (SOFR + 2.20%), 04/01/2054(c)	10,000	10,148,368
Series 2024-B 5.25%, 07/01/2054	41,865	44,415,571
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.00%, 10/01/2056	1,200	1,142,638
5.50%, 10/01/2049	4,500	4,600,265
5.50%, 10/01/2054	1,400	1,424,201
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,022,588
5.00%, 02/01/2041	5,000	5,006,012
Series 2021 4.00%, 02/01/2041	3,370	3,013,217
4.00%, 02/01/2046	11,640	9,711,826
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2022-2 5.00%, 02/01/2039(a)(b)	5,000	5,117,755
5.00%, 02/01/2046(a)(b)	23,280	23,505,537
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031	2,235	2,349,606
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	19,400	17,672,283
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	38,405	40,155,289
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	50,275	52,521,910

2 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$97,815	$100,247,493
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	32,725	33,686,955
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	14,520	14,914,064
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	14,747,085
Series 2022-2 6.00% (SOFR + 2.42%), 01/01/2053(a)(b)(c)	10,000	10,413,417
Series 2022-A 5.50%, 01/01/2053	7,620	8,077,439
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 10/01/2055	10,000	10,485,760
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	28,425	29,660,629
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	10,000	10,333,390

		864,824,022

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	15,000	13,554,096
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	3,000	3,109,424

		16,663,520

ABFunds.com	AB Municipal Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$3,235	$3,261,418
Series 2018 7.125%, 09/01/2038(a)	8,315	8,831,846

		12,093,264

Arizona – 3.0%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	12,595	11,803,080
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)	520	507,425
5.25%, 07/01/2053(a)	1,000	941,303
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045	1,355	1,175,587
Series 2021 4.00%, 11/01/2051(a)	11,325	9,018,728
Series 2024 5.00%, 11/01/2054	8,205	8,026,645
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	10,000	8,595,597
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	13,935	13,105,312
6.875%, 03/01/2055(a)	19,875	19,408,844
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	750	721,813
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	835,248
4.00%, 07/01/2061	7,980	6,366,492

4 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026(d)(e)(f)	$1,500	$45,000
7.75%, 07/01/2026(d)(e)(f)	33,950	1,018,500
Series 2021-A 6.00%, 07/01/2026(d)(e)(f)	1,425	42,750
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	791,047
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)	1,000	1,005,337
Series 2020-A 4.00%, 07/15/2030(a)	1,395	1,364,777
4.00%, 07/15/2040(a)	4,180	3,719,186
Arizona Industrial Development Authority (Provident Group – EMU Properties) Series 2018 5.00%, 05/01/2051(d)(e)	1,100	555,500
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	33,000	30,885,710
Series 2024-B 5.68%, 01/01/2043(a)	7,050	6,596,550
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,900	3,961,889
5.00%, 09/01/2052	1,500	1,523,405
Series 2023 4.10%, 12/01/2037	6,000	5,997,052
Series 2024 4.00%, 06/01/2049	40,000	39,777,160
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032	5,000	4,338,877
2.542%, 07/01/2033	5,000	4,260,127
2.642%, 07/01/2034	6,795	5,689,585
2.742%, 07/01/2035	10,000	8,241,886
2.842%, 07/01/2036	13,000	10,552,711
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2014-B 5.00%, 07/01/2026	11,000	11,017,899

ABFunds.com	AB Municipal Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	$10,500	$8,565,508
2.421%, 07/01/2035	10,325	8,269,238
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036	1,000	898,179
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,607,316
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	14,720	14,344,977
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	2,000	2,000,633
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,728,056
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(d)(e)(f)	6,890	4,823,000
5.00%, 07/01/2055(d)(e)(f)	3,700	2,590,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.625%, 11/15/2030(a)	9,500	9,549,087
6.875%, 11/15/2052(a)	6,500	6,824,222
7.00%, 11/15/2057(a)	2,915	3,074,225
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016
5.00%, 02/15/2036(a)	1,000	999,464
5.00%, 02/15/2046(a)	3,500	3,257,807

6 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$2,875	$2,113,398
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(a)	19,500	19,716,550
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	19,510	16,278,619
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039	2,725	2,872,674
5.00%, 12/01/2040	5,750	6,040,548
5.00%, 12/01/2041	1,525	1,590,918
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)	8,500	8,615,680
6.625%, 07/01/2059(a)	5,000	5,084,681
6.75%, 07/01/2063(a)	5,880	6,001,638
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	1,650	1,598,340
6.375%, 07/01/2058(a)	4,020	3,929,701
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,563,370
Series 2024-A 5.25%, 01/01/2054	10,000	10,616,104
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	10,945	11,504,616
5.00%, 12/01/2037	2,915	3,029,688
5.25%, 12/01/2027	16,425	16,978,879
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(a)	10,000	10,088,636

ABFunds.com	AB Municipal Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	$1,065	$695,804
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054	10,235	10,431,116
AGC Series 2024 4.00%, 08/01/2054	2,500	2,298,510

		443,472,204

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	21,000	20,883,881
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	7,185	7,689,689
Series 2024 7.375%, 07/01/2048(a)	34,700	37,617,000
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	5,000	5,000,871

		71,191,441

California – 13.5%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(g)	17,000	9,646,063
0.00%, 10/01/2049(g)	10,435	5,847,344
0.00%, 10/01/2050(g)	7,345	4,104,991
AGM Series 2024 Zero Coupon, 10/01/2049	7,250	2,214,354
Zero Coupon, 10/01/2053	15,000	3,673,681
NATL Series 1999-1 Zero Coupon, 10/01/2031	3,000	2,364,733
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	17,900	16,694,806

8 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	$26,000	$22,903,650
Align Capital Series Trust (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	17,000	16,833,213
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	7,860	6,593,319
Series 2023 4.84%, 04/01/2065(f)	60,554	56,114,028
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	61,410	64,533,159
Series 2024 5.00%, 08/01/2055	26,635	27,915,600
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	10,225	10,533,002
Series 2025-A 5.00%, 01/01/2056	15,940	16,411,469
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	93,825	97,477,936
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	1,000,035
Series 2023 5.25%, 11/01/2054	3,800	3,993,337
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.571% (SOFR + 1.67%), 02/01/2054(c)	10,000	10,006,117
5.00%, 02/01/2054	48,650	50,981,191
Series 2023-2 4.68% (SOFR + 1.63%), 07/01/2053(a)(b)(c)	16,800	16,691,086
Series 2024 5.00%, 05/01/2054	37,820	39,739,906
Series 2024-E 5.00%, 02/01/2055	16,180	17,043,934

ABFunds.com	AB Municipal Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	$14,380	$15,384,085
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	23,330	24,530,515
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	5,185	5,302,931
5.25%, 05/01/2048	6,750	6,882,123
5.25%, 05/01/2053	5,300	5,384,019
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	23,800	19,473,008
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	39,200	32,021,492
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	17,000	11,674,390
4.00%, 08/01/2046(a)	7,585	6,244,512
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	19,715	13,077,549
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	121,230	4,526,874
5.50%, 02/01/2040(a)	3,775	3,311,157
Series 2022-A 4.50%, 08/01/2052(a)	21,280	16,383,353
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,018,624
5.00%, 04/01/2042	1,775	1,780,002

10 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	$1,920	$1,834,037
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(a)	2,000	1,869,948
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)	5,000	4,122,186
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,702,555
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	13,306	13,130,630
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	8,916	8,479,461
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	42,266	41,464,380
Series 2021-2, Class X 0.825%, 03/25/2035(h)	21,871	913,883
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	6,763	6,166,477
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	16,235	16,022,644
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	78,400	75,671,751
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	747,358

ABFunds.com	AB Municipal Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 11/01/2050	$860	$733,833
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	37,000	37,369,341
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2049	13,000	13,124,988
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	2,940	205,758
Series 2021-A1 5.00%, 01/01/2056(a)	3,000	2,682,309
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	4,900	4,517,383
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053	2,850	2,984,609
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)	2,000	1,884,693
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,071,959
5.00%, 05/15/2040	1,000	1,016,963
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)	1,490	1,443,570
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	630	612,138
Series 2014 5.00%, 01/01/2035	1,085	922,793

12 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	$7,040	$6,011,923
5.00%, 12/31/2043	37,050	37,032,438
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,206,697
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	9,725	9,351,785
Series 2023 5.00%, 07/01/2027(a)	2,000	2,039,991
5.00%, 07/01/2028(a)	2,350	2,416,474
5.00%, 07/01/2029(a)	2,300	2,383,945
5.00%, 07/01/2030(a)	2,600	2,713,424
5.00%, 07/01/2031(a)	3,000	3,152,089
5.00%, 07/01/2032(a)	5,470	5,772,076
5.00%, 07/01/2033(a)	5,865	6,208,323
5.00%, 07/01/2034(a)	3,000	3,160,364
5.00%, 07/01/2036(a)	2,650	2,761,445
5.00%, 07/01/2037(a)	2,250	2,336,572
5.00%, 07/01/2038(a)	3,500	3,614,659
5.00%, 11/21/2045(a)	1,100	1,106,616
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)	4,890	4,904,485
California Public Finance Authority (Enso Village) Series 2021 2.375%, 11/15/2028(a)	125	120,652
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	15,155	14,325,717
6.75%, 03/01/2055(a)	11,505	11,253,068
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	800	979,218
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)	2,800	2,341,803

ABFunds.com	AB Municipal Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 10/01/2042(a)	$1,000	$987,144
5.00%, 10/01/2052(a)	1,000	946,547
5.00%, 10/01/2061(a)	1,500	1,408,338
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f)	3,630	2,178,000
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	8,850	7,827,010
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(a)	2,250	2,192,906
5.50%, 07/01/2062(a)	2,775	2,767,269
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	2,325	2,349,996
5.00%, 07/01/2049(a)	700	680,431
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)	1,225	1,264,183
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(a)	2,770	2,512,691
5.125%, 06/01/2064(a)	1,300	1,173,367
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)	2,330	2,158,365
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(a)(b)	10,000	7,815,081
2.72%, 11/01/2052(a)(b)	5,000	3,154,821
Series 2022-2 2.97%, 11/01/2051(a)(b)	5,000	3,219,380
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)	2,875	2,778,792

14 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	$13,000	$9,367,764
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052	3,000	3,065,899
5.375%, 08/15/2057	3,720	3,816,233
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(a)	5,250	5,256,060
5.00%, 06/01/2046(a)	7,000	6,600,160
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	15,285	15,314,346
5.25%, 12/01/2056(a)	14,795	14,745,428
Series 2018 5.25%, 12/01/2038(a)	3,000	3,011,967
5.25%, 12/01/2048(a)	6,440	6,449,570
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,361,922
5.50%, 12/01/2058(a)	19,145	19,263,504
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	2,825	2,735,053
5.25%, 07/01/2052(a)	1,500	1,433,654
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	20,650	21,806,590
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055(i)	10,000	10,402,459
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2044	15,415	15,425,451

ABFunds.com	AB Municipal Income Shares 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-2 5.00%, 05/15/2036(a)(b)	$10,000	$10,332,215
Series 2025 5.00%, 05/15/2034	1,255	1,345,250
5.00%, 05/15/2055	10,000	10,072,034
5.25%, 05/15/2044	1,675	1,742,490
5.25%, 05/15/2045	5,050	5,234,486
5.50%, 05/15/2055	6,660	6,974,818
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	857,228
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039	425	439,005
5.00%, 08/01/2040	375	385,141
5.00%, 08/01/2041	420	428,798
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	15,100	11,131,868
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	18,760	12,264,684
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	6,940	5,934,714
4.00%, 08/01/2056(a)	12,525	10,486,661
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	8,415	5,561,312
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	15,450	10,088,067
4.00%, 08/01/2047(a)	3,510	2,893,710

16 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	$23,900	$15,900,653
4.00%, 05/01/2057(a)	15,550	10,686,257
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	13,940	9,812,890
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	13,215	10,448,860
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	11,407,345
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	10,025	7,283,146
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	23,165	15,461,829
4.00%, 07/01/2058(a)	17,980	10,332,910
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)	2,500	1,792,609
4.00%, 09/01/2056(a)	27,065	19,638,448
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	12,700	8,402,350
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	22,570	14,883,947
4.00%, 12/01/2056(a)	3,400	2,475,951

ABFunds.com	AB Municipal Income Shares 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	$11,500	$9,075,476
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	3,784,396
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	27,100	20,775,383
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	8,930	5,883,349
4.00%, 10/01/2048(a)	2,000	1,424,117
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	15,405	10,210,670
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.75%, 06/01/2034(a)(b)	13,150	11,193,856
3.12%, 06/01/2038(a)(b)	16,825	13,370,953
3.29%, 06/01/2042(a)(b)	6,850	5,051,250
Series 2022-2 2.75%, 06/01/2034(a)(b)	1,630	1,387,527
3.12%, 06/01/2038(a)(b)	12,500	9,933,844
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	16,045	14,638,049
Series 2021-A 4.214%, 06/01/2050	2,900	2,068,696
Series 2021-B Zero Coupon, 06/01/2066	230,600	24,718,152
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	14,340	12,758,309

18 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021-B 5.00%, 07/01/2041	$7,950	$8,070,164
Series 2023-A 5.00%, 07/01/2031	3,365	3,574,746
Series 2023-D 5.00%, 07/01/2031	1,375	1,460,706
5.00%, 07/01/2041	1,255	1,288,620
Series 2023-E 5.00%, 07/01/2048	4,750	4,763,740
Series 2024-A 5.00%, 07/01/2039	1,050	1,094,619
5.00%, 07/01/2040	1,680	1,739,347
Series 2024-B 5.00%, 07/01/2038	1,000	1,046,599
Series 2024-C 5.00%, 07/01/2035	1,135	1,203,838
5.00%, 07/01/2036	1,555	1,638,333
5.00%, 07/01/2049	7,035	7,045,417
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2019-D 5.00%, 07/01/2049	1,935	1,932,772
Series 2022 5.00%, 07/01/2051	10,000	9,888,421
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-A 5.00%, 07/01/2043	7,015	7,026,072
Series 2022-D 5.00%, 07/01/2047	4,210	4,226,553
5.00%, 07/01/2052	4,000	3,977,220
Series 2023-A 5.00%, 07/01/2049	4,440	4,446,253
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	10,000	11,103,836
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	3,390	4,024,576

ABFunds.com	AB Municipal Income Shares 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2009-B 6.50%, 11/01/2039	$3,865	$4,588,492
7.00%, 11/01/2034	2,225	2,628,569
Series 2009-C 7.00%, 11/01/2034	5,660	6,686,606
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,600	1,649,278
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	33,680	30,605,939
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2048	7,270	7,344,544
5.00%, 07/01/2053	10,000	10,107,367
5.25%, 07/01/2058	3,275	3,360,473
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2043	11,000	11,023,246
Series 2019-E 5.00%, 05/01/2050	7,000	6,969,547
Series 2020-E 5.00%, 05/01/2037	8,525	8,756,593
5.00%, 05/01/2038	11,000	11,260,604
Series 2022-2 3.05%, 05/01/2034(a)(b)	3,500	3,056,969
3.18%, 05/01/2035(a)(b)	5,500	4,759,586
3.33%, 05/01/2037(a)(b)	2,250	1,895,669
5.00%, 05/01/2044(a)(b)	14,000	14,031,402
Series 2023-E 5.50%, 05/01/2040	10,000	10,705,615
5.75%, 05/01/2048	10,000	10,600,792
Series 2024 5.25%, 05/01/2042	20,000	20,806,692
5.25%, 05/01/2044	7,100	7,310,022
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044	315	315,080
Series 2021-A 4.00%, 01/15/2044	1,429	1,308,808

20 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	$31,910	$35,042,605
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.543% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	3,970	3,943,403
Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AGC Series 2006 5.00%, 12/01/2036	100	100,500
5.00%, 12/01/2043	1,585	1,592,925
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	40,490	42,105,110
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	2,475	2,575,118
5.00%, 07/01/2041	1,270	1,304,022
5.00%, 07/01/2048	3,190	3,199,227
5.25%, 07/01/2053	10,270	10,440,865
Series 2024 5.00%, 07/01/2049	5,175	5,183,030
5.00%, 07/01/2053	5,545	5,537,718
5.25%, 07/01/2046	5,030	5,181,297
State of California (State of California) Series 2023 6.00%, 03/01/2033	10,000	10,876,731
Series 2024 4.00%, 08/01/2049	11,300	10,364,702
4.00%, 08/01/2054	3,600	3,257,451
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	23,050	3,603,681
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,485	1,639,893

ABFunds.com	AB Municipal Income Shares 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019 Zero Coupon, 06/01/2054	$10,480	$2,102,289
5.00%, 06/01/2039	1,555	1,585,392

		2,016,604,767

Colorado – 2.5%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	15,000	13,674,931
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,000	4,757,891
Series 2022 6.50%, 12/01/2053	4,350	4,351,694
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	644,964
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	9,000	9,564,754
5.00%, 11/15/2047	14,080	14,129,635
5.50%, 11/15/2053	10,475	10,874,774
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(a)	2,250	2,250,272
5.80%, 04/01/2054(a)	3,725	3,751,526
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	806,934
5.00%, 09/01/2057	2,100	1,967,722
5.00%, 09/01/2062	2,000	1,852,626
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)	18,215	18,209,858
Series 2023-B 8.125%, 07/01/2028(f)	465	470,030

22 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	$3,500	$3,107,508
5.00%, 02/01/2061(a)	2,870	2,468,891
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	954,612
5.00%, 05/15/2058	3,000	2,089,017
Series 2021-B 2.125%, 05/15/2028	1,500	1,443,937
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2038	6,600	6,305,270
5.00%, 08/01/2039	1,000	1,014,271
5.00%, 08/01/2044	93,310	92,478,636
Series 2022 5.50%, 11/01/2047	2,500	2,601,267
Series 2022-2 5.00%, 11/01/2040(a)(b)	4,650	4,813,120
5.00%, 11/01/2041(a)(b)	5,075	5,209,239
5.00%, 11/01/2042(a)(b)	3,800	3,871,193
5.25%, 11/01/2052(a)(b)	10,000	10,238,628
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048	2,100	1,711,773
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	10,000	10,196,125
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	6,994,483
Series 2019-B 3.696%, 11/01/2039	1,525	1,282,273
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051	5,000	4,872,976
5.00%, 12/31/2056	8,000	7,779,898

ABFunds.com	AB Municipal Income Shares 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d)(e)(f)	$19,590	$14,692,500
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	13,281	11,043,344
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	5,000	4,617,480
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037	1,435	1,441,001
6.50%, 12/01/2042	1,105	1,104,137
6.75%, 12/01/2052	1,925	1,905,759
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	3,206	3,186,348
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,500	1,459,156
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	16,535	19,302,111
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)	8,010	6,964,410
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	19,620	11,259,129
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039	1,410	1,338,393
5.00%, 01/15/2032	2,300	2,425,265

24 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	$4,000	$3,433,954
5.00%, 12/01/2052	1,500	1,214,633
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	3,500	3,545,148
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	667	658,702
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(g)	1,500	997,177
STC Metropolitan District No. 2 (STC Metropolitan District No. 2) Series 2019-A 5.00%, 12/01/2038	940	968,368
5.00%, 12/01/2049	1,000	1,030,179
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,215	2,295,736
6.75%, 12/01/2053	11,000	11,354,255
Series 2023 8.375%, 12/15/2054	2,500	2,511,640
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050	521	395,199
AGM Series 2020 5.00%, 12/01/2033	370	389,452
5.00%, 12/01/2050	435	436,308
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	3,365	3,315,441
6.75%, 12/01/2052	4,000	4,006,126

		374,032,079

Connecticut – 0.6%
City of New Haven CT (City of New Haven CT) AGM Series 2019-A 5.00%, 08/01/2039	1,650	1,686,830

ABFunds.com	AB Municipal Income Shares 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	$5,750	$5,623,623
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035	1,000	1,020,036
5.00%, 07/01/2037	1,095	1,112,282
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)	1,000	913,269
5.00%, 09/01/2053(a)	1,475	1,286,156
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044	7,710	6,002,856
4.00%, 07/01/2049	3,325	2,470,240
5.00%, 07/01/2033	470	460,508
5.00%, 07/01/2034	295	286,564
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034	1,000	1,012,195
Series 2018-K1 5.00%, 07/01/2028	765	785,243
5.00%, 07/01/2035	1,055	1,064,897
5.00%, 07/01/2036	2,205	2,220,857
5.00%, 07/01/2038	1,980	1,984,738
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	6,900	6,841,676
6.25%, 10/01/2060	6,150	5,991,380
6.375%, 10/01/2045	2,050	2,071,424
6.50%, 10/01/2055	4,810	4,831,421
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034	4,595	4,667,532
Series 2016-F 5.00%, 10/15/2031	10,205	10,396,019

26 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 04/15/2032	$6,700	$6,870,345
5.00%, 04/15/2033	10,985	11,248,522
5.00%, 04/15/2034	4,855	4,964,953
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	3,900	4,111,424

		89,924,990

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	17,470	17,545,084
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042	550	521,461
Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050	1,125	1,089,272

		19,155,817

District of Columbia – 0.5%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	1,000	1,011,505
5.00%, 07/01/2049	2,075	2,011,444
5.00%, 07/01/2054	3,565	3,404,794
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(g)	1,500	1,112,602
0.00%, 06/01/2049(a)(g)	2,400	1,373,947
Series 2024-A 5.125%, 06/01/2034(a)	7,580	7,386,999
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	3,230	3,242,411
5.00%, 07/01/2048	5,350	5,283,280
Series 2017-B 5.00%, 07/01/2037	1,465	1,487,457
5.00%, 07/01/2042	2,000	2,007,685

ABFunds.com	AB Municipal Income Shares 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044	$1,000	$1,010,284
6.00%, 06/01/2058	1,000	1,016,353
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	182,000	16,916,913
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2021-A 5.00%, 10/01/2046	7,400	7,432,377
Series 2024-A 5.50%, 10/01/2054	10,000	10,410,925
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	5,735,702
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,440,029

		81,284,707

Florida – 5.8%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	985	919,813
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	915,367
6.00%, 07/01/2045(a)	1,215	767,101
6.00%, 07/01/2050(a)	2,895	1,804,533
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,030,907
5.00%, 10/01/2029	1,650	1,714,468

28 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2032	$1,000	$1,037,251
5.00%, 10/01/2033	1,050	1,083,780
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	12,790	13,081,675
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2054(a)	1,200	1,100,593
5.00%, 06/15/2064(a)	1,890	1,686,967
Capital Projects Finance Authority/FL (PRG – UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(g)	31,980	4,809,047
5.00%, 06/01/2049(a)	5,690	5,424,128
5.00%, 06/01/2054(a)	1,000	943,593
5.00%, 06/01/2058(a)	7,230	6,748,967
5.25%, 06/01/2034(a)	1,500	1,557,534
5.25%, 06/01/2039(a)	1,500	1,529,727
5.25%, 06/01/2044(a)	2,750	2,746,171
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	940,186
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	83,000	5,111,829
3.375%, 07/01/2031(a)	1,145	1,075,972
5.00%, 07/01/2056(a)	45,885	40,395,608
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)	2,000	2,021,926
6.25%, 05/01/2048(a)	2,500	2,537,932
6.375%, 05/01/2053(a)	4,500	4,568,583
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,615	1,399,002
5.00%, 06/01/2055(a)	3,250	2,632,093
Series 2022 5.50%, 06/01/2057(a)	4,000	3,488,830

ABFunds.com	AB Municipal Income Shares 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)	$6,250	$6,375,722
6.375%, 06/15/2058(a)	4,000	4,093,733
Capital Trust Authority (Madrone Florida Tech Student Housing I) Series 2025 5.25%, 07/01/2055(a)	1,200	1,110,364
5.375%, 07/01/2065(a)	1,750	1,615,418
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(a)	4,250	3,722,107
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,518,845
4.00%, 11/01/2045	2,500	2,204,097
5.00%, 11/01/2050	8,625	8,260,783
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052	2,955	2,919,282
5.375%, 06/01/2057	1,000	1,001,302
5.625%, 06/01/2062	7,965	8,059,447
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Foundation) Series 2017 5.00%, 08/15/2037	8,405	8,546,066
5.00%, 08/15/2047	6,125	6,133,767
City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055	3,535	3,479,535
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	419,166
Zero Coupon, 09/01/2037	700	395,210
Zero Coupon, 09/01/2040	980	465,787
Zero Coupon, 09/01/2041	1,000	445,621
Zero Coupon, 09/01/2045	1,850	639,157
Zero Coupon, 09/01/2049	1,350	371,200
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(a)	1,000	958,794

30 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.625%, 01/01/2060(a)	$2,050	$1,977,181
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	6,500	6,896,527
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050	5,000	4,720,972
5.75%, 08/15/2055	3,905	3,633,033
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2042	5,500	5,742,575
5.25%, 10/01/2044	4,685	4,832,041
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2031	1,100	1,101,133
Series 2025-A 5.25%, 10/01/2050	15,925	16,231,464
5.50%, 10/01/2055	20,585	21,462,683
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046	5,500	4,830,723
Series 2023-A 5.25%, 10/01/2052	7,900	7,977,324
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	1,000	643,285
Zero Coupon, 10/01/2036	860	525,354
Zero Coupon, 10/01/2037	1,390	805,046
Zero Coupon, 10/01/2038	1,185	650,208
Zero Coupon, 10/01/2039	1,610	833,931
County of Palm Beach FL (Provident Group – LU Properties II) Series 2024 8.50%, 06/01/2033	650	658,906
County of Palm Beach FL (Provident Group – LU Properties) Series 2024 6.00%, 06/01/2044	4,000	3,892,978
6.125%, 06/01/2054	5,000	4,815,520
6.25%, 06/01/2059	4,000	3,892,529

ABFunds.com	AB Municipal Income Shares 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	$1,435	$1,336,823
5.00%, 04/01/2051(a)	11,645	10,217,916
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(a)(b)	52,000	55,598,864
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	2,780	2,923,409
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(a)	460	445,337
5.25%, 08/15/2037(a)	1,390	1,305,963
5.625%, 08/15/2042(a)	1,520	1,423,826
5.875%, 08/15/2052(a)	5,000	4,638,327
6.00%, 08/15/2057(a)	1,000	934,342
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.00%, 07/01/2044	10,000	9,988,002
5.25%, 07/01/2053	12,900	12,954,451
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(a)	925	935,663
5.00%, 10/01/2042(a)	4,815	4,611,344
5.125%, 10/01/2052(a)	4,120	3,808,395
5.25%, 10/01/2056(a)	4,825	4,497,568
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)	1,000	802,817
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	18,800	18,665,495
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	3,150	3,153,628

32 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 06/15/2042	$1,000	$869,940
5.00%, 06/15/2047	2,470	2,399,247
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(a)	5,000	4,656,625
5.25%, 06/01/2055(a)	5,500	5,031,401
Series 2021 4.00%, 06/01/2041(a)	2,900	2,348,897
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	7,635	7,562,688
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040	1,000	964,667
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(a)	5,750	6,054,220
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035	925	881,326
Series 2022 5.00%, 07/01/2042	2,225	2,206,632
5.00%, 07/01/2051	1,045	994,671
5.00%, 02/01/2057	1,725	1,624,529
5.00%, 07/01/2057	740	696,692
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	7,000	7,185,086
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	3,275	3,145,917
5.25%, 06/01/2054(a)	5,550	5,298,621
5.25%, 06/01/2059(a)	7,900	7,463,636
6.50%, 06/01/2059(a)	9,800	9,725,938
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050	1,950	1,679,931

ABFunds.com	AB Municipal Income Shares 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037	$1,000	$912,928
5.00%, 10/01/2031	1,235	1,273,129
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032	265	269,018
5.00%, 03/01/2034	2,395	2,420,583
5.00%, 03/01/2042	2,785	2,765,406
5.00%, 03/01/2047	1,950	1,892,041
Series 2019 5.00%, 03/01/2044	1,065	1,038,629
5.00%, 03/01/2049	10,425	9,998,224
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,596,126
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2034	2,000	2,069,227
5.00%, 10/01/2036	5,000	5,135,999
5.00%, 10/01/2044	13,000	13,034,845
5.00%, 10/01/2049	4,500	4,500,200
5.00%, 10/01/2054	7,000	6,970,080
Series 2022-2 5.00%, 10/01/2031(a)(b)	4,350	4,452,267
5.00%, 10/01/2032(a)(b)	1,500	1,527,816
5.00%, 10/01/2034(a)(b)	2,150	2,177,534
5.00%, 10/01/2035(a)(b)	3,500	3,537,779
5.00%, 10/01/2036(a)(b)	4,000	4,034,707
Series 2024 5.00%, 10/01/2035	4,250	4,535,055
5.00%, 10/01/2038	11,320	11,833,180
5.25%, 10/01/2044	6,315	6,532,525
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	2,755	2,495,579
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(d)(e)	1,229	61,456

34 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2018 6.25%, 04/01/2049(d)(e)	$1,462	$73,104
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042	4,500	4,705,452
5.25%, 10/01/2044	11,475	11,870,266
5.50%, 10/01/2049	17,000	17,882,098
5.50%, 10/01/2054	10,170	10,627,223
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	14,000	12,747,620
5.50%, 11/15/2054	23,500	25,137,431
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2026(i)	1,785	1,821,097
5.00%, 08/01/2028(i)	2,750	2,882,247
5.00%, 08/01/2029(i)	1,000	1,059,746
5.00%, 08/01/2034(i)	1,440	1,569,833
5.00%, 08/01/2036(i)	1,750	1,898,425
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039	1,000	1,018,791
5.45%, 05/01/2048	1,525	1,537,804
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	2,220	2,317,241
6.30%, 05/01/2054	4,160	4,316,702
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	1,350	1,189,957
5.25%, 10/01/2057	3,650	3,165,443
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	2,525	2,564,423
5.25%, 11/15/2054	1,000	991,005
Series 2024-C 5.00%, 11/15/2054	5,000	4,734,102

ABFunds.com	AB Municipal Income Shares 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	$1,055	$1,055,372
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039	2,000	2,000,353
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.25%, 04/01/2048	10,000	10,276,887
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034	4,000	4,003,710
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	6,875	6,905,375
Series 2023-B 5.78%, 06/01/2027(a)	3,640	3,643,361
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	525	509,314
5.25%, 07/01/2042(a)	770	744,814
5.25%, 07/01/2052(a)	2,435	2,237,459
5.50%, 07/01/2061(a)	4,375	4,091,277
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2028	1,600	1,604,608
5.00%, 10/01/2040	2,000	1,999,983
Series 2015-C 5.00%, 10/01/2035	1,750	1,750,986
5.00%, 10/01/2040	1,000	999,815
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053	3,470	3,611,032

36 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	$4,070	$4,093,170
5.00%, 01/01/2042	10,510	10,503,606
5.00%, 01/01/2048	10,645	10,574,210
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056	3,000	3,072,568
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	6,020	5,334,594
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	894,760
4.00%, 10/01/2051	4,330	3,485,444
Series 2024 5.00%, 10/01/2043	2,260	2,206,743
5.25%, 10/01/2053	2,850	2,766,127
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055	2,880	2,651,337
Series 2022
4.25%, 06/01/2056	5,825	4,633,100
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,800	2,396,850
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	409,812
5.00%, 11/01/2039	685	698,175
5.00%, 11/01/2040	650	660,572
5.00%, 11/01/2041	2,330	2,353,235
5.00%, 11/01/2042	500	502,690
5.00%, 11/01/2047	13,835	13,548,360
5.00%, 11/01/2052	20,505	19,643,080

ABFunds.com	AB Municipal Income Shares 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029	$1,055	$1,061,248
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	6,620	6,453,994
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)(d)(e)	3,805	2,206,900
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,196,295
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	4,805	3,610,585
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029	765	731,009
3.375%, 05/01/2034	1,420	1,311,861
3.55%, 05/01/2039	2,465	2,153,895
3.70%, 05/01/2050	9,425	7,426,154
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,135	2,164,991
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(a)	1,240	1,239,619
5.25%, 05/01/2054(a)	2,120	2,121,411
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)	1,000	945,774

		863,626,091

38 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Georgia – 4.0%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(g)	$39,450	$33,956,990
Series 2024-A 5.00%, 04/01/2034(a)	3,250	3,190,706
5.50%, 04/01/2039(a)	10,500	10,529,642
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,685,818
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044	9,000	9,022,642
Series 2022-B 5.00%, 07/01/2047	10,000	10,075,343
Clarke County Hospital Authority (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2031	2,500	2,529,543
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,022,061
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032	1,205	1,235,152
5.00%, 07/01/2033	2,370	2,425,582
5.00%, 07/01/2035	4,945	5,041,446
5.00%, 07/01/2037	2,335	2,373,436
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	5,000	5,009,161
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032	750	803,531
5.00%, 10/01/2034	750	806,929
5.00%, 10/01/2035	825	883,031
5.00%, 10/01/2036	900	957,249
5.00%, 10/01/2044	1,000	1,018,821
5.25%, 10/01/2049	14,595	15,068,323

ABFunds.com	AB Municipal Income Shares 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 10/01/2054	$17,245	$17,738,574
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,634,554
5.00%, 07/01/2035	6,355	6,403,981
5.00%, 07/01/2036	2,735	2,752,522
George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054	1,885	1,570,633
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052	10,000	10,448,213
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	10,805,469
5.00%, 08/01/2047	1,800	1,788,706
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	37,500	37,194,484
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	12,195	12,604,579
Series 2023-A 5.00%, 06/01/2053	6,750	6,982,924
Series 2023-D 5.00%, 05/01/2054	55,235	57,280,098
Series 2024-C 5.00%, 12/01/2054	23,805	24,630,831
Series 2024-E 5.00%, 05/01/2055	26,820	27,834,499
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033	5,000	5,108,056
5.00%, 05/15/2043	15,500	15,656,212
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(c)	25,000	25,023,683
Series 2023-B 5.00%, 07/01/2053	11,720	12,215,434

40 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-C 5.00%, 09/01/2053	$24,815	$25,944,723
Series 2024-A 5.00%, 05/01/2054	35,000	36,804,870
Series 2024-B 5.00%, 12/01/2054	44,070	46,258,062
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	26,300	27,620,441
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2039	695	705,043
5.00%, 01/01/2048	2,460	2,438,525
5.00%, 01/01/2049	5,000	4,953,785
5.00%, 01/01/2056	4,655	4,627,788
5.00%, 01/01/2059	6,270	6,103,105
Series 2022 4.50%, 07/01/2063	15,000	14,023,443
5.00%, 07/01/2052	12,000	12,152,420
Series 2023 5.50%, 07/01/2064	10,200	10,509,475
Series 2024 5.25%, 01/01/2049	5,645	5,934,550
AGM Series 2023 5.00%, 07/01/2039	1,000	1,065,890
5.00%, 07/01/2048	1,570	1,612,675
5.00%, 07/01/2055	3,200	3,271,917
5.00%, 07/01/2064	6,055	6,163,711

		596,499,281

Guam – 0.4%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	6,595	6,557,864
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-A 5.00%, 01/01/2050	3,790	3,751,379
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	3,300	3,346,774
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,333,026

ABFunds.com	AB Municipal Income Shares 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2030	$4,160	$4,232,736
5.00%, 12/01/2032	3,545	3,600,936
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	1,510	1,526,531
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	13,375	13,446,822
Series 2015-D 5.00%, 11/15/2033	3,570	3,584,433
5.00%, 11/15/2035	8,945	8,972,729
Series 2021-F 4.00%, 01/01/2036	4,050	3,869,448

		54,222,678

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2036	3,375	3,794,521
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041	1,390	1,442,460
5.00%, 07/01/2042	1,470	1,514,178
5.00%, 07/01/2043	3,000	3,071,069
5.00%, 07/01/2044	1,925	1,960,115
5.00%, 07/01/2045	1,500	1,521,746

		13,304,089

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048	4,500	4,749,090
7.125%, 11/01/2057	7,495	7,934,332
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	200	200,324

		12,883,746

Illinois – 5.8%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	6,450	5,983,357

42 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	$6,635	$6,160,258
Series 2015-C 5.25%, 12/01/2035	2,790	2,784,809
5.25%, 12/01/2039	8,080	7,775,617
Series 2015-E 5.125%, 12/01/2032	1,000	999,998
Series 2016-A 7.00%, 12/01/2044	1,400	1,411,054
Series 2016-B 6.50%, 12/01/2046	1,900	1,924,729
Series 2017-A 7.00%, 12/01/2046(a)	4,000	4,130,262
Series 2017-B 7.00%, 12/01/2042(a)	5,000	5,172,343
Series 2017-G 5.00%, 12/01/2034	4,150	4,098,286
Series 2017-H 5.00%, 12/01/2036	2,700	2,611,270
Series 2018-A 5.00%, 12/01/2026	5,430	5,484,198
5.00%, 12/01/2027	6,300	6,413,122
Series 2019-A 5.00%, 12/01/2029	2,950	3,024,539
5.00%, 12/01/2030	5,120	5,188,852
Series 2019-B 5.00%, 12/01/2030	935	947,574
5.00%, 12/01/2031	1,030	1,037,863
5.00%, 12/01/2032	635	638,077
5.00%, 12/01/2033	500	500,932
Series 2021-A 5.00%, 12/01/2032	2,400	2,446,740
5.00%, 12/01/2033	4,510	4,581,562
5.00%, 12/01/2036	1,210	1,218,472
5.00%, 12/01/2038	7,730	7,733,179
5.00%, 12/01/2039	2,000	1,991,382
5.00%, 12/01/2040	1,750	1,737,259
5.00%, 12/01/2041	7,765	7,654,459
Series 2021-B 5.00%, 12/01/2036	1,000	1,007,002
Series 2022-B 4.00%, 12/01/2041	5,765	5,067,843
Series 2023 5.00%, 04/01/2045	1,500	1,516,649
5.25%, 04/01/2033	1,250	1,351,714
5.25%, 04/01/2034	1,000	1,076,327

ABFunds.com	AB Municipal Income Shares 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.50%, 04/01/2042	$5,000	$5,267,555
Series 2023-A 5.875%, 12/01/2047	19,500	20,425,228
6.00%, 12/01/2049	36,165	38,075,622
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-B 5.00%, 01/01/2034	5,000	5,024,272
Series 2016-C 5.00%, 01/01/2035	1,625	1,632,040
5.00%, 01/01/2038	7,625	7,644,133
Series 2017-B 5.00%, 01/01/2036	12,000	12,110,617
5.00%, 01/01/2037	14,800	14,914,573
Series 2022 4.50%, 01/01/2048	10,750	10,128,940
4.625%, 01/01/2053	10,000	9,529,481
5.00%, 01/01/2055	4,400	4,367,400
Series 2022-2 5.50%, 01/01/2055(a)(b)	19,000	19,598,103
Series 2024-A 5.25%, 01/01/2041	2,150	2,264,242
5.25%, 01/01/2042	2,450	2,563,442
5.25%, 01/01/2043	2,625	2,731,683
5.50%, 01/01/2044	2,625	2,776,607
5.50%, 01/01/2053	21,080	21,890,071
Series 2024-C 5.00%, 01/01/2033	11,000	11,702,839
5.25%, 01/01/2045	1,000	1,035,417
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	1,395	1,423,505
5.00%, 07/01/2038	1,500	1,514,354
5.00%, 07/01/2048	5,000	4,935,435
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045	5,000	5,000,035
5.00%, 12/01/2055	6,000	5,738,399
Series 2024-A 5.00%, 12/01/2049	8,500	8,636,416
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(e)	1,050	600,806

44 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	$815	$804,245
6.00%, 05/01/2046	3,580	3,558,127
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(a)	1,280	1,183,280
4.00%, 10/01/2042(a)	4,150	3,500,659
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	2,835	2,852,735
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	2,000	1,656,167
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	24,150	23,550,534
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)	1,220	1,220,871
4.50%, 08/01/2033(a)	1,275	1,285,877
5.25%, 08/01/2038(a)	3,895	4,058,250
5.50%, 08/01/2043(a)	4,485	4,655,148
5.625%, 08/01/2053(a)	7,250	7,427,803
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	1,000	875,430
4.00%, 09/01/2037	1,130	957,810
4.00%, 09/01/2039	2,000	1,666,190
4.00%, 09/01/2041	6,625	5,310,652
5.00%, 09/01/2036	2,095	1,997,548
5.00%, 09/01/2038	5,930	5,583,176
5.00%, 09/01/2040	2,285	2,101,311
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,440,071
5.50%, 10/01/2042	1,045	1,058,141
5.50%, 10/01/2047	1,000	1,006,640

ABFunds.com	AB Municipal Income Shares 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	$20,000	$22,125,622
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	4,391	3,153,950
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	2,000	2,131,494
6.50%, 05/15/2047	2,000	2,101,727
6.625%, 05/15/2052	1,910	2,001,997
6.75%, 05/15/2058	1,765	1,851,336
Illinois Finance Authority (Prerefunded – US Treasuries) Series 2015 5.25%, 05/15/2050	2,000	2,001,198
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042	1,000	992,847
5.00%, 08/01/2047	2,475	2,400,666
Series 2017-C 5.00%, 08/01/2046	2,900	2,831,095
Series 2025 5.25%, 08/01/2035(a)	1,100	1,096,907
Illinois Finance Authority (Silver Cross Hospital & Medical Centers Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	4,757,044
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050	3,615	3,040,891
Illinois Finance Authority (Washington & Jane Smith Community – Orland Park) Series 2022 4.00%, 10/15/2044	10,890	8,306,811
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	14,245	13,726,026

46 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	$1,675	$1,686,284
Series 2024 5.67%, 11/01/2038(f)	16,210	15,464,557
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031	1,500	1,503,456
5.00%, 01/01/2032	1,625	1,628,241
Series 2015-B 5.00%, 01/01/2036	2,850	2,864,408
Series 2016-B 5.00%, 01/01/2041	3,450	3,460,761
Series 2019-A 5.00%, 01/01/2026	12,735	12,896,262
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	13,300	13,300,391
Series 2017 0.00%, 12/15/2042(g)	1,400	993,712
Series 2017-A 5.00%, 06/15/2057	4,000	3,889,372
Series 2017-B Zero Coupon, 12/15/2054	9,850	1,959,116
Series 2020 5.00%, 06/15/2050	38,345	38,017,821
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2020 5.00%, 06/15/2042	2,675	2,712,240
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	9,400	4,043,264
Zero Coupon, 12/15/2051	11,385	2,688,059
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	10,108	10,855,714
Series 2016 5.00%, 02/01/2029	5,945	6,078,250
5.00%, 11/01/2032	5,245	5,317,963
5.00%, 11/01/2035	8,000	8,070,626

ABFunds.com	AB Municipal Income Shares 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 12/01/2028	$2,700	$2,789,079
5.00%, 12/01/2034	2,585	2,641,204
Series 2017-C 5.00%, 11/01/2029	4,335	4,467,495
Series 2017-D 5.00%, 11/01/2028	8,450	8,721,881
Series 2018-A 5.00%, 10/01/2028	1,710	1,784,320
5.00%, 10/01/2029	1,030	1,072,425
5.00%, 05/01/2030	2,185	2,262,861
Series 2019-B 4.00%, 11/01/2033	9,500	9,329,407
4.00%, 11/01/2036	16,375	15,624,902
4.00%, 11/01/2037	16,920	15,975,800
5.00%, 11/01/2030	8,225	8,644,060
Series 2020 5.50%, 05/01/2030	2,750	2,887,755
5.75%, 05/01/2045	2,500	2,608,779
Series 2020-B 5.00%, 10/01/2030	2,000	2,121,005
Series 2021-A 5.00%, 12/01/2030	9,955	10,569,630
Series 2022-A 5.25%, 03/01/2037	2,500	2,649,283
5.50%, 03/01/2042	12,610	13,253,491
5.50%, 03/01/2047	4,500	4,633,642
Series 2022-B 5.25%, 10/01/2037	13,000	13,805,483
Series 2022-C 5.50%, 10/01/2045	19,000	19,698,991
Series 2023-B 5.00%, 05/01/2036	5,000	5,245,979
5.25%, 05/01/2041	2,750	2,866,226
5.25%, 05/01/2042	5,000	5,166,768
5.25%, 05/01/2043	2,500	2,570,012
5.50%, 05/01/2047	5,000	5,150,054
Series 2023-C 5.00%, 05/01/2033	15,000	15,978,177
Series 2023-D 5.00%, 07/01/2036	5,000	5,246,199
Series 2024 5.00%, 02/01/2039	255	266,932
Series 2024-A 5.257%, 05/01/2030	10,000	10,337,013
5.277%, 05/01/2031	2,000	2,067,171
Series 2024-B 4.25%, 05/01/2046	4,750	4,155,805

48 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2038	$16,075	$16,864,107
5.00%, 05/01/2039	3,000	3,129,487
5.00%, 05/01/2040	5,000	5,176,454
5.25%, 05/01/2043	3,085	3,191,273
5.25%, 05/01/2044	6,000	6,170,272
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-C 5.00%, 06/15/2040	1,525	1,603,287
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	2,674	2,492,376
Series 2016-B 7.00%, 03/01/2033	1,270	1,258,464
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	2,957	2,812,240
Series 2015-B 6.00%, 03/01/2036	746	744,274

		860,935,779

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	1,755	1,758,040
4.875%, 01/01/2044(a)	1,550	1,497,096
5.00%, 01/01/2054(a)	8,000	7,639,294
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	10,000	10,017,836
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,827,788
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)(d)(e)	30,305	4,675,731

ABFunds.com	AB Municipal Income Shares 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036	$1,440	$1,584,527
5.00%, 10/01/2038	1,220	1,328,280
5.00%, 10/01/2040	1,000	1,067,888
5.00%, 10/01/2041	1,500	1,577,959
5.00%, 10/01/2042	1,435	1,504,655
5.00%, 10/01/2043	1,550	1,616,957
5.00%, 10/01/2044	1,600	1,663,208
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,422,830
4.00%, 04/01/2039	1,630	1,472,737
4.00%, 04/01/2041	2,305	2,011,194
4.00%, 04/01/2042	2,400	2,066,481
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	6,700	5,632,914
Series 2023-2 4.00%, 11/15/2025	985	977,961
4.00%, 11/15/2028	1,000	976,866
4.00%, 11/15/2029	1,000	974,359
4.00%, 11/15/2037	1,800	1,654,996
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	1,000	1,000,015
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	11,725	11,225,341
Series 2020-A 3.00%, 11/01/2030	7,290	6,965,384
Series 2021-B 2.50%, 11/01/2030	5,065	4,663,060
Series 2022-A 4.25%, 11/01/2030	3,000	3,028,201
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	10,000	10,233,221
Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(c)(f)	32,030	31,811,619

50 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	$3,000	$2,906,951
5.00%, 07/01/2054	1,400	1,352,619
5.00%, 07/01/2059	1,000	947,197
5.25%, 07/01/2064	1,250	1,222,040
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,797,511
5.00%, 09/01/2030	1,845	1,893,083
5.00%, 09/01/2031	1,935	1,986,541
5.00%, 09/01/2032	2,035	2,083,220
5.25%, 09/01/2037	3,415	3,471,156
5.25%, 09/01/2044	10,000	9,695,446
5.25%, 09/01/2057	5,995	5,653,449
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(a)	573	537,802
5.25%, 04/01/2041(a)	5,325	4,483,962
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	6,670	6,968,390
6.00%, 03/01/2053	9,200	9,609,594
6.125%, 03/01/2057	10,930	11,438,150
Series 2023-F 7.75%, 03/01/2067	10,750	11,806,479
BAM Series 2023 5.25%, 03/01/2067	17,060	17,546,215

		222,276,367

Iowa – 0.5%
Iowa Finance Authority (Prerefunded – US Treasuries) Series 2022 5.00%, 12/01/2050	35,950	40,101,003
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	3,875	3,628,168
4.00%, 12/01/2041	7,810	6,247,060
4.00%, 12/01/2046	5,225	3,864,021
4.00%, 12/01/2051	9,340	6,556,789

ABFunds.com	AB Municipal Income Shares 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	$1,600	$1,623,202
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	6,231,949
Iowa Higher Education Loan Authority (University of Dubuque) Series 2025 6.00%, 10/01/2055	2,000	2,045,854
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049	4,000	3,442,993
Series 2021-B Zero Coupon, 06/01/2065	40,490	5,949,447

		79,690,486

Kansas – 0.5%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	18,800	18,821,691
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	1,440	1,489,724
6.50%, 11/15/2042(a)	13,650	14,146,709
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033	3,295	3,364,040
6.25%, 12/01/2042	2,920	2,973,074
6.50%, 12/01/2052	6,000	6,074,174
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036	8,000	6,253,143
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	2,085	2,127,850
5.00%, 03/01/2037	2,070	2,101,376
5.00%, 03/01/2039	2,325	2,348,692
5.00%, 03/01/2044	2,670	2,637,986
5.00%, 03/01/2049	5,875	5,665,092

52 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040	$1,130	$1,060,607

		69,064,158

Kentucky – 2.0%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035	930	881,296
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)	9,000	8,324,856
County of Trimble KY (Louisville Gas & Electric) Series 2017 3.75%, 06/01/2033	6,955	6,962,036
Series 2020 1.30%, 09/01/2044	8,500	7,824,861
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	10,000	10,210,211
5.25%, 01/01/2054	13,750	13,951,961
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	1,500	1,530,139
5.00%, 08/15/2035	3,085	3,138,385
5.00%, 08/15/2037	1,550	1,569,261
5.00%, 08/15/2041	6,905	6,941,209
5.00%, 08/15/2046	2,740	2,741,617
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	4,000	3,998,690
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	9,040	8,959,456
5.00%, 08/01/2049	7,660	7,484,585

ABFunds.com	AB Municipal Income Shares 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	$1,685	$1,346,518
5.50%, 11/15/2045	710	560,988
Series 2016 5.00%, 05/15/2031	2,000	1,886,733
Series 2016-A 5.00%, 05/15/2046	1,100	858,822
5.00%, 05/15/2051	2,000	1,488,557
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	23,613,736
Series 2017-A 5.00%, 06/01/2031	2,000	2,026,047
5.00%, 06/01/2032	3,500	3,541,465
5.00%, 06/01/2037	4,325	4,337,004
5.00%, 06/01/2041	3,300	3,269,031
5.25%, 06/01/2041	7,625	7,648,230
Series 2017-B 5.00%, 06/01/2040	5,000	4,964,057
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,064,914
5.75%, 11/15/2045	5,265	4,348,423
5.75%, 11/15/2050	1,100	875,276
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)	2,665	2,665,000
5.75%, 11/01/2040(a)	12,370	12,193,429
Series 2022-B 6.75%, 11/01/2040(a)	2,050	2,022,594
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	68,890	72,136,462
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	14,815	15,385,628
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	3,170	3,164,124

54 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 4.881% (SOFR + 1.98%), 04/01/2054(c)	$25,000	$25,000,000
5.25%, 04/01/2054	10,000	10,624,817
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	8,304,690
Series 2020 5.00%, 10/01/2047	1,965	2,071,856
Series 2020-A 5.00%, 10/01/2038	965	984,083

		301,901,047

Louisiana – 1.6%
Jefferson Sales Tax District (Jefferson Sales Tax District) AGM Series 2017-B 5.00%, 12/01/2034	1,000	1,028,049
5.00%, 12/01/2036	2,400	2,456,669
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039	10,000	9,535,301
Series 2023 5.048%, 12/01/2034	10,000	10,228,147
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,069,478
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2020-2 5.00%, 10/01/2036(a)(b)	8,985	9,131,262
5.00%, 10/12/2036(a)(b)	8,460	8,545,273
5.00%, 10/01/2037(a)(b)	5,000	5,035,636
5.00%, 10/01/2044(a)(b)	5,155	5,095,823
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	29,035	27,968,045
5.50%, 09/01/2054	16,250	16,645,577
5.75%, 09/01/2064	63,385	65,755,447

ABFunds.com	AB Municipal Income Shares 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)	$415	$418,114
6.25%, 06/01/2062(a)	1,425	1,437,996
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(e)	2,750	27
Series 2014-A 7.50%, 07/01/2023(d)(j)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	10,270	10,270,371
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,508,030
5.00%, 07/01/2047	6,515	6,527,500
5.00%, 07/01/2052	7,300	7,304,328
5.00%, 07/01/2057	2,250	2,249,974
Louisiana Public Facilities Authority (Prerefunded – US Govt Agencies) Series 2016 5.00%, 05/15/2047	10	10,184
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	1,000	1,000,669
Series 2024 5.00%, 01/01/2034	1,940	2,066,926
5.00%, 01/01/2035	6,120	6,483,839
5.25%, 01/01/2040	8,500	8,982,583
5.25%, 01/01/2041	3,460	3,631,185
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	3,690	3,914,946
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	3,700	3,630,356
Series 2024 3.30%, 06/01/2037	17,400	17,109,286

		240,041,034

56 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems) Series 2018-R2 4.375%, 08/01/2035(a)	$3,125	$3,119,025
Series 2024 4.625%, 12/01/2047(a)	3,325	3,287,107
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	6,250	6,251,517

		12,657,649

Maryland – 1.3%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	1,750	1,407,570
Series 2019-B 3.875%, 06/01/2046(a)	300	245,836
Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(a)	4,000	3,901,611
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	975,941
Series 2022 5.75%, 07/01/2053	2,860	3,018,032
6.00%, 07/01/2058	10,000	10,683,938
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036	3,200	3,265,762
5.00%, 06/30/2037	2,400	2,444,021
5.00%, 12/31/2037	2,605	2,646,668
5.00%, 06/30/2038	2,920	2,958,892
5.00%, 12/31/2038	1,015	1,026,918
5.25%, 06/30/2047	3,125	3,135,447
5.25%, 06/30/2052	50,415	49,854,022
5.25%, 06/30/2055	14,980	14,806,260
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,250,504

ABFunds.com	AB Municipal Income Shares 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	$2,520	$2,475,659
4.00%, 07/01/2037	2,575	2,497,881
4.00%, 07/01/2038	1,555	1,470,877
4.00%, 07/01/2040	1,645	1,539,829
5.00%, 07/01/2046	22,040	22,153,354
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a)(b)	29,840	31,646,797
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	2,000	2,075,468
5.00%, 06/01/2054	11,750	11,929,969
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2034	1,550	1,658,903
5.00%, 08/01/2038	2,200	2,298,578
5.00%, 08/01/2039	1,270	1,319,294
5.25%, 08/01/2040	1,600	1,714,595
5.25%, 08/01/2041	1,700	1,808,474
5.25%, 08/01/2042	1,805	1,907,033
5.25%, 08/01/2043	1,520	1,593,250
5.25%, 08/01/2044	1,100	1,147,342

		192,858,725

Massachusetts – 1.0%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	12,000	11,990,066
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024-B 5.00%, 05/01/2054	12,780	13,203,042
Series 2025-A 5.00%, 04/01/2055(i)	10,000	10,340,536
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	10,000	10,586,821

58 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 07/01/2042	$5,000	$5,314,647
5.00%, 07/01/2043	3,000	3,163,510
5.25%, 07/01/2052	5,500	5,815,535
Massachusetts Development Finance Agency 5.25%, 08/15/2045	1,500	1,537,651
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052	2,000	1,995,051
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	8,170	8,032,143
Series 2017-A 5.00%, 01/01/2040	940	946,010
Series 2025 5.00%, 01/01/2030	1,120	1,178,763
5.00%, 01/01/2031	1,200	1,267,536
5.00%, 01/01/2035	1,230	1,310,300
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	3,405	3,131,559
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(a)	1,805	1,694,927
5.875%, 12/01/2060(a)	1,285	1,196,604
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	245,141
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050(i)	7,000	7,278,629
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,665	3,504,227
Series 2022 5.00%, 07/01/2052	1,150	1,087,178
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,406,734

ABFunds.com	AB Municipal Income Shares 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	$1,360	$1,354,823
5.00%, 10/01/2035	1,000	988,808
Series 2023 5.00%, 10/01/2043	1,100	1,003,478
5.25%, 10/01/2036	415	414,165
5.25%, 10/01/2037	500	496,533
5.25%, 10/01/2038	515	507,515
5.25%, 10/01/2039	520	507,417
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,866,056
5.00%, 07/01/2031	1,350	1,360,826
5.00%, 07/01/2041	2,500	2,481,837
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,000	992,236
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	2,759,755
5.00%, 06/01/2026	420	423,825
5.00%, 06/01/2027	445	443,274
5.00%, 06/01/2028	1,850	1,836,399
Series 2021-B 4.00%, 06/01/2050	1,700	1,225,979
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	2,550	2,409,290
Series 2019-A 5.00%, 07/01/2036	1,000	1,003,858
Series 2024 8.50%, 10/01/2026	16,305	16,444,051
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	1,480	1,482,024
5.00%, 07/01/2046	2,500	2,425,965
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	2,260	2,257,243

60 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	$10,255	$10,657,949

		152,569,916

Michigan – 0.9%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d)(e)	8,435	8,856,871
Series 2014-B 4.00%, 04/01/2044(g)	9,943	7,822,142
Series 2018 5.00%, 04/01/2033	1,000	1,024,517
5.00%, 04/01/2034	2,250	2,303,182
5.00%, 04/01/2035	1,000	1,020,778
5.00%, 04/01/2038	2,135	2,164,737
Series 2020 5.50%, 04/01/2045	1,690	1,736,055
5.50%, 04/01/2050	2,170	2,214,300
Series 2021-A 5.00%, 04/01/2038	1,100	1,139,007
5.00%, 04/01/2046	2,030	2,038,074
5.00%, 04/01/2050	1,000	996,410
Series 2023-A 5.25%, 05/01/2027	300	309,572
5.25%, 05/01/2029	700	740,606
Series 2023-B 6.844%, 05/01/2028	445	453,104
Series 2023-C 6.00%, 05/01/2043	1,500	1,632,000
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,395	1,417,486
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	1,023,961
5.00%, 11/01/2037	600	558,691
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2022-2 5.00%, 07/01/2036(a)(b)	25,210	25,413,450
5.00%, 07/01/2046(a)(b)	1,025	1,027,744

ABFunds.com	AB Municipal Income Shares 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$1,100	$1,080,289
Series 2020 5.00%, 05/15/2055	6,860	5,914,185
Kalamazoo Hospital Finance Authority (Prerefunded – US Treasuries) Series 2016 4.00%, 05/15/2031	10	10,088
4.00%, 05/15/2032	20	20,175
4.00%, 05/15/2033	30	30,263
4.00%, 05/15/2036	65	65,570
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	1,895	1,180,147
4.00%, 12/01/2051	1,935	1,164,591
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2015-D1 5.00%, 07/01/2034	2,000	2,004,092
Series 2015-D2 5.00%, 07/01/2034	3,400	3,405,064
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	3,915,838
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,661,072
4.00%, 06/01/2049	5,000	4,229,285
Series 2020-B Zero Coupon, 06/01/2065	7,575	786,914
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,451,613
5.00%, 07/01/2032	3,000	3,003,184
5.00%, 07/01/2033	3,500	3,503,461
Michigan Strategic Fund (Michigan Strategic Fund – I 75 Improvement Project) Series 2018 5.00%, 12/31/2033	2,000	2,043,199

62 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2043	$5,000	$5,002,646
5.00%, 06/30/2048	8,600	8,432,117
AGM Series 2018 4.25%, 12/31/2038	3,630	3,461,774
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	241,050	7,251,845
Wayne State University (Wayne State University) Series 2018-A 5.00%, 11/15/2043	4,000	4,056,314

		130,566,413

Minnesota – 0.9%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	10,670	10,167,487
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(g)	23,500	23,741,559
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	25,045	24,014,223
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	19,500	19,113,342
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	6,775	6,796,169
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,035,016
5.00%, 05/01/2042	1,000	1,027,310
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(a)	1,000	941,950
5.50%, 06/01/2055(a)	3,460	3,262,697
5.50%, 06/01/2063(a)	1,855	1,719,914

ABFunds.com	AB Municipal Income Shares 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	$19,240	$18,207,583
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(f)	800	376,000
4.00%, 06/01/2041(f)	1,220	573,400
4.00%, 06/01/2051(f)	1,250	587,500
4.00%, 06/01/2056(f)	2,180	1,024,600
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044	12,500	12,902,507
5.25%, 01/01/2049	1,000	1,019,609
Minnesota Higher Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040	5,700	4,755,008
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,781,183
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	2,000	1,691,984

		134,739,041

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036	1,000	1,080,924
5.25%, 07/01/2037	1,000	1,076,495
5.25%, 07/01/2038	1,000	1,071,141
5.25%, 07/01/2039	1,350	1,438,514
5.25%, 07/01/2040	1,315	1,392,555
5.25%, 07/01/2041	1,040	1,090,947
5.25%, 07/01/2042	1,065	1,110,719
5.25%, 07/01/2044	1,500	1,550,265
5.25%, 07/01/2045	1,645	1,693,926
5.50%, 07/01/2050	6,750	6,962,227
5.50%, 07/01/2055	6,225	6,382,364

64 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(f)	$14,500	$10,782,664
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	2,500	1,963,316
5.00%, 10/01/2026(a)	1,700	1,710,047
5.00%, 10/01/2027(a)	900	905,868
5.00%, 10/01/2028(a)	1,900	1,915,532
5.00%, 10/01/2033(a)	2,270	2,264,646
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,653,566
5.00%, 09/01/2041	16,350	16,230,429
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	720	691,435
5.00%, 01/01/2035	1,230	1,274,508

		64,242,088

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	2,810	2,833,761
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	5,500	6,094,251
5.00%, 04/01/2038	5,000	5,521,644
5.00%, 04/01/2040	2,000	2,174,947
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	942,845
Series 2019 4.00%, 02/01/2042	18,770	16,411,230
4.00%, 02/01/2048	21,850	17,728,354

ABFunds.com	AB Municipal Income Shares 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 02/01/2042	$620	$620,678
5.00%, 02/01/2048	2,600	2,501,663
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(e)	2,319	107,611
5.00%, 11/15/2046(d)(e)	5,196	3,452,864
Series 2021-A 10.00%, 11/15/2046(d)(e)	1,601	1,346,910
Series 2021-C 7.50%, 11/15/2037(d)(e)	1,279	971,190
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	2,595	2,292,014
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,300	1,279,418
5.00%, 08/15/2046	1,760	1,541,006
5.00%, 08/15/2051	1,000	834,236
Series 2018 5.00%, 08/15/2042	6,940	6,370,467
Series 2021-A 5.00%, 08/15/2056	10,000	8,526,001
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	7,560	7,259,625
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	1,922,994
5.125%, 12/01/2045	4,500	4,011,339
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)	1,000	967,970
6.00%, 10/01/2049(a)	2,475	2,343,567

		98,056,585

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a)(g)	19,115	14,597,537

66 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	$1,085	$1,100,116

		15,697,653

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	11,255	11,663,561
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	2,050	2,159,799
5.00%, 09/01/2034	1,510	1,598,132
5.00%, 09/01/2036	5,000	5,270,889
5.00%, 09/01/2037	8,715	9,156,924
Series 2022-1 5.00%, 05/01/2053	5,000	5,170,244

		35,019,549

Nevada – 0.7%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	19,500	2,758,831
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	1,805	1,739,504
Clark County School District (Clark County School District) Series 2017-C 5.00%, 06/15/2033	5,775	5,958,351
5.00%, 06/15/2034	5,000	5,151,174
5.00%, 06/15/2035	2,635	2,708,698
5.00%, 06/15/2036	3,700	3,702,995
AGM Series 2019-B 3.00%, 06/15/2037	5,185	4,365,198
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040	1,800	1,802,828
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040	2,415	2,536,275

ABFunds.com	AB Municipal Income Shares 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2043	$1,500	$1,549,103
5.25%, 07/01/2044	1,155	1,189,589
5.25%, 07/01/2054	8,970	9,068,393
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	41,900	40,339,233
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d)(e)(f)	1,703	6,981
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040	4,200	4,252,769
5.00%, 07/01/2045	2,800	2,752,459
5.00%, 07/01/2051	9,000	8,632,867

		98,515,248

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	19,101	17,641,390
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	12,570	11,835,901
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	3,386	3,291,566
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	19,579	19,322,930
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	10,730	10,766,147
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	3,346	3,259,690

68 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	$6,000	$5,921,850
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.168%, 01/20/2041(a)	1,585	1,169,315
Series 2025-A Zero Coupon, 02/01/2035(a)	25,535	13,795,233
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	20,070	19,883,375
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	39,962	39,277,915
Series 2022-1, Class X 0.35%, 09/20/2036(h)	24,073	482,075
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	26,073	24,953,770
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038	1,960	1,829,468
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	13,539	12,892,982
Series 2024-1, Class X 0.547%, 07/01/2051(h)	17,531	654,256
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	7,856	7,187,241
Series 2024-2, Class X 0.595%, 08/20/2039(h)	39,776	1,602,324
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	10,570	10,652,563
5.875%, 12/15/2033(a)(i)	38,650	38,645,377
Series 2025-1, Class A1 4.168%, 01/20/2041	8,496	8,066,403

ABFunds.com	AB Municipal Income Shares 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-1, Class A2 4.168%, 01/20/2041	$999	$915,729
New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2048	2,000	2,014,517
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)	10,000	8,914,291
4.875%, 11/01/2042(a)	12,520	11,506,830
Series 2020-A 3.625%, 07/01/2043(a)	4,800	3,874,614
Series 2020-B 3.75%, 07/01/2045(a)	4,785	3,927,545
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	9,991	9,851,507
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	4,643	4,515,621
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	5,500	5,418,226
New Hampshire Health & Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	20,000	20,268,850

		324,339,501

New Jersey – 3.8%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,073,249
6.00%, 06/15/2062	5,360	5,530,983
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,260	1,044,697
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill) Series 2018 5.00%, 01/01/2034	1,500	1,508,326

70 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2039	$2,500	$2,458,892
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,391,916
5.00%, 06/15/2047	1,500	1,500,149
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,000	985,500
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	6,045	6,046,146
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	8,895	8,975,317
5.00%, 10/01/2047	13,560	13,141,345
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,096,175
Series 2019 5.00%, 06/15/2035	2,750	2,878,628
Series 2024-S 5.00%, 06/15/2035	1,500	1,627,526
5.25%, 06/15/2036	3,000	3,296,272
5.25%, 06/15/2037	3,065	3,335,864
5.25%, 06/15/2039	3,000	3,243,607
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,653,029
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	704,272
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	7,090	7,090,272
Series 2014-B 5.625%, 11/15/2030	1,475	1,475,186

ABFunds.com	AB Municipal Income Shares 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	$4,460	$4,521,729
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,324,744
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,018,620
5.00%, 07/01/2042	7,645	7,714,143
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,101,182
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,000	1,019,149
5.00%, 06/15/2028	21,660	22,021,198
5.00%, 06/15/2029	13,435	13,641,133
5.00%, 06/15/2030	6,000	6,085,393
Series 2018-A 5.00%, 06/15/2029	1,910	1,939,305
5.00%, 06/15/2030	24,975	25,330,449
5.00%, 06/15/2031	12,000	12,151,775
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	5,170	3,690,071
New Jersey Transportation Trust Fund Authority (Prerefunded – US Treasuries) Series 2019 5.00%, 06/15/2046	810	865,566
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2033	22,085	22,903,700
Series 2019 5.00%, 06/15/2046	1,515	1,526,903

72 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.00%, 06/15/2039	$5,085	$5,373,018
5.00%, 06/15/2040	4,000	4,203,078
Series 2023-B 5.00%, 06/15/2042	9,040	9,397,084
5.25%, 06/15/2050	20,000	20,714,306
Series 2024-A 4.00%, 06/15/2042	10,200	9,430,924
5.00%, 06/15/2037	11,170	12,054,909
5.00%, 06/15/2042	11,070	11,548,131
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2019-A 5.00%, 01/01/2048	11,320	11,508,713
Series 2024-A 4.00%, 01/01/2035	8,000	8,254,600
5.00%, 01/01/2032	18,655	20,591,397
5.00%, 01/01/2033	44,000	48,888,365
Series 2024-C 5.00%, 01/01/2043	49,500	52,093,775
5.00%, 01/01/2044	15,000	15,711,204
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	575	576,675
5.25%, 07/01/2043	1,020	1,034,936
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047	5,000	4,796,943
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031	1,425	1,460,805
5.00%, 06/01/2046	4,200	4,140,182
Series 2018-B 5.00%, 06/01/2046	125,160	121,335,749

		569,027,205

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	480	471,416
5.00%, 05/15/2044	500	474,144
5.00%, 05/15/2049	1,200	1,101,634

ABFunds.com	AB Municipal Income Shares 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	$12,925	$11,392,399
New Mexico Municipal Energy Acquisition Authority (New Mexico Municipal Energy Acquisition Authority) Series 2025 5.00%, 06/01/2054	10,580	11,083,410

		24,523,003

New York – 7.9%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	2,250	1,976,643
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	44,790	44,836,380
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057	1,050	873,122
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)	115	114,761
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,012,362
5.25%, 07/01/2062	4,500	4,511,838
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(d)(e)	1,560	936,000
5.25%, 11/01/2034(d)(e)	2,240	1,344,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(f)	1,250	1,109,773
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	4,360	4,565,945
7.00%, 04/15/2058(a)	11,305	11,802,953

74 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(a)(b)	$7,500	$7,732,379
5.00%, 03/01/2038(a)(b)	10,000	10,283,772
Series 2024-C 5.00%, 03/01/2043	2,605	2,750,572
Series 2025-G 5.25%, 02/01/2048	15,000	15,931,845
5.25%, 02/01/2050	16,740	17,716,007
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,623,690
5.00%, 07/01/2051	17,400	17,091,362
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	17,470	17,076,757
5.50%, 06/15/2057	7,350	7,367,863
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2044	6,480	6,678,006
5.25%, 09/01/2054	10,000	10,328,731
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015-C 5.00%, 11/15/2027	1,110	1,117,342
5.25%, 11/15/2030	4,000	4,023,697
Series 2015-D 5.00%, 11/15/2031	1,350	1,355,482
5.00%, 11/15/2032	5,135	5,153,198
5.00%, 11/15/2034	5,430	5,443,467
Series 2016-A 5.00%, 11/15/2032	4,740	4,801,970
Series 2016-D 5.00%, 11/15/2027	5,695	5,833,373
5.00%, 11/15/2029	1,750	1,788,416
Series 2017-C 5.00%, 11/15/2028	12,930	13,444,870
5.00%, 11/15/2029	16,435	17,047,866
5.00%, 11/15/2034	6,810	6,988,197
Series 2019-C 5.00%, 11/15/2038	380	392,182
Series 2020-A 5.00%, 11/15/2045	4,740	4,965,738

ABFunds.com	AB Municipal Income Shares 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-C 4.75%, 11/15/2045	$23,880	$23,515,940
5.00%, 11/15/2050	8,750	8,776,197
5.25%, 11/15/2055	15,885	16,216,282
Series 2020-D 4.00%, 11/15/2048	7,150	6,249,531
4.00%, 11/15/2049	6,425	5,594,095
5.00%, 11/15/2043	5,000	5,076,123
Series 2021-A 4.00%, 11/15/2041	2,000	1,837,194
Series 2025 5.25%, 11/15/2045	5,840	6,105,019
5.25%, 11/15/2055	5,840	6,057,239
AGM Series 2020-A 4.00%, 11/15/2043	2,020	1,850,844
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	4,675	4,640,592
6.00%, 07/01/2057(a)	1,615	1,616,964
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,472,234
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,620	1,518,420
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 5.00%, 01/01/2058(d)(e)(g)	525	48,190
9.00%, 01/01/2041(d)(e)(f)	270	270,000
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	1,000	1,009,205
5.25%, 12/15/2031	3,115	3,151,301
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	3,645	2,602,913
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024-F 4.25%, 02/01/2054	6,500	5,994,879

76 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-H 5.00%, 11/01/2044	$4,495	$4,722,202
5.25%, 11/01/2045	14,470	15,471,974
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033	13,000	12,246,567
3.85%, 02/01/2034	3,955	3,698,275
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	30,000	4,478,031
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	13,560	13,477,665
5.375%, 11/15/2040(a)	3,395	3,395,090
7.25%, 11/15/2044(a)	9,665	9,671,047
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	5,250	5,382,785
5.00%, 11/15/2053	7,000	7,127,443
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	16,000	17,280,146
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)	1,200	1,194,121
5.00%, 12/01/2031(a)	1,000	991,958
5.00%, 12/01/2034(a)	2,000	1,945,824
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	2,085	2,100,045
Series 2024 5.50%, 11/01/2047	1,000	1,037,344
AGM Series 2020 3.00%, 09/01/2050	14,890	10,512,749
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2024 5.25%, 05/01/2054	11,625	11,997,081

ABFunds.com	AB Municipal Income Shares 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 05/01/2037	$4,185	$4,485,979
5.00%, 05/01/2042	5,000	5,181,257
5.00%, 05/01/2043	4,000	4,118,748
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032	13,000	11,260,055
Series 2021-2 2.20%, 03/15/2034(a)(b)	13,000	10,655,798
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	17,245	14,393,182
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,500	4,544,393
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	3,805,369
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	15,300	15,592,559
5.00%, 01/01/2029	18,660	18,996,436
Series 2020 4.00%, 10/01/2030	13,980	13,730,254
4.375%, 10/01/2045	40,110	36,301,904
Series 2023 5.625%, 04/01/2040	11,250	11,645,934
6.00%, 04/01/2035	13,875	15,139,655
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053	15,475	12,408,194
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030	1,000	1,047,418
5.00%, 12/01/2035	1,100	1,130,300
Series 2022 5.00%, 12/01/2039	1,510	1,529,775
5.00%, 12/01/2040	2,500	2,526,563
5.00%, 12/01/2041	11,500	11,549,626

78 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	$39,965	$40,630,205
5.50%, 12/31/2060	18,915	19,200,804
AGC Series 2024 0.00%, 12/31/2054(g)	11,740	7,193,028
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	35,900	35,986,393
6.00%, 06/30/2054	30,580	32,055,574
Series 2024 5.00%, 06/30/2060	70,760	67,851,523
5.25%, 06/30/2049	2,250	2,257,689
5.50%, 06/30/2054	2,890	2,932,093
5.50%, 06/30/2060	54,040	54,754,549
AGM Series 2023 5.00%, 06/30/2049	5,000	5,016,237
5.125%, 06/30/2060	13,000	13,058,937
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	15,840	15,841,174
5.00%, 07/01/2046	6,895	6,746,411
5.25%, 01/01/2050	29,285	29,003,065
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	13,765	12,460,801
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056(i)	20,500	21,996,311
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060	10,000	6,432,636
Series 2024-2 5.00%, 09/01/2037	3,000	3,157,196
5.00%, 09/01/2038	3,000	3,138,702
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	5,500	5,622,175
6.00%, 12/01/2053	12,400	12,666,889

ABFunds.com	AB Municipal Income Shares 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	$4,000	$3,229,550
2.917%, 05/15/2040	10,000	7,600,486
Series 2022-2 5.00%, 05/15/2047(a)(b)	10,000	10,315,074
5.25%, 05/15/2052(a)(b)	10,000	10,444,856
5.25%, 05/15/2057(a)(b)	10,000	10,405,925
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,060	2,092,770
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	16,000	16,668,006
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	10,200	9,271,022
5.00%, 06/01/2048	8,370	7,552,290
Series 2017-A 5.00%, 06/01/2041	1,560	1,544,402
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	771,841
5.25%, 09/15/2042	365	313,753
5.25%, 09/15/2047	625	508,333
5.25%, 09/15/2053	1,340	1,048,502
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(a)	415	404,936

		1,183,571,605

North Carolina – 0.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	12,870	12,872,927
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(a)	415	425,296

80 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2028(a)	$455	$471,018
5.00%, 04/01/2029(a)	500	522,629
5.00%, 04/01/2030(a)	545	573,160
5.00%, 04/01/2031(a)	600	635,776
5.00%, 04/01/2034(a)	770	822,275
5.00%, 04/01/2036(a)	900	950,511
5.00%, 04/01/2037(a)	970	1,017,711
5.00%, 04/01/2040(a)	1,205	1,244,326
5.00%, 04/01/2042(a)	1,380	1,412,861
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2022-A 5.50%, 07/01/2047	2,880	3,005,607
5.50%, 07/01/2052	5,000	5,182,703
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047	2,950	1,991,411
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040	5,000	3,683,710
5.00%, 07/01/2045	4,650	3,213,725
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,240,239
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	950,796
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049	510	501,181
5.125%, 10/01/2054	2,000	1,983,625
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2018 5.00%, 01/01/2040	5,000	5,100,040
AGM Series 2024 Zero Coupon, 01/01/2050	11,750	3,352,166
Zero Coupon, 01/01/2051	7,490	2,012,544
Zero Coupon, 01/01/2052	6,435	1,637,992
Zero Coupon, 01/01/2053	1,750	422,027

		56,226,256

ABFunds.com	AB Municipal Income Shares 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	$4,000	$3,757,276
4.00%, 12/01/2036	3,625	3,363,951
4.00%, 12/01/2037	1,190	1,092,118
4.00%, 12/01/2040	1,875	1,659,033
4.00%, 12/01/2041	1,865	1,622,827
5.00%, 12/01/2034	7,545	7,751,060
Series 2023-A 5.42%, 12/01/2053	5,270	5,303,242
AGM Series 2021 3.00%, 12/01/2051	4,000	2,739,626
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2038	2,000	1,924,031
5.00%, 06/01/2048	10,500	9,818,976
5.00%, 06/01/2053	5,230	4,821,547

		43,853,687

Ohio – 3.4%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	4,041,884
4.00%, 11/15/2036	1,000	948,931
4.00%, 11/15/2037	800	748,956
4.00%, 11/15/2038	750	692,773
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041	6,000	6,021,984
5.00%, 02/15/2046	4,000	4,007,272
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	10,000	8,388,517
Series 2020-B Zero Coupon, 06/01/2057	113,000	10,778,234
5.00%, 06/01/2055	141,270	123,268,148
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	3,790,069

82 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2047	$3,735	$3,652,651
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,325	1,377,576
5.25%, 01/01/2041	1,655	1,744,445
5.25%, 01/01/2045	16,450	16,942,717
5.50%, 01/01/2050	10,425	10,876,182
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	12,600	12,251,416
5.00%, 02/15/2052	5,680	5,404,607
5.25%, 02/15/2047	12,860	12,765,466
5.50%, 02/15/2057	9,370	9,269,734
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,815	3,138,396
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(a)(b)	8,075	8,552,509
5.00%, 06/01/2038(a)(b)	7,440	7,741,668
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	23,425	22,404,040
Series 2025-A 5.50%, 08/01/2044	1,000	1,014,927
5.50%, 08/01/2045	1,900	1,921,398
5.50%, 08/01/2051	5,000	5,001,418
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,648,586
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(d)(e)(f)	1,607	80,334
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	8,118	405,888
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	5,910,321

ABFunds.com	AB Municipal Income Shares 83

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	$1,000	$1,065,527
6.625%, 12/01/2042	16,000	17,109,706
6.75%, 12/01/2052	29,885	31,969,984
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	7,500	5,504,033
Series 2023 5.00%, 12/01/2053(a)	16,000	16,088,395
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	10,900	11,396,620
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	1,030	952,345
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	17,100	17,187,036
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029	1,780	1,715,180
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	1,750	1,421,994
4.00%, 10/01/2052	11,900	9,282,790
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039	880	912,380
5.00%, 05/01/2040	785	808,940
5.00%, 05/01/2041	815	833,322
5.00%, 05/01/2042	435	441,477
5.25%, 05/01/2049	5,630	5,679,412
5.25%, 05/01/2054	6,825	6,841,047
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	2,250	2,291,900

84 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	$1,275	$1,279,671
5.00%, 12/01/2063	11,105	10,994,063
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	3,480	3,428,981
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042	1,635	1,357,015
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,657,093
4.00%, 01/01/2043	2,000	1,710,054
4.00%, 01/01/2046	2,000	1,641,965
4.00%, 01/01/2051	8,500	6,759,328
4.00%, 01/01/2057	7,500	5,801,823
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a)(b)	49,415	48,365,643

		510,288,771

Oklahoma – 1.0%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,288,247
5.00%, 08/01/2049	12,780	11,857,712
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038	1,000	1,008,192
5.25%, 08/15/2043	11,545	11,660,997
5.50%, 08/15/2052	5,615	5,633,171
5.50%, 08/15/2057	21,080	21,142,087
Series 2022-A 5.50%, 08/15/2037	10,000	10,231,276
5.50%, 08/15/2041	11,995	12,094,262
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	32,140	34,614,661

ABFunds.com	AB Municipal Income Shares 85

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 01/01/2037(i)	$1,455	$1,583,936
5.00%, 01/01/2038(i)	5,275	5,712,385
5.00%, 01/01/2039(i)	4,765	5,143,301
5.00%, 01/01/2040(i)	5,000	5,345,815
5.00%, 01/01/2041(i)	2,750	2,907,409
5.00%, 01/01/2042(i)	3,750	3,935,014
AGC Series 2025-A 4.25%, 01/01/2055	10,000	9,362,285

		149,520,750

Oregon – 0.5%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034	13,250	14,283,626
5.00%, 08/01/2035	1,660	1,779,730
5.25%, 08/01/2037	1,960	2,115,192
5.25%, 08/01/2038	2,185	2,344,607
5.25%, 08/01/2039	1,205	1,285,054
5.25%, 08/01/2040	1,000	1,056,689
5.25%, 08/01/2041	1,725	1,810,026
5.25%, 08/01/2049	5,500	5,617,136
5.25%, 08/01/2054	7,750	7,860,106
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	736,692
5.375%, 11/15/2055	2,940	2,744,134
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2022-2 5.00%, 08/15/2045(a)(b)	4,500	4,518,715
5.00%, 08/15/2050(a)(b)	5,500	5,438,016
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	6,430	2,610,095
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030	1,630	1,737,374
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,767,239

86 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052	$10,000	$9,943,051
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,350	924,954
Zero Coupon, 06/15/2053	10,500	2,328,880

		70,901,316

Pennsylvania – 3.7%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	10,379,900
5.00%, 04/01/2035	12,500	12,749,379
5.00%, 04/01/2036	10,900	11,083,137
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(a)	2,000	2,018,530
5.375%, 05/01/2042(a)	2,500	2,417,259
Series 2022 5.25%, 05/01/2042(a)	10,690	10,384,469
Berks County Industrial Development Authority (Prerefunded – US Treasuries) Series 2018 5.00%, 05/15/2048	1,000	1,020,455
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	9,823	7,052,038
5.00%, 06/30/2039	20,822	19,246,691
8.00%, 06/30/2034	3,135	3,136,494
Series 2024-A 6.00%, 06/30/2034	1,483	1,548,923
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	11,850	9,873,463
4.00%, 07/01/2051	13,300	10,657,696
5.00%, 07/01/2030	1,275	1,324,834
5.00%, 07/01/2031	2,300	2,401,369

ABFunds.com	AB Municipal Income Shares 87

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2032	$500	$520,362
5.00%, 07/01/2033	1,170	1,212,820
5.00%, 07/01/2034	1,300	1,343,055
5.00%, 07/01/2035	1,555	1,600,076
5.00%, 07/01/2036	1,225	1,255,541
5.00%, 07/01/2038	1,000	1,016,607
5.00%, 07/01/2040	2,500	2,522,274
5.00%, 07/01/2041	4,630	4,646,730
5.00%, 07/01/2054	15,100	14,130,070
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,257,899
6.00%, 10/01/2048	9,000	8,413,167
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037	1,500	1,452,700
5.25%, 10/15/2047	2,700	2,507,583
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2029	6,000	6,214,510
5.00%, 08/01/2031	6,110	6,281,534
Series 2017-A 5.00%, 08/01/2033	3,000	3,082,459
5.00%, 08/01/2034	10,000	10,263,095
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045	5,000	3,630,694
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2022 5.00%, 10/01/2040	10,000	10,651,623
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	9,609,412
Series 2019 5.00%, 07/01/2044	6,885	6,835,441
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,180,912
6.00%, 06/01/2051	2,200	2,201,280

88 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	$1,815	$1,616,851
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,694,374
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	2,000	1,748,158
5.00%, 03/01/2050	500	396,051
Series 2022 5.00%, 03/01/2029	2,170	2,121,596
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049	1,000	995,151
5.00%, 05/01/2054	800	781,451
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	5,500	5,198,599
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	3,600	3,705,305
Series 2019 5.00%, 09/01/2051	2,300	2,267,553
Series 2022 4.00%, 05/01/2052	5,900	4,917,660
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,740	4,515,701
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,575,136
Series 2016-B 5.25%, 03/01/2031	1,640	1,646,636

ABFunds.com	AB Municipal Income Shares 89

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 03/01/2037	$1,170	$1,151,608
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048	11,000	11,311,354
6.00%, 06/30/2061	22,100	23,108,856
AGM Series 2022 5.75%, 12/31/2062	12,850	13,318,114
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	3,900	3,862,220
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	24,435	24,039,537
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027	1,530	1,536,209
4.00%, 01/01/2029	450	451,622
4.00%, 01/01/2030	1,575	1,580,235
4.00%, 01/01/2032	800	799,630
Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2046	2,500	2,529,291
5.25%, 07/01/2049	1,215	1,221,473
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,110	1,664,577
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050	8,000	8,006,988

90 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	$1,000	$1,007,373
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,837,719
4.375%, 11/01/2054	15,750	13,658,984
5.25%, 11/01/2044	1,500	1,560,418
5.50%, 11/01/2054	1,700	1,762,639
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2037	4,000	4,022,012
Series 2016-A 5.00%, 06/01/2025	11,000	11,011,649
Series 2018-A 5.00%, 12/01/2043	10,000	10,209,645
Series 2024 5.00%, 12/01/2038	11,290	12,251,917
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(a)(b)	26,610	27,407,813
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,617,566
5.00%, 08/01/2054	3,560	3,252,184
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	1,931,794
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	3,285	3,177,627
5.00%, 06/15/2050(a)	4,585	4,230,848
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060	10,000	10,330,248

ABFunds.com	AB Municipal Income Shares 91

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042	$5,000	$5,016,276
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-2 4.53% (SOFR + 0.80%), 09/01/2040(a)(b)(c)	46,555	45,773,151
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2015-A 5.00%, 09/01/2034	1,615	1,622,432
5.00%, 09/01/2035	1,000	1,003,802
Series 2016-F 5.00%, 09/01/2033	3,000	3,058,121
5.00%, 09/01/2036	1,000	1,016,105
Series 2018-A 5.00%, 09/01/2034	1,000	1,037,651
5.00%, 09/01/2036	1,000	1,029,900
5.00%, 09/01/2037	1,000	1,025,940
5.00%, 09/01/2038	1,000	1,023,165
Series 2018-B 5.00%, 09/01/2043	3,000	3,040,092
Series 2019-A 5.00%, 09/01/2044	17,900	17,962,262
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,765	3,843,010
5.00%, 01/01/2057(a)	5,345	2,910,471
Series 2016-B 6.08%, 01/01/2026(a)	175	170,615
Series 2016-C Zero Coupon, 01/01/2036(a)	2,945	1,045,436
Series 2016-D Zero Coupon, 01/01/2057(f)	58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2030	7,160	7,270,055
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,730,945
5.00%, 08/01/2043	5,750	5,782,019

		557,747,982

92 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.6%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	$6,410	$4,295,358
4.00%, 07/01/2033	12,000	11,457,199
4.00%, 07/01/2035	4,200	3,908,870
4.00%, 07/01/2037	1,631	1,494,681
4.00%, 07/01/2041	2,217	1,887,222
5.375%, 07/01/2025	3,138	3,143,577
5.625%, 07/01/2029	2,542	2,642,238
5.75%, 07/01/2031	3,784	4,011,572
Series 2022-A Zero Coupon, 11/01/2051	12,233	6,498,567
0.00%, 11/01/2051	41,000	11,863,750
5.069%, 11/01/2051	40,540	24,830,676
Series 2022-C Zero Coupon, 11/01/2043	84,608	50,553,136
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	4,745	4,582,422
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	5,500	5,622,543
5.00%, 07/01/2035(a)	9,455	9,612,429
Series 2021-A 4.00%, 07/01/2042(a)	2,500	2,146,818
Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,438,980
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d)(e)	7,315	4,059,825
5.00%, 07/01/2037(d)(e)	15,260	8,469,300
Series 2008-W 5.25%, 07/01/2033(d)(e)	1,000	555,000
5.50%, 07/01/2038(d)(e)	10,490	5,821,950
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,950	1,637,250
5.25%, 07/01/2030(d)(e)	1,040	577,200
Series 2010-C 5.00%, 07/01/2024(d)(j)	1,735	962,925
5.25%, 07/01/2027(d)(e)	3,360	1,864,800
5.25%, 07/01/2028(d)(e)	500	277,500

ABFunds.com	AB Municipal Income Shares 93

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2040(d)(e)	$20,585	$11,424,675
5.75%, 07/01/2036(d)(e)	7,375	4,093,125
Series 2010DDD 5.00%, 07/01/2022(d)(j)	950	527,250
5.00%, 04/30/2025	1,050	582,750
Series 2010ZZ 5.25%, 07/01/2018(d)(j)	3,500	1,942,500
5.25%, 07/01/2024(d)(j)	2,565	1,423,575
5.25%, 07/01/2025(d)(e)	620	344,100
Series 2012-A 5.00%, 07/01/2029(d)(e)	2,510	1,393,050
5.00%, 07/01/2042(d)(e)	2,125	1,179,375
5.05%, 07/01/2042(d)(e)	2,585	1,434,675
Series 2013-A 7.00%, 07/01/2033(d)(e)	1,700	943,500
7.00%, 07/01/2040(d)(e)	750	416,250
AGM Series 2007-V 5.25%, 07/01/2031	25,380	25,001,513
NATL Series 2007-V 5.25%, 07/01/2029	5,965	5,811,471
5.25%, 07/01/2033	9,250	8,943,534
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,937	1,908,523
6.625%, 01/01/2028	14,770	14,471,503
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042	3,250	3,617,156
6.75%, 01/01/2045	3,500	3,912,546
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	537	490,916
Zero Coupon, 07/01/2046	123,224	39,532,366
Zero Coupon, 07/01/2051	58,864	13,900,904
Series 2019-A 4.329%, 07/01/2040	15,975	14,999,834
4.55%, 07/01/2040	1,198	1,130,893
4.75%, 07/01/2053	2,000	1,855,829

94 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2058	$52,251	$49,888,278

		387,385,879

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2029	1,000	1,028,428

South Carolina – 2.6%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	665	643,200
5.41%, 11/01/2039	12,570	11,782,689
6.28%, 11/01/2039	530	493,918
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	16,500	14,808,014
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f)(k)(l)(m)	6,485	6,485,000
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(a)(b)	30,000	31,381,758
South Carolina Jobs-Economic Development Authority 5.25%, 11/01/2043	2,000	2,091,332
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035	1,225	1,243,418
5.25%, 11/15/2039	1,000	1,034,377
5.50%, 11/15/2044	1,000	1,007,476
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	10,595	10,637,503
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	580	544,478
Series 2023-A 6.50%, 02/01/2056(a)	16,895	17,213,381

ABFunds.com	AB Municipal Income Shares 95

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 7.50%, 08/01/2047(a)	$7,000	$6,888,126
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	6,000	6,011,300
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d)(e)(f)	2,470	370,500
6.25%, 06/01/2040(d)(e)(f)	6,100	915,000
6.50%, 06/01/2051(d)(e)(f)	9,070	1,360,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	25,000	23,524,060
5.00%, 11/01/2038	6,590	7,058,710
5.25%, 11/01/2041	4,000	4,290,157
5.25%, 11/01/2044	3,000	3,137,687
5.50%, 11/01/2050	7,100	7,576,945
5.50%, 11/01/2054	48,175	51,305,725
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	15,800	11,177,495
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	33,180	33,178,537
Series 2016-A 5.00%, 12/01/2034	3,815	3,818,531
5.00%, 12/01/2036	1,000	1,000,784
Series 2016-B 5.00%, 12/01/2037	2,000	2,001,572
5.00%, 12/01/2041	10,500	10,507,387
5.00%, 12/01/2056	7,350	7,329,771
Series 2021-A 4.00%, 12/01/2035	1,000	984,883
Series 2022 4.00%, 12/01/2038	550	528,907
4.00%, 12/01/2049	5,166	4,541,233
5.00%, 12/01/2036	447	472,888
5.00%, 12/01/2038	1,742	1,818,180

96 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 12/01/2052	$14,000	$12,071,507
5.00%, 12/01/2055	10,000	10,024,888
Series 2024-A 5.00%, 12/01/2039	1,310	1,368,543
5.00%, 12/01/2040	2,000	2,076,866
5.00%, 12/01/2041	3,000	3,091,941
5.00%, 12/01/2042	3,135	3,208,248
Series 2024-B 5.00%, 12/01/2041	2,800	2,885,811
5.00%, 12/01/2043	2,965	3,016,397
Series 2025-A 5.00%, 12/01/2045	3,250	3,279,154
5.00%, 12/01/2055	24,625	24,706,826
Series 2025-B 5.00%, 12/01/2044	3,695	3,741,800
5.00%, 12/01/2045	2,375	2,396,305
5.00%, 12/01/2047	5,000	5,022,495
5.00%, 12/01/2048	2,250	2,259,695
AGM Series 2024-B 5.00%, 12/01/2054	12,000	12,084,095

		380,399,993

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051	3,910	3,089,362
4.00%, 08/01/2056	2,415	1,858,078
4.00%, 08/01/2061	4,020	3,019,163
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033	3,260	3,312,987
5.00%, 09/01/2040	15,035	15,003,129
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	5,360	5,391,891

		31,674,610

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	8,607,272
5.125%, 12/01/2042(a)	31,490	29,263,008

ABFunds.com	AB Municipal Income Shares 97

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016-B Zero Coupon, 12/01/2031(a)	$3,800	$2,637,726
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(a)	2,000	2,013,991
9.25%, 11/01/2042(a)	5,450	5,468,402
9.50%, 11/01/2052(a)	15,100	15,146,055
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	2,000	1,607,505
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,438,085
Series 2017-A 5.00%, 07/01/2048	2,335	2,306,669
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	4,049	202,442
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	6,940	2,653,574
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047	12,500	12,713,204
5.50%, 07/01/2052	13,000	13,419,507
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	27,000	28,296,402
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054	41,975	43,660,452
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052	27,820	28,998,333

98 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.00%, 05/01/2053	$26,300	$26,975,750
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	9,940	7,554,349

		233,962,726

Texas – 5.9%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	4,070	3,094,906
Series 2021-B 5.00%, 10/01/2050(a)	11,140	9,031,743
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(a)	1,000	995,340
Series 2023 4.875%, 06/15/2056(a)	1,500	1,499,073
Series 2024 4.25%, 06/15/2039(a)	1,095	1,029,232
4.50%, 06/15/2044(a)	830	763,378
4.75%, 06/15/2049(a)	1,830	1,679,791
4.875%, 06/15/2059(a)	1,000	905,965
5.00%, 06/15/2064(a)	1,700	1,554,434
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(a)	5,080	5,094,574
6.25%, 06/01/2063(a)	9,155	9,227,584
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	6,015	6,061,788
6.375%, 06/01/2062(a)	9,785	9,880,872
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	7,491,266
4.00%, 10/01/2050	3,815	3,234,600

ABFunds.com	AB Municipal Income Shares 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	$6,380	$6,081,879
5.00%, 12/01/2045	1,910	1,790,843
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(f)	10,000	8,500,000
Series 2023 12.00%, 06/01/2043(f)	2,500	2,125,000
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2044	2,230	2,263,268
5.00%, 01/01/2049	3,940	3,969,558
Series 2021-B 5.00%, 01/01/2046	4,600	4,658,966
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	8,100	8,711,092
Series 2024-C 5.00%, 08/15/2038	14,700	15,773,647
5.00%, 08/15/2041	3,500	3,679,535
5.00%, 08/15/2042	1,850	1,927,136
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	183,265	10,918,416
6.00%, 12/01/2062	20,940	19,125,124
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	10,025	9,004,566
6.25%, 12/01/2054(a)	4,070	3,492,010
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	1,967,258
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033	2,495	2,065,412
2.147%, 03/01/2034	7,405	5,996,414

100 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.25%, 07/01/2042	$5,000	$5,244,773
5.25%, 07/01/2043	5,000	5,210,781
5.25%, 07/01/2048	5,000	5,134,736
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	16,960	16,959,630
Series 2015-B 5.00%, 07/15/2030	1,960	1,960,111
5.00%, 07/15/2035	1,000	983,378
Series 2018 5.00%, 07/15/2028	22,875	23,002,949
Series 2020 5.00%, 07/01/2027	1,750	1,757,682
5.00%, 07/15/2027	2,500	2,511,101
Series 2024-B 5.25%, 07/15/2034	1,000	1,009,031
5.50%, 07/15/2036	17,505	17,802,981
5.50%, 07/15/2037	44,750	45,317,922
5.50%, 07/15/2038	16,940	17,128,700
5.50%, 07/15/2039	14,980	15,070,993
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2046	5,000	5,085,950
Series 2024-E 5.25%, 02/01/2049	10,000	10,587,035
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)	1,000	1,002,143
6.00%, 06/15/2043(a)	3,365	3,331,553
6.00%, 06/15/2048(a)	4,125	3,976,227
6.25%, 06/15/2053(a)	5,000	4,884,011
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	1,525	1,284,481
County of Denton TX (County of Denton TX) Series 2024 4.00%, 07/15/2044	1,000	943,200

ABFunds.com	AB Municipal Income Shares 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	$5,500	$4,820,430
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)	1,255	1,244,308
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	2,000	1,713,310
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	10,000	10,135,756
Series 2020 4.00%, 10/01/2045	10,000	9,099,390
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	24,195	23,882,485
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042	2,000	798,040
Zero Coupon, 12/01/2051	11,540	2,773,129
Zero Coupon, 12/01/2054	3,340	679,273
Zero Coupon, 12/01/2056	17,105	3,094,674
Series 2022-B Zero Coupon, 12/01/2042	1,395	535,141
Zero Coupon, 12/01/2043	2,000	724,174
Zero Coupon, 12/01/2044	5,640	1,927,173
Zero Coupon, 12/01/2055	2,895	508,718
Zero Coupon, 12/01/2056	5,000	827,510
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,383,473
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,610	25,395,839
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,394,370

102 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.00%, 07/15/2057	$10,300	$10,337,564
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	3,000	2,965,377
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	1,388	883,937
7.25%, 12/31/2030	7,820	7,529,763
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(e)(g)	212	76,498
7.50%, 11/15/2036(d)(e)	50	40,714
7.50%, 11/15/2037(d)(e)	10	7,828
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	21,110	21,028,564
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	10,200	7,224,867
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	730,987
5.00%, 01/01/2055	3,010	2,490,112
Series 2022 4.00%, 01/01/2047	4,575	3,392,972
4.25%, 01/01/2057	1,380	968,698
5.00%, 01/01/2057	2,950	2,417,715
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) Series 2025-A 6.50%, 10/01/2060	1,125	1,093,821

ABFunds.com	AB Municipal Income Shares 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	$500	$481,775
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	9,645	9,013,657
6.50%, 07/01/2056(a)	19,490	18,061,607
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	8,353,428
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2046	4,940	4,834,952
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033	1,400	1,425,750
5.00%, 01/01/2043	6,000	6,019,063
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	3,470	3,427,204
5.125%, 01/01/2044(a)	4,175	4,011,547
5.25%, 01/01/2054(a)	2,900	2,752,801
10.00%, 07/01/2026(a)	4,000	4,108,773
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.125%, 01/01/2028(a)	540	507,695
2.25%, 01/01/2029(a)	800	738,131
2.50%, 01/01/2030(a)	905	825,672
2.625%, 01/01/2031(a)	500	450,478
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	10,000	10,417,908
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044	1,175	1,180,494

104 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(d)(e)(l)(m)	$3,273	$	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	4,679		3,977,504
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(d)(e)(l)(m)	2,896		– 0	–
5.25%, 11/15/2047(d)(e)(l)(m)	894		– 0	–
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	4,710		4,886,184
5.00%, 12/15/2031	4,775		4,985,480
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,660		1,751,539
Series 2023-B 5.50%, 01/01/2054	46,605		50,031,288
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	58,125		60,422,949
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000		3,840,790
5.00%, 12/31/2031	5,000		5,269,002
Series 2023 5.50%, 12/31/2058	42,420		43,482,379
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	40,345		39,152,668

ABFunds.com	AB Municipal Income Shares 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057	$56,130	$56,169,005
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035	1,015	1,019,056

		877,509,427

Utah – 0.8%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	10,200	9,910,148
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	10,000	10,010,423
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	12,300	11,346,695
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	14,500	13,457,636
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2035	4,485	4,785,765
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(a)	1,000	941,295
5.20%, 06/01/2054(a)	3,625	3,410,528
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	4,000	3,624,762

106 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-2 6.00%, 06/15/2054(a)	$4,000	$4,003,316
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	5,000	3,786,094
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a)(g)	14,109	11,761,545
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032	1,000	1,047,590
5.00%, 10/15/2037	1,410	1,448,413
5.00%, 10/15/2046	3,570	3,526,053
Series 2023 5.625%, 10/15/2038	1,000	1,082,495
6.00%, 10/15/2047	2,765	2,960,859
Series 2024 5.00%, 10/15/2028	490	505,665
5.00%, 10/15/2029	515	535,040
5.00%, 10/15/2030	540	565,543
5.00%, 10/15/2031	570	599,962
5.00%, 10/15/2032	595	627,851
5.00%, 10/15/2033	625	660,014
5.00%, 10/15/2034	660	696,721
5.25%, 10/15/2036	535	570,928
5.25%, 10/15/2039	500	524,267
5.50%, 10/15/2044	1,050	1,093,836
5.50%, 10/15/2048	1,280	1,318,392
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	2,000	1,978,584
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	6,443	6,236,224
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	8,900	8,641,671

		111,658,315

ABFunds.com	AB Municipal Income Shares 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(a)	$1,100	$1,107,451
Series 2022 5.00%, 06/01/2052(a)	3,750	3,794,986
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(a)	3,000	2,417,608
5.50%, 10/01/2043(a)	2,500	2,214,052

		9,534,097

Virginia – 1.9%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	19,060	17,300,842
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,000,844
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	10,065	9,551,249
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048(i)	11,900	11,942,801
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2052	4,500	4,534,071
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024 5.25%, 12/01/2027	1,900	1,900,337
Series 2024-A 6.875%, 12/01/2058	2,100	2,244,198
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	7,490	6,705,258

108 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$16,440	$14,651,525
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	3,000	3,019,286
7.00%, 09/01/2053	3,665	4,036,050
7.00%, 09/01/2059	7,050	7,723,389
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,500	1,146,351
5.25%, 07/01/2035(a)	1,200	1,063,335
Series 2015-A 5.00%, 07/01/2035(a)	1,500	1,301,996
5.00%, 07/01/2045(a)	1,610	1,230,417
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	1,700	1,596,242
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,719,333
4.00%, 07/01/2040	1,325	1,198,174
4.00%, 01/01/2048	3,435	2,867,732
5.00%, 07/01/2038	4,250	4,300,827
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2022 5.00%, 10/01/2040	10,000	10,502,140
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	28,825	28,946,440
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030	3,070	3,040,910
4.00%, 01/01/2033	7,500	7,272,214
4.00%, 07/01/2034	5,250	5,023,029
4.00%, 01/01/2035	2,550	2,426,948
4.00%, 07/01/2035	5,750	5,450,536

ABFunds.com	AB Municipal Income Shares 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	$50,235	$47,656,307
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	3,750	3,453,798
5.00%, 12/01/2034	5,000	5,177,228
5.00%, 12/01/2039	3,000	3,049,543
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	15,156,939
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	13,290	12,631,910
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d)(e)(f)	24,285	20,803,359
8.706% (SOFR + 5.50%), 06/01/2029(c)(d)(e)(f)	20,870	17,721,439

		290,346,997

Washington – 1.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	11,000	11,929,388
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049	3,000	3,305,726
6.875%, 12/01/2053	1,155	1,263,524
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2030	2,235	2,238,345
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048	9,000	9,051,060

110 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2015-C 5.00%, 04/01/2033	$5,035	$5,036,849
Series 2021 5.00%, 08/01/2046	12,550	12,501,431
Series 2022 5.50%, 08/01/2047	4,275	4,443,352
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	12,855	12,515,474
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033	6,710	6,755,857
5.00%, 08/15/2035	5,750	5,769,241
5.00%, 08/15/2037	3,565	3,577,942
Series 2019-A 5.00%, 08/01/2037	2,000	2,043,138
5.00%, 08/01/2039	5,970	6,055,200
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	1,125	1,048,233
4.00%, 03/01/2042	1,445	1,342,499
4.25%, 03/01/2043	2,015	1,912,324
4.25%, 03/01/2045	4,200	3,955,382
5.00%, 03/01/2039	1,475	1,573,118
5.00%, 03/01/2040	2,670	2,827,919
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042	3,500	3,167,545
Series 2017-A 5.00%, 07/01/2035	2,350	2,375,699
Series 2017-B 5.00%, 07/01/2034	1,855	1,878,812
Series 2017A 5.00%, 07/01/2036	2,965	2,991,877
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043	8,070	6,962,039

ABFunds.com	AB Municipal Income Shares 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)	$650	$633,439
5.25%, 01/01/2043(a)	2,870	2,465,294
Series 2015 6.00%, 01/01/2045(a)	2,920	2,704,561
Series 2016 4.00%, 01/01/2026(a)	920	914,407
5.00%, 01/01/2031(a)	5,305	5,316,007
5.00%, 01/01/2036(a)	1,075	1,059,938
5.00%, 01/01/2046(a)	1,140	1,031,062
Series 2019-A 5.00%, 01/01/2044(a)	1,330	1,214,495
5.00%, 01/01/2049(a)	3,305	2,917,329
5.00%, 01/01/2055(a)	11,670	10,000,951
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)	1,215	1,307,141
6.125%, 07/01/2053(a)	5,805	6,192,082
6.25%, 07/01/2059(a)	9,845	10,555,078
6.375%, 07/01/2063(a)	7,050	7,587,968
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	2,000	1,762,804
5.00%, 01/01/2056(a)	2,500	2,161,981
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	18,462	16,994,569
Series 2021-1, Class X 0.727%, 12/20/2035(h)	14,108	566,826
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	22,206	19,993,793
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	11,062	10,171,454

		222,073,153

112 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	$1,000	$757,105
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(g)	12,255	2,502,063
7.00%, 06/01/2043(a)	270	276,476
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	6,875	6,323,003
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	6,300	6,218,666
West Virginia Economic Development Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2055(a)	4,500	4,456,565
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)	31,250	31,427,765

		51,961,643

Wisconsin – 3.9%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d)(j)(l)(m)	9,807	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	8,850	7,688,108
State of Wisconsin (State of Wisconsin) Series 2025-1 5.00%, 05/01/2036	1,230	1,386,836
Series 2025-2 5.00%, 05/01/2027	5,000	5,201,117
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	6,995	6,691,373

ABFunds.com	AB Municipal Income Shares 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d)(f)(j)(l)(m)	$21,900	$	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(j)(l)(m)	4,895		49
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,400		1,391,124
5.875%, 07/01/2055	1,325		1,284,829
6.00%, 07/01/2060	7,000		6,843,740
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	10,200		10,333,666
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) Series 2024 5.50%, 02/15/2054	10,000		10,565,396
AGM Series 2020 3.00%, 02/15/2038	1,035		896,197
5.00%, 02/15/2031	2,000		2,116,988
BAM Series 2024 4.50%, 02/15/2054	2,000		1,924,497
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037	1,550		1,420,075
4.00%, 01/01/2057	9,815		7,340,348
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	2,510		2,150,539
Series 2022-A 3.875%, 12/01/2039(a)	11,525		9,802,652
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	1,340		1,115,536
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	23,900		10,551,699

114 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	$3,335	$3,116,445
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,347,965
5.00%, 01/01/2038	550	563,043
5.00%, 01/01/2039	700	713,042
5.00%, 01/01/2040	500	507,280
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045	2,030	1,944,453
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	57,000	51,393,309
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,000,597
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	17,600	17,029,755
5.00%, 02/01/2062	14,890	14,266,215
5.50%, 02/01/2042(a)	5,950	6,046,839
5.75%, 02/01/2052(a)	16,500	16,816,193
6.00%, 02/01/2062(a)	20,960	21,508,731
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)	14,895	14,847,606
8.125%, 07/01/2058(a)	14,900	14,879,983
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	18,100	17,222,268
6.625%, 02/01/2046(a)	12,500	10,675,261
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(a)	700	703,852
5.00%, 07/01/2055(a)	2,500	2,250,061
5.00%, 07/01/2060(a)	2,350	2,085,949

ABFunds.com	AB Municipal Income Shares 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	$3,450	$3,289,632
5.00%, 05/01/2047	2,750	2,546,256
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	2,750	2,758,068
5.50%, 12/01/2044(a)	5,000	4,873,738
5.75%, 12/01/2054(a)	4,350	4,234,091
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-2 5.00%, 10/01/2052(a)(b)	10,000	10,078,533
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045	550	553,153
5.25%, 06/15/2055	1,000	1,007,186
5.50%, 06/15/2055	750	756,485
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	12,280	8,020,249
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,040	1,042,093
7.25%, 12/01/2042(a)	7,775	7,840,897
7.50%, 12/01/2052(a)	5,400	5,495,429
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	13,735	10,046,477
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	9,962	5,572,804
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,209,079
4.00%, 01/01/2052	2,350	1,943,609

116 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	$5,933	$4,329,392
Wisconsin Public Finance Authority (Pine Lake Preparatory) Series 2015 5.25%, 03/01/2035(a)	1,550	1,550,397
5.50%, 03/01/2045(a)	3,510	3,510,211
Wisconsin Public Finance Authority (Prerefunded – US Treasuries) Series 2020 5.00%, 04/01/2030(a)	25	26,149
5.00%, 04/01/2040(a)	80	85,983
5.00%, 04/01/2050(a)	335	360,054
Series 2022 4.00%, 04/01/2032(a)	15	15,197
4.00%, 04/01/2052(a)	40	41,420
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	3,800	3,921,669
5.75%, 07/01/2049	7,180	7,516,777
5.75%, 07/01/2054	7,850	8,184,472
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	15,500	17,054,659
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	13,000	12,895,805
5.25%, 03/01/2047	5,440	5,268,355
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	19,500	22,113,468
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)	475	481,507
5.00%, 04/01/2040(a)	1,320	1,285,020
5.00%, 04/01/2050(a)	3,050	2,804,938
Series 2022 4.00%, 04/01/2052(a)	2,615	2,054,931

ABFunds.com	AB Municipal Income Shares 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	$29,090	$21,437,736
Series 2022 4.00%, 06/01/2049(a)	3,880	3,005,959
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	545	534,798
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	7,690	7,650,739
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	12,500	12,503,365
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	8,000	6,042,674
4.00%, 02/01/2051	11,500	8,288,022
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051	6,415	5,116,774
Series 2022 5.00%, 06/15/2042	1,140	1,116,570
5.25%, 06/15/2052	1,610	1,537,259
5.375%, 06/15/2057	2,320	2,234,322
5.50%, 06/15/2050	650	647,580
5.50%, 06/15/2062	4,025	3,916,576
Series 2025 5.25%, 06/15/2045	2,275	2,240,476
5.50%, 06/15/2055	1,200	1,181,811
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)	15,970	15,922,421
5.00%, 10/01/2039(a)	5,035	4,844,048
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	857,798

118 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)	$4,315	$3,922,999
5.00%, 06/15/2057(a)	6,105	5,472,222
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)	2,450	2,359,855
4.00%, 12/01/2041(a)	2,405	2,097,576
4.00%, 12/01/2051(a)	4,460	3,648,819
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	14,700	14,375,647
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	4,915	4,330,424

		587,678,269

Total Long-Term Municipal Bonds (cost $15,631,857,940)		14,913,828,047

Short-Term Municipal Notes – 0.8%
California – 0.3%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	52,000	52,096,330

Colorado – 0.3%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	40,000	40,086,548

Indiana – 0.0%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009D 2.50%, 11/01/2039(n)	2,890	2,890,000

New York – 0.1%
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	16,000	16,055,000

ABFunds.com	AB Municipal Income Shares 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	$11,000	$11,042,507

Total Short-Term Municipal Notes (cost $122,265,292)		122,170,385

Total Municipal Obligations (cost $15,754,123,232)		15,035,998,432

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(h)	19,675	916,805
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036	3,834	3,514,975
Series 2022-ML13, Class XCA 0.963%, 07/25/2036(h)	16,804	898,476
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(h)	29,904	1,991,773

		7,322,029

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(h)	24,142	1,053,457
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(h)	68,467	6,882,816

		7,936,273

Total Commercial Mortgage-Backed Securities (cost $14,958,273)		15,258,302

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025 (cost $4,990,000)	4,990	5,028,024

120 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d)(l)(m) (cost $5,885,279)	324,846	$945,302

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $665,000)	$665	671,806

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(c)(l)(m) (cost $475,923)	481	466,919

	Shares
SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(o)(p)(q) (cost $187,361,737)	187,361,737	187,361,737

Total Investments – 102.3% (cost $15,968,459,444)		15,245,730,522
Other assets less liabilities – (2.3)%		(349,169,813)

Net Assets – 100.0%		$14,896,560,709

ABFunds.com	AB Municipal Income Shares 121

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$46,382,631	$	– 0	–	$46,382,631
USD	53,630	01/15/2028	0.735%	CPI#	Maturity	13,392,689		– 0	–	13,392,689
USD	572,220	10/15/2028	CPI#	2.565%	Maturity	(2,597,352)		– 0	–	(2,597,352)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(9,743,449)		– 0	–	(9,743,449)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	(1,041,443)		– 0	–	(1,041,443)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,313,586)		– 0	–	(3,313,586)
USD	960,000	10/15/2029	2.485%	CPI#	Maturity	4,643,616		– 0	–	4,643,616
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	2,495,519		– 0	–	2,495,519
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	4,775,081		– 0	–	4,775,081
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	3,092,879		– 0	–	3,092,879
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	12,924,436		– 0	–	12,924,436
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	12,824,936		– 0	–	12,824,936
USD	609,780	10/15/2030	CPI#	2.531%	Maturity	171,196		– 0	–	171,196
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	7,031,925		– 0	–	7,031,925
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	7,336,189		– 0	–	7,336,189
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	4,118,662		– 0	–	4,118,662
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(2,733,328)		– 0	–	(2,733,328)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,571,158)		– 0	–	(2,571,158)

						$97,189,443	$	– 0	–	$97,189,443

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	3.947%	1 Day SOFR	Annual	$(1,903,311)	$(2,317,156)		$413,845
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	1,927,567	– 0	–	1,927,567
USD	290,400	07/31/2029	1 Day SOFR	4.461%	Annual	12,388,667	– 0	–	12,388,667
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	4,165,927	– 0	–	4,165,927
USD	258,023	10/15/2029	1 Day SOFR	3.761%	Annual	3,499,012	– 0	–	3,499,012
USD	414,000	10/15/2030	1 Day SOFR	4.092%	Annual	13,775,967	– 0	–	13,775,967
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	8,925,093	(74,525)		8,999,618
USD	38,060	09/15/2031	1 Day SOFR	3.786%	Annual	585,973	– 0	–	585,973
USD	240,000	12/03/2031	1 Day SOFR	4.178%	Annual	9,894,095	– 0	–	9,894,095
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	7,979,551	– 0	–	7,979,551
USD	46,900	12/03/2031	1 Day SOFR	3.732%	Annual	592,844	– 0	–	592,844
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	3,166,662	– 0	–	3,166,662
USD	250,000	08/15/2033	1 Day SOFR	3.477%	Annual	(3,047,835)	– 0	–	(3,047,835)
USD	500,000	11/15/2033	1 Day SOFR	4.180%	Annual	21,542,827	– 0	–	21,542,827
USD	450,000	11/15/2033	1 Day SOFR	4.114%	Annual	17,047,451	– 0	–	17,047,451
USD	405,000	08/15/2034	3.822%	1 Day SOFR	Annual	(5,706,878)	– 0	–	(5,706,878)
USD	345,100	08/15/2034	3.304%	1 Day SOFR	Annual	11,770,468	– 0	–	11,770,468
USD	300,000	08/15/2034	3.187%	1 Day SOFR	Annual	12,643,441	– 0	–	12,643,441
USD	250,000	08/15/2034	3.264%	1 Day SOFR	Annual	9,020,382	7,067		9,013,315
USD	130,000	08/15/2034	3.231%	1 Day SOFR	Annual	5,050,071	– 0	–	5,050,071
USD	91,065	08/15/2034	3.856%	1 Day SOFR	Annual	(1,514,642)	– 0	–	(1,514,642)

						$131,803,332	$(2,384,614)		$134,187,946

122 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$3,494,999	$	– 0	–	$3,494,999
JPMorgan Chase Bank NA	USD	10,000	10/23/2025	MMD 30 Year^	4.100%	Maturity	(1,071,209)		– 0	–	(1,071,209)
JPMorgan Chase Bank NA	USD	10,000	10/24/2025	MMD 30 Year^	4.230%	Maturity	(687,739)		– 0	–	(687,739)
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	208,356		– 0	–	208,356
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 30 Year^	3.840%	Maturity	(1,698,450)		– 0	–	(1,698,450)
Morgan Stanley Capital Services LLC	USD	10,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	263,599		– 0	–	263,599

							$509,556	$	– 0	–	$509,556

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $3,591,147,960 or 24.1% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.02% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023 - 07/30/2024	$60,502,107	$56,114,028	0.38%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026	05/16/2022	1,555,637	45,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	08/12/2020 - 07/20/2022	35,639,422	1,018,500	0.01%

ABFunds.com	AB Municipal Income Shares 123

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2026	07/21/2022	$1,324,222	$42,750	0.00%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042	06/08/2022	9,799,399	8,500,000	0.06%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2023 12.00%, 06/01/2043	06/05/2023	2,500,000	2,125,000	0.01%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,154,149	1,109,773	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,374,956	2,178,000	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,209,858	0.12%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	470,030	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	819,409	80,334	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	4,912,943	405,888	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,692,500	0.10%

124 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	$703,464	$376,000	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023 - 03/07/2025	858,276	573,400	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	885,413	587,500	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023 - 11/14/2023	1,436,784	1,024,600	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	15,464,557	0.10%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	32,030,000	31,811,619	0.21%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	4,823,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	3,628,674	2,590,000	0.02%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025	6,485,000	6,485,000	0.04%

ABFunds.com	AB Municipal Income Shares 125

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$4,021,392	$202,442	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	14,343,466	10,782,664	0.07%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 9.00%, 01/01/2041	09/03/2021	270,000	270,000	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	21,109,694	21,028,564	0.14%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	8,163,128	6,964,410	0.05%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,660,032	3,229,681	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022 - 04/17/2023	2,079,453	370,500	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	5,930,103	915,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	7,844,598	1,360,500	0.01%

126 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	$1,702,635	$6,981		0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022 - 07/29/2024	24,194,461	20,803,359		0.14%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.706%, 06/01/2029	06/08/2022 - 07/29/2024	20,795,556	17,721,439		0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	51,393,309		0.35%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49		0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(h)	IO – Interest Only.

(i)	When-Issued or delayed delivery security.

(j)	Defaulted matured security.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2025.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Fair valued by the Adviser.

(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	The rate shown represents the 7-day yield as of period end.

(p)	Affiliated investments.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Municipal Income Shares 127

PORTFOLIO OF INVESTMENTS (continued)

As of April 30, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

128 AB Municipal Income Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $15,781,097,707)	$15,058,368,785
Affiliated issuers (cost $187,361,737)	187,361,737
Cash	7,080,577
Cash collateral due from broker	80,517,549
Interest receivable	226,811,161
Receivable for shares of beneficial interest sold	26,690,522
Receivable for investment securities sold	21,901,778
Unrealized appreciation on interest rate swaps	3,966,954
Receivable for variation margin on centrally cleared swaps	3,673,844
Receivable for terminated centrally cleared interest rate swaps	1,983,955
Affiliated dividends receivable	562,916
Receivable due from Adviser	25,120

Total assets	15,618,944,898

Liabilities
Payable for floating rate notes issued*	486,740,000
Payable for investment securities purchased	155,926,065
Dividends payable	57,053,337
Payable for shares of beneficial interest redeemed	14,052,140
Cash collateral due to broker	3,690,000
Unrealized depreciation on interest rate swaps	3,457,398
Accrued expenses and other liabilities	1,465,249

Total liabilities	722,384,189

Net Assets	$14,896,560,709

Composition of Net Assets
Shares of beneficial interest, at par	$13,586
Additional paid-in capital	15,503,867,802
Accumulated loss	(607,320,679)

Net Assets	$14,896,560,709

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 1,358,554,936 common shares outstanding)	$10.97

*	Represents short-term floating rate certificates issued by tender option bond trusts (see Note H).

See notes to financial statements.

ABFunds.com	AB Municipal Income Shares 129

STATEMENT OF OPERATIONS

Year Ended April 30, 2025

Investment Income
Interest	$646,675,460
Dividends—Affiliated issuers	7,349,786
Other income(a)	287,742	$654,312,988

Expenses
Interest and investment expense	20,052,238

Total expenses		20,052,238

Net investment income		634,260,750

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(43,829,562)
Swaps		(50,467,583)
Net change in unrealized appreciation (depreciation) of:
Investments		(152,931,008)
Swaps		250,592,471

Net gain on investment transactions		3,364,318

Contributions from Affiliates (see Note B)		837

Net Increase in Net Assets from Operations		$637,625,905

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2025	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$634,260,750	$488,694,256
Net realized loss on investment transactions	(94,297,145)	(27,640,584)
Net change in unrealized appreciation (depreciation) of investments	97,661,463	(146,682,869)
Contributions from Affiliates (see Note B)	837	– 0	–

Net increase in net assets from operations	637,625,905	314,370,803
Distribution to Shareholders	(612,346,997)	(462,980,749)
Transactions in Shares of Beneficial Interest
Net increase	2,734,152,833	2,916,953,165

Total increase	2,759,431,741	2,768,343,219
Net Assets
Beginning of period	12,137,128,968	9,368,785,749

End of period	$14,896,560,709	$12,137,128,968

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2025

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed

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NOTES TO FINANCIAL STATEMENTS (continued)

only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within

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NOTES TO FINANCIAL STATEMENTS (continued)

Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$14,907,342,998		$6,485,049	(a)	$14,913,828,047
Short-Term Municipal Notes		– 0	–	122,170,385		– 0	–	122,170,385
Commercial Mortgage-Backed Securities		– 0	–	15,258,302		– 0	–	15,258,302
Corporates – Non-Investment Grade		– 0	–	5,028,024		– 0	–	5,028,024
Preferred Stocks		– 0	–	– 0	–	945,302		945,302
Collateralized Mortgage Obligations		– 0	–	671,806		– 0	–	671,806
Asset-Backed Securities		– 0	–	– 0	–	466,919		466,919
Short-Term Investments		187,361,737		– 0	–	– 0	–	187,361,737

Total Investments in Securities		187,361,737		15,050,471,515		7,897,270	(a)	15,245,730,522
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	119,189,759		– 0	–	119,189,759	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	143,975,998		– 0	–	143,975,998	(c)
Interest Rate Swaps		– 0	–	3,966,954		– 0	–	3,966,954
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(22,000,316)		– 0	–	(22,000,316	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(12,172,666)		– 0	–	(12,172,666	)(c)
Interest Rate Swaps		– 0	–	(3,457,398)		– 0	–	(3,457,398)

Total		$187,361,737		$15,279,973,846		$7,897,270	(a)	$15,475,232,853

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended April 30, 2025, such reimbursement amounted to $287,742.

A summary of the Fund’s transactions in AB mutual funds for the year ended April 30, 2025 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$47,424	$3,549,571	$3,409,633	$187,362	$7,350

During the year ended April 30, 2025, the Adviser reimbursed the Fund $837 for trading losses incurred due to a trade entry error.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$5,427,143,539		$2,159,630,482
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$15,500,869,956

Gross unrealized appreciation	$400,816,889
Gross unrealized depreciation	(915,664,329)

Net unrealized depreciation	$(514,847,440)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for

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NOTES TO FINANCIAL STATEMENTS (continued)

swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended April 30, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$263,647,060	*	Payable for variation margin on centrally cleared swaps	$32,269,671	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,966,954		Unrealized depreciation on interest rate swaps	3,457,398

Total		$267,614,014			$35,727,069

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$ (50,467,583)	$250,592,471

Total		$ (50,467,583)	$250,592,471

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended April 30, 2025:

Interest Rate Swaps:
Average notional amount	$71,840,769

Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,361,129,538

Centrally Cleared Inflation Swaps:
Average notional amount	$3,679,818,462

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$3,494,999	$	– 0	–	$(3,494,999)		$	– 0	–	$	– 0	–
JPMorgan Chase Bank NA	208,356		(208,356)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC	263,599		(263,599)		– 0	–		– 0	–		– 0	–

Total	$3,966,954		$(471,955)		$(3,494,999)		$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank NA	$1,758,948	$(208,356)	$(1,550,592)	$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	1,698,450	(263,599)	(1,434,851)		– 0	–		– 0	–

Total	$3,457,398	$(471,955)	$(2,985,443)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024

Shares sold	436,539,505	506,082,273	$4,893,605,949	$5,480,423,265

Shares redeemed	(193,211,087)	(239,169,160)	(2,159,453,116)	(2,563,470,100)

Net increase	243,328,418	266,913,113	$2,734,152,833	$2,916,953,165

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond

144 AB Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s

ABFunds.com	AB Municipal Income Shares 145

NOTES TO FINANCIAL STATEMENTS (continued)

investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in

146 AB Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the year ended April 30, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$28,158,739	$31,837,803

Total taxable distributions	28,158,739	31,837,803
Tax-exempt income	584,188,258	431,142,946

Total distributions paid	$612,346,997	$462,980,749

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$61,622,693
Accumulated capital and other losses	(108,422,807	)(a)
Unrealized appreciation (depreciation)	(502,947,297	)(b)

Total accumulated earnings (deficit)	$(549,747,411	)(c)

(a)	As of April 30, 2025, the Fund had a net capital loss carryforward of $108,422,807.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $60,333,008 and a net long-term capital loss carryforward of $48,089,799, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE H

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a

ABFunds.com	AB Municipal Income Shares 147

NOTES TO FINANCIAL STATEMENTS (continued)

residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At April 30, 2025, the amount of the Fund’s Floating Rate Notes outstanding was $486,740,000 and the related interest rate was 2.25% to 4.51%. For the year ended April 30, 2025, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $486,498,329 and 4.05%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

148 AB Municipal Income Shares	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.88	$ 11.04	$ 11.36	$ 12.70	$ 10.80

Income From Investment Operations

Net investment income(a)	.51	.50	.45	.43	.44

Net realized and unrealized gain (loss) on investment transactions	.08	(.18)	(.30)	(1.35)	1.91

Contributions from Affiliates	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.59	.32	.15	(.92)	2.35

Less: Dividends

Dividends from net investment income	(.50)	(.48)	(.47)	(.42)	(.45)

Net asset value, end of period	$ 10.97	$ 10.88	$ 11.04	$ 11.36	$ 12.70

Total Return

Total investment return based on net asset value(c)	5.39	%+	2.99	%+	1.44	%+	(7.52)%	22.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,896,561	$12,137,129	$9,368,786	$7,305,688	$6,349,716

Ratio to average net assets of:

Expenses(d)	.15%	.22%	.21%	.07%	.07%

Net investment income	4.60%	4.65%	4.10%	3.38%	3.62%

Portfolio turnover rate	16%	17%	18%	6%	10%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios, excluding interest expense are .00%, .00%, .00%, .00% and .00%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

ABFunds.com	AB Municipal Income Shares 149

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Municipal Income Shares (the “Fund”) (one of the portfolios constituting AB Corporate Shares (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Corporate Shares) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

150 AB Municipal Income Shares	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 27, 2025

ABFunds.com	AB Municipal Income Shares 151

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

152 AB Municipal Income Shares	ABFunds.com

directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is compensated

ABFunds.com	AB Municipal Income Shares 153

by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other

154 AB Municipal Income Shares	ABFunds.com

registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Municipal Income Shares 155

NOTES

156 AB Municipal Income Shares	ABFunds.com

AB MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

MIS-0151-0425

April 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAXABLE MULTI-SECTOR INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 64.5%
Industrial – 38.6%
Basic – 2.7%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$2,000	$1,900,240
EIDP, Inc. 1.70%, 07/15/2025	1,265	1,256,234
Freeport-McMoRan, Inc. 4.125%, 03/01/2028	2,000	1,966,220
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	1,000	982,130
Westlake Corp. 3.60%, 08/15/2026	3,000	2,961,750
WRKCo, Inc. 3.90%, 06/01/2028	1,000	978,270
4.00%, 03/15/2028	2,000	1,967,980

		12,012,824

Capital Goods – 5.0%
Boeing Co. (The) 2.196%, 02/04/2026	2,000	1,959,440
3.25%, 03/01/2028	1,000	957,820
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	2,000	2,010,600
4.70%, 11/15/2029	1,000	1,018,410
CNH Industrial Capital LLC 4.50%, 10/08/2027	2,000	1,996,500
CRH SMW Finance DAC 5.20%, 05/21/2029	2,000	2,042,220
John Deere Capital Corp. 4.50%, 01/16/2029	1,000	1,010,930
Republic Services, Inc. 2.30%, 03/01/2030	4,000	3,635,200
4.875%, 04/01/2029	1,000	1,018,050
RTX Corp. 3.125%, 05/04/2027	2,000	1,954,780
4.125%, 11/16/2028	2,000	1,984,020
5.75%, 11/08/2026	1,000	1,019,310
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,000	984,910
4.70%, 09/15/2028(a)	1,000	1,003,310

		22,595,500

Communications - Media – 0.9%
Discovery Communications LLC 3.95%, 03/20/2028	2,000	1,912,860
4.125%, 05/15/2029	1,000	934,660

ABFunds.com	AB Taxable Multi-Sector Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 3.755%, 03/15/2027	$1,000	$973,200

		3,820,720

Communications - Telecommunications – 1.4%
AT&T, Inc. 1.65%, 02/01/2028	1,000	933,400
T-Mobile USA, Inc. 2.625%, 04/15/2026	3,402	3,340,968
TELUS Corp. 2.80%, 02/16/2027	2,000	1,944,420

		6,218,788

Consumer Cyclical - Automotive – 2.3%
Aptiv Swiss Holdings Ltd. 4.65%, 09/13/2029	2,000	1,972,360
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	2,000	1,831,520
2.90%, 02/10/2029	3,000	2,668,110
4.95%, 05/28/2027	779	762,041
General Motors Financial Co., Inc. 4.30%, 04/06/2029	1,000	966,370
4.90%, 10/06/2029	1,000	983,830
5.40%, 05/08/2027	1,000	1,010,120

		10,194,351

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,709,614

Consumer Cyclical - Other – 1.3%
Las Vegas Sands Corp. 3.50%, 08/18/2026	2,000	1,955,820
Marriott International, Inc./MD 4.875%, 05/15/2029	2,000	2,017,400
Series R 3.125%, 06/15/2026	2,000	1,969,980

		5,943,200

Consumer Cyclical - Restaurants – 0.6%
McDonald’s Corp. 2.125%, 03/01/2030	1,000	901,280
3.375%, 05/26/2025	1,000	999,000
3.50%, 03/01/2027	1,000	987,660

		2,887,940

Consumer Cyclical - Retailers – 0.7%
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	1,998,940
Ross Stores, Inc. 0.875%, 04/15/2026	1,000	965,690

		2,964,630

2 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 7.6%
Altria Group, Inc. 4.80%, 02/14/2029	$1,000	$1,005,280
Amgen, Inc. 2.20%, 02/21/2027	3,000	2,892,990
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	3,000	2,844,750
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,229,296
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	1,000	984,040
CVS Health Corp. 1.30%, 08/21/2027	2,000	1,858,960
2.875%, 06/01/2026	2,000	1,963,280
3.25%, 08/15/2029	1,000	942,610
General Mills, Inc. 3.20%, 02/10/2027	2,000	1,962,840
Gilead Sciences, Inc. 4.80%, 11/15/2029	1,000	1,017,670
Haleon US Capital LLC 3.375%, 03/24/2027	1,000	984,350
3.375%, 03/24/2029	2,000	1,923,780
HCA, Inc. 4.125%, 06/15/2029	1,000	972,890
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,295,593
4.55%, 02/24/2028	1,000	1,017,670
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,000	984,630
3.875%, 05/15/2027	2,000	1,979,600
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,990,760
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	46	45,309
Sysco Corp. 2.40%, 02/15/2030	1,000	904,580
3.75%, 10/01/2025	2,500	2,489,100
Tyson Foods, Inc. 4.35%, 03/01/2029	2,000	1,982,900

		34,272,878

Energy – 6.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.061%, 12/15/2026	3,000	2,892,150
BP Capital Markets America, Inc. 3.937%, 09/21/2028	1,000	988,640

ABFunds.com	AB Taxable Multi-Sector Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Canadian Natural Resources Ltd. 3.85%, 06/01/2027	$2,000	$1,973,580
ConocoPhillips Co. 4.70%, 01/15/2030	1,000	1,008,460
Continental Resources, Inc./OK 4.375%, 01/15/2028	2,000	1,951,800
Diamondback Energy, Inc. 3.25%, 12/01/2026	2,000	1,965,760
5.20%, 04/18/2027	2,000	2,030,160
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,000	941,270
Energy Transfer LP 3.90%, 07/15/2026	2,000	1,980,720
EQT Corp. 3.90%, 10/01/2027	747	733,494
MPLX LP 1.75%, 03/01/2026	2,000	1,948,780
Occidental Petroleum Corp. 5.20%, 08/01/2029	1,000	986,720
ONEOK, Inc. 4.35%, 03/15/2029	3,000	2,952,540
Targa Resources Corp. 6.15%, 03/01/2029	1,000	1,043,300
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(b)	2,000	1,828,100
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,000	990,500
Williams Cos., Inc. (The) 5.40%, 03/02/2026	1,000	1,005,840

		27,221,814

Services – 1.1%
Global Payments, Inc. 1.20%, 03/01/2026	2,000	1,937,160
Mastercard, Inc. 3.35%, 03/26/2030	1,000	962,920
PayPal Holdings, Inc. 2.85%, 10/01/2029	1,000	939,360
S&P Global, Inc. 2.70%, 03/01/2029	1,000	943,930

		4,783,370

Technology – 7.5%
Autodesk, Inc. 2.85%, 01/15/2030	3,000	2,796,750
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	4,000	3,871,200
Cisco Systems, Inc. 4.55%, 02/24/2028	1,000	1,015,950

4 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dell International LLC/EMC Corp. 4.90%, 10/01/2026	$2,000	$2,008,380
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	3,000	2,914,050
Intel Corp. 2.60%, 05/19/2026	2,000	1,956,920
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,978,540
3.50%, 05/15/2029	2,000	1,935,640
Jabil, Inc. 3.95%, 01/12/2028	3,000	2,943,720
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	997,850
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	1,000	977,350
Oracle Corp. 2.65%, 07/15/2026	2,000	1,957,880
2.95%, 04/01/2030	1,000	924,470
QUALCOMM, Inc. 1.30%, 05/20/2028	3,000	2,763,900
VMware LLC 1.40%, 08/15/2026	5,000	4,801,350

		33,843,950

Transportation - Airlines – 0.4%
Southwest Airlines Co. 3.00%, 11/15/2026	2,000	1,944,760

Transportation - Services – 0.6%
Ryder System, Inc. 1.75%, 09/01/2026	3,000	2,889,720

		173,304,059

Financial Institutions – 21.4%
Banking – 15.4%
Ally Financial, Inc. 6.992%, 06/13/2029	2,000	2,078,160
Banco Santander SA 3.80%, 02/23/2028	3,000	2,931,690
Bank of America Corp. 1.734%, 07/22/2027	1,000	966,810
3.97%, 03/05/2029	1,000	985,770
Series N
1.658%, 03/11/2027	2,000	1,951,040
Barclays PLC 4.972%, 05/16/2029	4,000	4,018,640
5.086%, 02/25/2029	1,000	1,006,720
Capital One Financial Corp. 3.75%, 03/09/2027	2,000	1,975,100
3.80%, 01/31/2028	1,000	980,700

ABFunds.com	AB Taxable Multi-Sector Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Citigroup, Inc. 1.122%, 01/28/2027	$2,000	$1,948,240
3.52%, 10/27/2028	1,000	975,140
3.668%, 07/24/2028	3,000	2,943,330
3.887%, 01/10/2028	2,000	1,978,760
4.075%, 04/23/2029	1,000	988,470
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	3,000	2,888,640
Discover Bank 3.45%, 07/27/2026	3,385	3,331,212
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	1,000	963,370
4.387%, 06/15/2027	1,000	998,290
HSBC Holdings PLC 4.041%, 03/13/2028	1,000	990,220
ING Groep NV 5.387% (SOFR + 1.01%), 04/01/2027(c)	1,350	1,350,662
JPMorgan Chase & Co. 1.578%, 04/22/2027	1,000	972,290
2.182%, 06/01/2028	5,500	5,261,685
4.005%, 04/23/2029	1,000	990,690
4.203%, 07/23/2029	2,500	2,480,525
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,284,705
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	4,200	4,054,428
Morgan Stanley 0.985%, 12/10/2026	1,000	977,440
Series G
1.512%, 07/20/2027	6,000	5,793,060
3.772%, 01/24/2029	2,000	1,964,140
Santander Holdings USA, Inc. 6.565%, 06/12/2029	1,000	1,037,860
Synchrony Bank 5.625%, 08/23/2027	1,000	1,010,550
Synchrony Financial 3.95%, 12/01/2027	1,000	972,570
5.15%, 03/19/2029	2,000	1,978,100
Toronto-Dominion Bank (The) 1.25%, 09/10/2026	1,000	960,410
UBS AG/Stamford CT 1.25%, 08/07/2026	1,000	962,150
Wells Fargo & Co. 3.196%, 06/17/2027	1,000	986,070

		68,937,637

6 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Brokerage – 0.7%
Charles Schwab Corp. (The) 5.643%, 05/19/2029	$1,000	$1,036,590
Nomura Holdings, Inc. 2.329%, 01/22/2027	2,000	1,923,820

		2,960,410

REITs – 5.3%
American Homes 4 Rent LP 4.90%, 02/15/2029	1,000	1,006,160
American Tower Corp. 1.50%, 01/31/2028	1,000	923,480
3.80%, 08/15/2029	1,000	967,570
Boston Properties LP 3.65%, 02/01/2026	1,000	989,140
Brixmor Operating Partnership LP 4.125%, 05/15/2029	1,000	973,720
Crown Castle, Inc. 1.05%, 07/15/2026	2,000	1,915,240
2.90%, 03/15/2027	2,000	1,939,700
EPR Properties 4.50%, 06/01/2027	1,000	983,760
Equinix, Inc. 1.45%, 05/15/2026	3,000	2,900,520
ERP Operating LP 2.50%, 02/15/2030	1,000	912,280
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	2,990,310
Realty Income Corp. 3.10%, 12/15/2029	1,000	936,400
3.40%, 01/15/2030	1,000	948,780
Simon Property Group LP 2.45%, 09/13/2029	4,000	3,677,920
Welltower OP LLC 3.10%, 01/15/2030	1,000	940,450
4.25%, 04/15/2028	1,000	999,740

		24,005,170

		95,903,217

Utility – 4.5%
Electric – 4.5%
American Electric Power Co., Inc. 3.20%, 11/13/2027	2,000	1,947,800
Commonwealth Edison Co. 2.20%, 03/01/2030	1,000	903,190
Dominion Energy, Inc. Series C 3.375%, 04/01/2030	1,000	940,350

ABFunds.com	AB Taxable Multi-Sector Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Duke Energy Corp. 2.65%, 09/01/2026	$3,000	$2,929,890
Entergy Corp. 2.95%, 09/01/2026	1,000	979,760
Entergy Mississippi LLC 2.85%, 06/01/2028	2,000	1,917,320
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,956,080
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	1,000	958,420
Pacific Gas & Electric Co. 5.55%, 05/15/2029	1,000	1,015,880
PacifiCorp 5.10%, 02/15/2029	2,000	2,039,840
Pinnacle West Capital Corp. 1.30%, 06/15/2025	2,700	2,686,608
Southern California Edison Co. 5.85%, 11/01/2027	1,000	1,022,640
Xcel Energy, Inc. 4.75%, 03/21/2028	1,000	1,008,320

		20,306,098

Total Corporates - Investment Grade (cost $287,925,862)		289,513,374

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 13.5%
United States – 13.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority)
Series 2021-A 2.499%, 10/01/2025	435	431,356
Antonio B Won Pat International Airport Authority (Prerefunded - US Treasuries)
Series 2021-A 2.499%, 10/01/2025	305	302,384
California Earthquake Authority (California Earthquake Authority)
Series 2022-A 5.603%, 07/01/2027	2,000	2,025,195
California State Public Works Board (State of California Lease)
Series 2024 4.917%, 04/01/2027	3,900	3,959,117
City of Detroit MI (City of Detroit MI)
Series 2023-B 6.844%, 05/01/2028	590	600,744

8 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of New York NY (City of New York NY)
Series 2021 0.982%, 08/01/2025	$380	$376,823
Series 2024-D 4.38%, 10/01/2029	2,350	2,361,738
City of San Antonio TX (City of San Antonio TX)
Series 2023 5.635%, 02/01/2026	3,000	3,006,442
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue)
Series 2019-C 2.384%, 10/01/2026	1,000	977,520
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport)
Series 2023 4.738%, 11/01/2026	1,125	1,136,581
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue)
Series 2021 1.425%, 10/01/2026	1,000	961,528
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization)
Series 2021 3.85%, 06/01/2050	9,820	8,958,906
Guam Government Waterworks Authority (Guam Govt Waterworks Authority)
Series 2020-B 2.75%, 07/01/2030	1,200	1,098,101
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization)
Series 2019 3.678%, 06/01/2038	3,345	3,221,487
Massachusetts Port Authority (Massachusetts Port Authority)
Series 2011-B 6.202%, 07/01/2031	3,345	3,490,620
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia)
Series 2021 1.897%, 01/01/2027	385	370,714
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
NATL Series 1997-A 7.425%, 02/15/2029	3,000	3,170,676

ABFunds.com	AB Taxable Multi-Sector Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Lease)
Series 2023 4.927%, 03/01/2026	$1,050	$1,053,599
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission)
Series 2019 2.556%, 12/01/2025	760	752,620
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue)
Series 2024 4.655%, 10/01/2027	3,000	3,049,867
San Jose Evergreen Community College District (San Jose Evergreen Community College District)
Series 2012 5.543% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	990	983,368
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund)
Series 2020-A 1.258%, 07/01/2025	1,010	1,004,382
State of California (State of California)
Series 2023 5.10%, 03/01/2029	2,000	2,069,466
State of Connecticut (State of Connecticut)
Series 2022-A 3.292%, 06/15/2025	1,000	998,486
State of Hawaii (State of Hawaii)
Series 2023-G 4.588%, 10/01/2026	2,000	2,017,640
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue)
Series 2020-E 1.392%, 07/01/2025	1,000	995,126
State of Illinois (State of Illinois)
Series 2023-A 5.254%, 05/01/2025	1,000	1,000,000
Series 2024-A 5.256%, 05/01/2026	5,000	5,044,569
Tennessee Energy Acquisition Corp. (Goldman Sachs Group)
Series 2023-A 5.75%, 05/01/2028	2,000	2,047,124

10 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV)
Series 2020 4.875%, 06/01/2049	$3,405	$3,131,611

Total Local Governments - US Municipal Bonds (cost $60,553,380)		60,597,790

ASSET-BACKED SECURITIES – 4.0%
Autos - Fixed Rate – 2.0%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	3,000	3,037,663
Carvana Auto Receivables Trust
Series 2021-N1, Class C 1.30%, 01/10/2028	153	149,466
Series 2023-N1, Class A 6.36%, 04/12/2027(b)	10	10,019
Lendbuzz Securitization Trust
Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,373	1,394,091
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	3,938	3,954,782
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	126	126,631
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	413	418,224

		9,090,876

Other ABS - Fixed Rate – 2.0%
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(b)	198	198,208
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	661	656,333
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	934	937,481
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	778	724,273
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,280	2,313,129

ABFunds.com	AB Taxable Multi-Sector Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	$263	$263,909
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	1,394	1,354,385
Pagaya AI Debt Trust
Series 2023-3, Class A 7.60%, 12/16/2030(b)	111	111,255
Series 2024-1, Class A 6.66%, 07/15/2031(b)	100	100,569
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	1,765	1,802,077
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	95	95,096
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(b)	264	264,051

		8,820,766

Total Asset-Backed Securities (cost $17,855,634)		17,911,642

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
Risk Share Floating Rate – 3.1%
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M1 6.854% (CME Term SOFR + 2.50%), 04/25/2043(b)(c)	625	632,454
Series 2023-R04, Class 1M1 6.653% (CME Term SOFR + 2.30%), 05/25/2043(b)(c)	1,372	1,397,285
Series 2023-R05, Class 1M1 6.253% (CME Term SOFR + 1.90%), 06/25/2043(b)(c)	1,659	1,671,923
Series 2023-R06, Class 1M1 6.054% (CME Term SOFR + 1.70%), 07/25/2043(b)(c)	524	526,147
Series 2023-R07, Class 2M1 6.303% (CME Term SOFR + 1.95%), 09/25/2043(b)(c)	707	711,064
Series 2024-R03, Class 2M1 5.503% (CME Term SOFR + 1.15%), 03/25/2044(b)(c)	1,434	1,431,698

12 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-R04, Class 1M1 5.454% (CME Term SOFR + 1.10%), 05/25/2044(b)(c)	$1,285	$1,283,421
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A 6.453% (CME Term SOFR + 2.10%), 03/25/2043(b)(c)	264	268,233
Series 2023-DNA2, Class M1A 6.453% (CME Term SOFR + 2.10%), 04/25/2043(b)(c)	1,079	1,092,947
Series 2023-HQA1, Class M1A 6.354% (CME Term SOFR + 2.00%), 05/25/2043(b)(c)	1,504	1,513,911
Series 2023-HQA2, Class M1A 6.354% (CME Term SOFR + 2.00%), 06/25/2043(b)(c)	838	842,575
Series 2024-HQA2, Class M1 5.554% (CME Term SOFR + 1.20%), 08/25/2044(b)(c)	2,394	2,388,489
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2 11.218% (CME Term SOFR + 6.86%), 08/25/2028(c)	75	77,714
Series 2016-C02, Class 1M2 10.468% (CME Term SOFR + 6.11%), 09/25/2028(c)	46	46,969

		13,884,830

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034	7	7,246

Total Collateralized Mortgage Obligations (cost $13,821,926)		13,892,076

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 5.70%, 04/01/2026(a) (cost $389,650)	384	379,219

	Shares
SHORT-TERM INVESTMENTS – 14.2%
Investment Companies – 10.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(d)(e)(f) (cost $47,982,992)	47,982,992	47,982,992

ABFunds.com	AB Taxable Multi-Sector Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 2.9%
U.S. Treasury Bill Zero Coupon, 06/26/2025 (cost $12,915,218)	$13,000	$12,914,258

Short-Term Municipal Notes – 0.6%
Other – 0.6%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust)
Series 2024-B 4.65%, 06/30/2028(b)(c) (cost $3,000,000)	3,000	3,000,000

Total Short-Term Investments (cost $63,898,210)		63,897,250

Total Investments – 99.4% (cost $444,444,662)		446,191,351
Other assets less liabilities – 0.6%		2,837,422

Net Assets – 100.0%		$449,028,773

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $30,224,499 or 6.7% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

Glossary:

ABS – Asset-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

14 AB Taxable Multi-Sector Income Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $396,461,670)	$398,208,359
Affiliated issuers (cost $47,982,992)	47,982,992
Cash	394
Interest receivable	3,545,687
Receivable for shares of beneficial interest sold	856,266
Receivable for investment securities sold	655,000
Affiliated dividends receivable	126,140
Receivable due from Adviser	5,532

Total assets	451,380,370

Liabilities
Dividends payable	1,689,190
Payable for shares of beneficial interest redeemed	662,407

Total liabilities	2,351,597

Net Assets	$449,028,773

Composition of Net Assets
Shares of beneficial interest, at par	$456
Additional paid-in capital	449,534,327
Accumulated loss	(506,010)

Net Assets	$449,028,773

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 45,629,401 common shares outstanding)	$9.84

See notes to financial statements.

ABFunds.com	AB Taxable Multi-Sector Income Shares 15

STATEMENT OF OPERATIONS

Year Ended April 30, 2025

Investment Income
Interest	$19,061,340
Dividends—Affiliated issuers	725,542
Other income(a)	27,908

Total investment income		$19,814,790

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		1,403,194
Swaps		403,575
Net change in unrealized appreciation (depreciation) of:
Investments		6,870,028
Swaps		191,736

Net gain on investment transactions		8,868,533

Net Increase in Net Assets from Operations		$28,683,323

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

16 AB Taxable Multi-Sector Income Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2025	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$19,814,790	$15,552,576
Net realized gain (loss) on investment transactions	1,806,769	(3,129,107)
Net change in unrealized appreciation (depreciation) of investments	7,061,764	3,856,189

Net increase in net assets from operations	28,683,323	16,279,658
Distribution to Shareholders	(19,676,455)	(14,094,957)
Transactions in Shares of Beneficial Interest
Net increase	38,677,428	27,296,366

Total increase	47,684,296	29,481,067
Net Assets
Beginning of period	401,344,477	371,863,410

End of period	$449,028,773	$401,344,477

See notes to financial statements.

ABFunds.com	AB Taxable Multi-Sector Income Shares 17

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Taxable Multi-Sector Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

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NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer

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NOTES TO FINANCIAL STATEMENTS (continued)

a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$289,513,374		$	– 0	–	$289,513,374
Local Governments – US Municipal Bonds		– 0	–	60,597,790			– 0	–	60,597,790
Asset-Backed Securities		– 0	–	17,911,642			– 0	–	17,911,642
Collateralized Mortgage Obligations		– 0	–	13,892,076			– 0	–	13,892,076
Corporates – Non-Investment Grade		– 0	–	379,219			– 0	–	379,219
Short-Term Investments:
Investment Companies		47,982,992		– 0	–		– 0	–	47,982,992
U.S. Treasury Bills		– 0	–	12,914,258			– 0	–	12,914,258
Short-Term Municipal Notes		– 0	–	3,000,000			– 0	–	3,000,000

Total Investments in Securities		47,982,992		398,208,359			– 0	–	446,191,351
Other Financial Instruments(a)		– 0	–	– 0	–		– 0	–	– 0	–

Total		$47,982,992		$398,208,359		$	– 0	–	$446,191,351

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

ABFunds.com	AB Taxable Multi-Sector Income Shares 21

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating

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NOTES TO FINANCIAL STATEMENTS (continued)

expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended April 30, 2025, such reimbursement amounted to $27,908.

ABFunds.com	AB Taxable Multi-Sector Income Shares 23

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended April 30, 2025 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,378	$339,098	$295,493	$47,983	$726

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$274,665,485	$200,238,336
U.S. government securities	5,080,353	74,084,527

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$444,469,769

Gross unrealized appreciation	$2,711,127
Gross unrealized depreciation	(989,545)

Net unrealized appreciation	$1,721,582

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the

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NOTES TO FINANCIAL STATEMENTS (continued)

difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended April 30, 2025, the Fund held interest rate swaps for non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to

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NOTES TO FINANCIAL STATEMENTS (continued)

the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended April 30, 2025, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended April 30, 2025, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	$298,890	$184,892

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	104,685	6,844

Total		$403,575	$191,736

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended April 30, 2025:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$55,500,000	(a)

Credit Default Swaps:
Average notional amount of sale contracts	$657,745	(b)

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$18,070,000	(c)

(a)	Positions were open for four months during the year.

(b)	Positions were open for three months during the year.

(c)	Positions were open for five months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024

Shares sold	15,578,493	13,234,899	$152,361,234	$127,071,284

Shares redeemed	(11,623,597)	(10,404,638)	(113,683,806)	(99,774,918)

Net increase	3,954,896	2,830,261	$38,677,428	$27,296,366

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing

ABFunds.com	AB Taxable Multi-Sector Income Shares 29

NOTES TO FINANCIAL STATEMENTS (continued)

investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in

30 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ABFunds.com	AB Taxable Multi-Sector Income Shares 31

NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the year ended April 30, 2025.

32 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$19,676,455	$14,094,957

Total taxable distributions paid	$19,676,455	$14,094,957

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,708,596
Accumulated capital and other losses	(2,244,086	)(a)
Unrealized appreciation (depreciation)	1,718,670	(b)

Total accumulated earnings (deficit)	$1,183,180	(c)

(a)

As of April 30, 2025, the Fund had a net capital loss carryforward of $2,244,086. During the fiscal year, the Fund utilized $1,974,384 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of callable bonds and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $2,244,086, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Taxable Multi-Sector Income Shares 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended April 30,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$ 9.63		$ 9.57		$ 9.59	$ 10.04	$ 9.89

Income From Investment Operations

Net investment income(a)	.44		.39		.23	.10	.14

Net realized and unrealized gain (loss) on investment transactions	.21		.03		(.02)	(.39)	.16

Net increase (decrease) in net asset value from operations	.65		.42		.21	(.29)	.30

Less: Dividends and Distributions

Dividends from net investment income	(.44)		(.36)		(.22)	(.12)	(.15)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.04)	– 0	–

Total dividends and distributions	(.44)		(.36)		(.23)	(.16)	(.15)

Net asset value, end of period	$ 9.84		$ 9.63		$ 9.57	$ 9.59	$ 10.04

Total Return

Total investment return based on net asset value(b)	6.85%		4.41%		2.21%	(2.98)%	3.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$449,029		$401,344		$371,863	$297,166	$305,872

Ratio to average net assets of:

Net investment income	4.51%		4.09%		2.44%	1.03%	1.36%

Portfolio turnover rate	67%		40%		56%	45%	74%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

34 AB Taxable Multi-Sector Income Shares	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Taxable Multi-Sector Income Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Taxable Multi-Sector Income Shares (the “Fund”) (one of the portfolios constituting AB Corporate Shares (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Corporate Shares) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting

ABFunds.com	AB Taxable Multi-Sector Income Shares 35

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 27, 2025

36 AB Taxable Multi-Sector Income Shares	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2025.

For foreign shareholders, 76.86% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Taxable Multi-Sector Income Shares 37

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

38 AB Taxable Multi-Sector Income Shares	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Taxable Multi-Sector Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee.

ABFunds.com	AB Taxable Multi-Sector Income Shares 39

The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is

40 AB Taxable Multi-Sector Income Shares	ABFunds.com

compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

ABFunds.com	AB Taxable Multi-Sector Income Shares 41

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

42 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES

ABFunds.com	AB Taxable Multi-Sector Income Shares 43

NOTES

44 AB Taxable Multi-Sector Income Shares	ABFunds.com

AB TAXABLE MULTI-SECTOR INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TMSIS-0151-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Corporate Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Impact Municipal Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Municipal Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Taxable Multi-Sector Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 27, 2025